Registration Statement No. 333-147646
                           811-04633

As Filed with the Securities and Exchange Commission on April 27, 2010

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933                [ X ]

Pre-Effective Amendment No. ____          [  ]

Post-Effective Amendment No.__5__         [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ X ]

Amendment No.__56__          [ X ]

Sun Life (N.Y.) Variable Account D
Registrant

Sun Life Insurance and Annuity Company of New York
Depositor

60 East 42nd Street, Suite 1115
New York, New York  10165
Depositor's Address

1-866-702-6998
Depositor's Telephone Number

Sandra DaDalt
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[  ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]  on April 30, 2010 pursuant to paragraph (b) of Rule 485.

[  ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[  ]  on July 27, 2009 pursuant to paragraph (a)(1) of Rule 485.

[  ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Sun Prime Variable Universal Life Insurance
Sun Life (N.Y.) Variable Account D
A Flexible Premium Combination Fixed and Variable Universal Life Insurance Policy and Certificate
Prospectus
April 30, 2010

This prospectus describes combination fixed and variable universal life insurance issued by Sun Life Insurance and Annuity Company of New York ("we", "us" or "Company"), a member of the Sun Life Financial group of companies, through Sun Life (N.Y.) Variable Account D, one of our separate accounts.  Sun Prime Variable Universal Life is being offered on a group basis.  The group policy is held by a trust; individuals are issued Certificates under the group policy.  This prospectus describes all the features of the policy that relate to the Certificate.  The policy will never terminate as long as there is an active Certificate thereunder.  This prospectus contains important information You should understand before purchasing a Certificate.  We use certain special terms which are defined in Appendix A.  You should read this prospectus carefully and keep it for future reference.  You may choose among a number of Variable Sub-Accounts and a Fixed Account.  The Variable Sub-Accounts invest in shares of the following Funds:
ASSET ALLOCATION	LARGE CAP EQUITY
AllianceBernstein Balanced Wealth Strategy Portfolio (Class B)	Columbia Marsico 21st Century Fund, Variable Series – Class B
BlackRock Global Allocation V.I. Fund (Class III)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)6
Fidelity® VIP Balanced Portfolio (Service Class 2)5	Fidelity® VIP Index 500 Portfolio (Service Class 2)6
Franklin Income Securities Fund (Class 2)	Goldman Sachs Structured U.S. Equity Fund (S Shares)2
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)1	Invesco V.I. Core Equity Fund (Series I)9
MFS® Total Return Portfolio (Service Class)	M Business Opportunity Value Fund3,14
SCSM Ibbotson Balanced Fund (Initial Class)1	M Large Cap Growth Fund3
SCSM Ibbotson Growth Fund (Initial Class)1	MFS® Value Portfolio (Service Class)
SCSM Ibbotson Moderate Fund (Initial Class)1	Mutual Shares Securities Fund (Class 2)
The Universal Institutional Funds, Inc. Equity & Income Portfolio (Class II Shares)12	Oppenheimer Capital Appreciation Fund/VA (Service Shares)
EMERGING MARKETS BOND	Oppenheimer Main Street Fund/VA (Service Shares)2
PIMCO Emerging Markets Bond Portfolio (Administrative Class)	SCSM Davis Venture Value Fund (Initial Class)
EMERGING MARKETS EQUITY	SCSM Lord Abbett Growth and Income Fund (Initial Class)
MFS® Emerging Markets Equity Portfolio (Service Class)	SCSM Oppenheimer Large Cap Core Fund (Initial Class)
HIGH YIELD BOND	SCSM WMC Large Cap Growth Fund (Initial Class)
SCSM PIMCO High Yield Fund (Initial Class)	Van Kampen Life Investment Trust Comstock Portfolio (Class 2 Shares)12
INTERMEDIATE TERM BOND	REAL ESTATE EQUITY
Franklin U.S. Government Fund (Class 2)2	Sun Capital Global Real Estate Fund (Initial Class)
MFS® Bond Portfolio (Service Class)	SHORT TERM BOND
MFS® Government Securities Portfolio (Service Class)	SCSM Goldman Sachs Short Duration Fund (Initial Class)
PIMCO Total Return Portfolio (Administrative Class)2	SMALL CAP EQUITY
SCSM PIMCO Total Return Fund (Initial Class)	DWS Small Cap Index VIP (Class B)
Sun Capital Investment Grade Bond Fund® (Initial Class)	Franklin Small Cap Value Securities Fund (Class 2)
INTERNATIONAL/GLOBAL EQUITY	M Capital Appreciation Fund3,15
AllianceBernstein International Value Portfolio (Class B)2	SCSM Columbia Small Cap Value Fund (Initial Class)10
Invesco V.I. International Growth Fund (Series I)8	SCSM Invesco Small Cap Growth Fund (Initial Class)11
M International Equity Fund3,13	SCSM Oppenheimer Main Street Small Cap Fund (Initial Class)
MFS® International Growth Portfolio (Service Class)	Wanger USA2,3
MFS® Research International Portfolio (Service Class)	SPECIALTY/SECTOR EQUITY
Oppenheimer Global Securities Fund/VA (Service Shares)	MFS® Utilities Portfolio (Service Class)
SCSM AllianceBernstein International Value Fund (Initial Class)	SPECIALTY/SECTOR COMMODITY
Templeton Growth Securities Fund (Class 2)	PIMCO CommodityRealReturnTM Strategy Portfolio (Administrative Class)
INTERNATIONAL/GLOBAL SMALL/MID CAP EQUITY	TARGET DATE
First Eagle Overseas Variable Fund3	Fidelity® VIP Freedom 2015 Portfolio (Service Class 2)1,7
MID CAP EQUITY	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)1,7
Fidelity® VIP Mid Cap Portfolio (Service Class 2)5	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)1,7
SCSM Goldman Sachs Mid-Cap Value Fund (Initial Class)	MONEY MARKET
SCSM WMC Blue Chip Mid Cap Fund (Initial Class)	Sun Capital Money Market Fund® (Initial Class)
The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio (Class II Shares)4	MULTI SECTOR BOND
The Universal Institutional Funds, Inc. U.S. Mid Cap Value Portfolio (Class II Shares)12	Franklin Strategic Income Securities Fund (Class 2)
INFLATION-PROTECTED BOND
PIMCO Real Return Portfolio (Administrative Class)2
SCSM BlackRock Inflation Protected Bond Fund (Initial Class)

AllianceBernstein L.P. advises the AllianceBernstein Variable Products Series Fund, Inc. Portfolios and subadvises SCSM AllianceBernstein International Value Fund.  BlackRock Advisors, LLC advises the BlackRock Global Allocation V.I. Fund (with BlackRock Investment Management, LLC and BlackRock International Limited serving as subadvisers).  BlackRock Financial Management, Inc. subadvises SCSM BlackRock Inflation Protected Bond Fund.  Brandes Investment Partners, L.P. subadvises M International Equity Fund.  Deutsche Investment Management Americas, Inc. advises the DWS Small Cap Index VIP with Northern Trust Investments, N.A. serving as subadviser.  Strategic Advisers, Inc. advises the Fidelity® VIP Freedom Portfolios. Fidelity Management & Research Company advises the Fidelity® VIP Portfolios and advisory entities affiliated with Fidelity Management & Research Company subadvise the Fidelity® VIP Portfolios.  First Eagle Investment Management, LLC advises the First Eagle Overseas Variable Fund.  Templeton Global Advisors Limited advises Templeton Growth Securities Fund and Templeton Asset Management Limited is the subadviser.  Franklin Templeton Services, LLC administers the Franklin Templeton Founding Funds Allocation Fund (with the following advising the underlying portfolios of the Fund:  Franklin Advisers, Inc. advising the Franklin Income Securities Fund, Franklin Mutual Advisers, LLC advising Mutual Shares Securities Fund and Templeton Global Advisers Limited advising Templeton Growth Securities Fund).  Franklin Advisers, Inc. advises the Franklin Income Securities Fund, Franklin Strategic Income Securities Fund and Franklin U.S. Government Fund.  Franklin Mutual Advisers, LLC advises the Mutual Shares Securities Fund.  Franklin Advisory Services, LLC advises the Franklin Small Cap Value Securities Fund.  Frontier Capital Management Company, LLC subadvises M Capital Appreciation Fund.  Goldman Sachs Asset Management, L.P. advises the Goldman Sachs Structured U.S. Equity Fund and subadvises SCSM Goldman Sachs Mid Cap Value Fund and SCSM Goldman Sachs Short Duration Fund. Ibbotson Associates, Inc. subadvises SCSM Ibbotson Balanced Fund, SCSM Ibbotson Growth Fund and SCSM Ibbotson Moderate Fund.  Invesco Advisers, Inc. advises the Invesco Funds and subadvises SCSM Invesco Small Cap Growth Fund.  Advisory entities affiliated with Invesco Advisers, Inc. subadvise the Invesco Funds.  Iridian Asset Management LLC subadvises M Business Opportunity Value Fund.  Lord, Abbett & Co. LLC subadvises SCSM Lord Abbett Growth & Income Fund.  M Financial Investment Advisers, Inc. advises the M Fund, Inc. Funds.  Massachusetts Financial Services Company, our affiliate, advises the MFS® Portfolios.  OppenheimerFunds, Inc. advises the Oppenheimer Fund/VAs and subadvises of the SCSM Oppenheimer Main Street Small Cap Fund and SCSM Oppenheimer Large Cap Core Fund.  Pacific Investment Management Company LLC advises the PIMCO Variable Insurance Trust Portfolios and subadvises SCSM PIMCO High Yield Fund and SCSM PIMCO Total Return Fund.  Columbia Management Investment Advisers, LLC advises the Columbia Marsico 21st Century Fund and Marsico Capital Management, LLC is the subadviser.  Columbia Management Investment Advisers, LLC subadvises SCSM Columbia Small Cap Value Fund.  Sun Capital Advisers, LLC, our affiliate, advises the Sun Capital Funds.  Davis Selected Advisers, L.P. subadvises SCSM Davis Venture Value Fund.  DSM Capital Partners LLC subadvises M Large Cap Growth Fund.  Van Kampen Asset Management advises the Van Kampen Life Investment Trust Comstock Portfolio.  Morgan Stanley Investment Management Inc. advises The Universal Institutional Funds, Inc. Portfolios.  Columbia Wanger Asset Management, LP advises Wanger USA.  Wellington Management Company, LLP subadvises SCSM WMC Blue Chip Mid Cap Fund and SCSM WMC Large Cap Growth Fund.
1These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.
2For Certificates with Investment Start Dates on or after October 6, 2008, the following underlying Funds qre not available for investment by the Variable Sub-Accounts:  AllianceBernstein International Value Portfolio, Goldman Sachs Structured U.S. Equity Fund, Oppenheimer Main Street Fund/VA, PIMCO Real Return Portfolio, PIMCO Total Return Portfolio, Franklin U.S. Government Fund and Wanger USA.
3These Funds do not have different share classes.
4The Universal Institutional Funds, Inc. Portfolio uses Morgan Stanley UIF Portfolio as a marketing name.
5These Portfolios are in Variable Insurance Products Fund III.
6These Portfolios are in Variable Insurance Products Fund II.
7These Portfolios are in Variable Insurance Products Fund V.
8Formerly known as AIM V.I. International Growth Fund.
9Formerly known as AIM V.I. Core Equity Fund.
10Formerly known as SCSM Dreman Small Cap Value Fund.
11Formerly known as SCSM AIM Small Cap Growth Fund.
12On May 11, 2010, shareholders of the Van Kampen Life Investment Trust Comstock Portfolio, Universal Institutional Funds, Inc. - Equity and Income Portfolio and Universal Institutional Funds, Inc. - U.S. Mid Cap Value Portfolio will vote on a proposal to reorganize these portfolios into new funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco Van Kampen V.I. Growth and Income Fund and Invesco Van Kampen V.I. U.S. Mid Cap Value Fund, respectively.
13Formerly Brandes International Equity Fund.
14Formerly Business Opportunity Value Fund.
15Formerly Frontier Capital Appreciation Fund.

Sun Life Insurance and Annuity Company of New York
Service Office: One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(866) 702-6998

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Table of Contents

Topic	Page
Risk/Benefit Summary of Certificate [INSERT PAGE NUMBER]
Sun Life Insurance and Annuity Company of New York [INSERT PAGE NUMBER]
The Variable Account [INSERT PAGE NUMBER]
The Funds [INSERT PAGE NUMBER]
Fees and Expenses of the Funds [INSERT PAGE NUMBER]
Our General Account [INSERT PAGE NUMBER]
Investment Programs [INSERT PAGE NUMBER]
Dollar Cost Averaging [INSERT PAGE NUMBER]
Asset Rebalancing [INSERT PAGE NUMBER]
Asset Allocation [INSERT PAGE NUMBER]
About the Certificate [INSERT PAGE NUMBER]
Certificate Application, Issuance and Initial Premium [INSERT PAGE NUMBER]
Death Benefit Compliance Test [INSERT PAGE NUMBER]
Right of Return Period [INSERT PAGE NUMBER]
Premium Payments [INSERT PAGE NUMBER]
Premium [INSERT PAGE NUMBER]
Guideline Premium Test Limitations [INSERT PAGE NUMBER]
Net Premiums [INSERT PAGE NUMBER]
Allocation of Net Premium [INSERT PAGE NUMBER]
Planned Periodic Premiums [INSERT PAGE NUMBER]
Death Benefit [INSERT PAGE NUMBER]
Death Benefit Options [INSERT PAGE NUMBER]
Changes in the Death Benefit Option [INSERT PAGE NUMBER]
Changes in SFA and SIA [INSERT PAGE NUMBER]
Minimum Changes [INSERT PAGE NUMBER]
Increases [INSERT PAGE NUMBER]
Decreases [INSERT PAGE NUMBER]
Accessing Your Account Value [INSERT PAGE NUMBER]
Surrenders and Surrender Charges [INSERT PAGE NUMBER]
Partial Withdrawals [INSERT PAGE NUMBER]
Certificate Loans [INSERT PAGE NUMBER]
Short-Term Trading [INSERT PAGE NUMBER]
The Funds’ Harmful Trading Policies [INSERT PAGE NUMBER]
Transfer Privileges [INSERT PAGE NUMBER]
Account Value [INSERT PAGE NUMBER]
Account Value of the Variable Sub-Accounts [INSERT PAGE NUMBER]
Net Investment Factor [INSERT PAGE NUMBER]
Splitting Units [INSERT PAGE NUMBER]
Insufficient Value [INSERT PAGE NUMBER]
Grace Period [INSERT PAGE NUMBER]
No-Lapse Guarantee [INSERT PAGE NUMBER]
Minimum Premium Test [INSERT PAGE NUMBER]
Charges and Deductions [INSERT PAGE NUMBER]
Premium Expense Charge [INSERT PAGE NUMBER]
Mortality and Expense Risk Charge [INSERT PAGE NUMBER]
Monthly Expense Charge [INSERT PAGE NUMBER]
Monthly Cost of Insurance [INSERT PAGE NUMBER]
Monthly Cost of Insurance Rates [INSERT PAGE NUMBER]
Other Charges and Deductions [INSERT PAGE NUMBER]
Reduced Charges [INSERT PAGE NUMBER]
Supplemental Benefits[INSERT PAGE NUMBER]
Accelerated Benefits Rider [INSERT PAGE NUMBER]
Charitable Giving Benefit Rider [INSERT PAGE NUMBER]
Waiver of Monthly Deductions Rider [INSERT PAGE NUMBER]
Payment of Stipulated Amount Rider [INSERT PAGE NUMBER]
Enhanced Cash Surrender Value Rider [INSERT PAGE NUMBER]
Loan Lapse Protection Rider [INSERT PAGE NUMBER]
Long Term Accumulation Rider (“LTA” Rider) [INSERT PAGE NUMBER]
Termination of Certificate [INSERT PAGE NUMBER]
Reinstatement [INSERT PAGE NUMBER]
Deferral of Payment [INSERT PAGE NUMBER]
Rights of Owner [INSERT PAGE NUMBER]
Rights of Beneficiary [INSERT PAGE NUMBER]
Other Certificate Provisions [INSERT PAGE NUMBER]
Addition, Deletion or Substitution of Investments [INSERT PAGE NUMBER]
Entire Contract [INSERT PAGE NUMBER]
Alteration [INSERT PAGE NUMBER]
Modification [INSERT PAGE NUMBER]
Assignments [INSERT PAGE NUMBER]
Nonparticipating [INSERT PAGE NUMBER]
Misstatement of Age or Sex [INSERT PAGE NUMBER]
Suicide [INSERT PAGE NUMBER]
Incontestability [INSERT PAGE NUMBER]
Report to Owner [INSERT PAGE NUMBER]
Federal Income Tax Considerations [INSERT PAGE NUMBER]
Our Tax Status [INSERT PAGE NUMBER]
Taxation of Certificate Proceeds [INSERT PAGE NUMBER]
Withholding [INSERT PAGE NUMBER]
Tax Return Disclosure [INSERT PAGE NUMBER]
Distribution of Certificate [INSERT PAGE NUMBER]
Voting Rights [INSERT PAGE NUMBER]
Other Information [INSERT PAGE NUMBER]
State Regulation [INSERT PAGE NUMBER]
Legal Proceedings [INSERT PAGE NUMBER]
Experts [INSERT PAGE NUMBER]
Registration Statements [INSERT PAGE NUMBER]
Financial Statements…………………………………………………………………………………………40
Appendix A - Glossary of Terms [INSERT PAGE NUMBER]
Appendix B - Table of Death Benefit Percentages [INSERT PAGE NUMBER]
Appendix C - Privacy Policy [INSERT PAGE NUMBER]

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful.  You should rely only on the information contained in this prospectus or in the prospectus or statement of additional information of the Funds.  We have not authorized anyone to provide You with information that is different.

Risk/Benefit Summary of Certificate

Right of Return Period

You may return the Certificate within 10 days from the date of receipt of the Certificate and receive a refund of premium with interest at the then rate being paid by the Company on comparable fixed life insurance policies.

Premium Payments

-
Generally, You must make a minimum Initial Premium payment equal to two Minimum Monthly Premiums.  The minimum Initial Premium is shown in the illustration for the Certificate and is shown in the Certificate.

-	You choose the amount and timing of subsequent premium payments, within certain limits.

-	You may allocate your net premium payments among the Certificate's available Sub-Accounts.

CONTRACT BENEFITS

Account Value

Account Value is the sum of the amounts in each Sub-Account with respect to the Certificate.

The Certificate's Account Value will reflect-

-	the premiums You pay;

-	the investment performance of the Variable Sub-Accounts You select, and/or the interest credited to the Fixed Account;

-	any loans or partial withdrawals;

-	the charges we deduct under the Certificate.

Accessing the Certificate’s Account Value

-	You may borrow from us using your Account Value as collateral.

-
You may surrender the Certificate for its Cash Surrender Value.  Cash Surrender Value is Account Value minus any surrender charges and the amount of any Certificate Debt.  The surrender charge period ends 10 years after You purchase the Certificate or increase the Specified Face Amount of the Certificate.

-
You may make a partial withdrawal of some of the Certificate’s Cash Surrender Value after the Certificate has been in force for one year.  A partial withdrawal will cause a decrease in the Specified Face Amount and any Supplemental Insurance Amount of the Certificate if your death benefit option is Option A or C.  Reducing the Cash Surrender Value with a partial withdrawal may increase the risk of Certificate lapse.

Death Benefit Compliance Test

-	For favorable federal tax treatment, the Certificate must meet one of the following standards-

	-	the Guideline Premium Test, or

	-	the Cash Value Accumulation Test.

-	You choose the applicable test. You may not change your election.

-	Please see the Death Benefit Compliance Test paragraph in the About the Certificate section of the prospectus for the Guideline Premium Test and Cash Value Accumulation Test definitions.

Death Benefit

If the Certificate is in force at the time we receive due proof of the Insured's death, we will pay the beneficiary an amount based on the death benefit option in effect, plus any supplemental benefits added to the Certificate, less Certificate Debt and any overdue monthly deductions.

Specified Face Amount ("SFA") is the minimum amount of life insurance in the Certificate.  Supplemental Insurance Amount (“SIA”) is the amount of supplemental term life insurance You elect.

SIA has separate cost of insurance charges associated with it.  Those cost of insurance charges are generally lower than the cost of insurance charges that apply to SFA, as are our selling costs, including commissions.  If SIA is combined with SFA, the same amount of premium paid for the combined coverage as compared to all SFA coverage will generate faster cash value accumulation within the Certificate.  SIA will terminate at the certificate anniversary on which the Insured is Attained Age 121.

-	You have a choice of three death benefit options-

-	the SFA plus any SIA (Option A); or

-	the SFA plus any SIA plus the Account Value (Option B); or

-	the SFA plus any SIA plus the sum of premiums paid (Option C).

-	After the first Certificate Year, You may change the SFA and SIA.

-	After the Certificate Date, You may change the death benefit option.

Investment Options

-	You may allocate your net premium payments among the Variable Sub-Accounts and the Fixed Account.

-	You may transfer amounts from one Variable Sub-Account to another, subject to any limits that we or the Funds may impose. We will notify You in writing of any such limitations.

-	You may transfer amounts to and from the Fixed Account, subject to our transfer rules in effect at time of transfer.

Reinstatement

If the Certificate terminates due to insufficient value, we will reinstate it within three years at your request, subject to certain conditions.

Supplemental Benefits
-	You may supplement the Certificate with the following benefits where available-

-	accelerated benefits
-	waiver of monthly deductions
-	payment of stipulated amount
-	enhanced cash surrender value
-	loan lapse protection
-	long term accumulation (“LTA”)
-	charitable giving benefit
-	We will deduct the cost, if any, of the rider(s) from the Certificate's Account Value on a monthly basis.

CONTRACT RISKS

The Variable Account

-	The assets attributable to the Certificates are held in a variable separate account.

-	The assets of the variable separate account are free from our general creditor's claims.

-	The variable separate account is divided into Variable Sub-Accounts.

-	Each Variable Sub-Account invests exclusively in shares of a corresponding mutual fund.

-
When You choose Variable Sub-Accounts in the Variable Account, your benefits will fluctuate because the benefits reflect the impact of certain economic conditions on the mutual funds underlying the Variable Sub-Accounts You have elected.  These conditions include, but are not limited to

-	inflationary forces,

-	changes in rates of return available from different types of investments,

-	changes in employment rates and

-	the presence of international conflict.

-	With such Variable Sub-Accounts, You assume all investment risk. Investment risk is the risk of poor investment performance.

-	Poor investment performance can result in a loss of all or some of your investment.

-	A comprehensive discussion of the risks of such Variable Sub-Accounts may be found in the underlying Fund's prospectus.

-
It is unsuitable to purchase a life insurance certificate as a short-term savings vehicle because surrender charges are highest in the early Certificate Years.  Cost of insurance and other insurance-related charges are appropriate to a life insurance certificate and not to a short-term savings vehicle.

-
Partial withdrawals may occur monthly after Certificate Year 1.  Each partial withdrawal must be for at least $500. Additionally, the Specified Face Amount remaining after a partial withdrawal cannot be less than $100,000.

What If Charges and Deductions Exceed Account Value less Certificate Debt?

-
Unless the No-Lapse Guarantee applies, the Certificate will terminate if the Account Value less Certificate Debt at the beginning of any Certificate Month is less than the charges and deductions then due..

-	We will send You notice and allow You a 61 day Grace Period.

-	If, within the Grace Period, You do not make a premium payment sufficient to cover all charges and deductions due, the Certificate will terminate at the end of the Grace Period.

-	If the Certificate terminates, all coverage ceases and no benefits are payable

No-Lapse Guarantee

The Certificate will not terminate during the No-Lapse Guarantee Period if the premiums paid less partial withdrawals less Certificate Debt exceed the sum of Minimum Monthly Premiums from the Certificate Date to the Valuation Date.  The No-Lapse Guarantee Period is based on the Insured's Issue Age and the amount of planned periodic premium You pay.  It may not exceed 20 years.

Federal Tax Considerations

Purchase of, and transactions under, the Certificate may have adverse or unfavorable tax consequences that You should consider.  You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits, loans and surrenders.

The following tables describe the fees and expenses that You will pay when buying, owning and surrendering the Certificate.  The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender the Certificate or transfer amounts between Investment Options.

TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted	Amount Deducted if LTA Rider in Effect
Premium Expense Charge1 (3.25% of this Charge is used for state and federal tax obligations) Maximum Charge: Current Charge:	Upon premium receipt	(as a % of premium) 8.25% 6.50%	(as a % of premium) 15.00% 15.00%
Surrender Charge Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, super preferred, non-tobacco, Issue Age 45, Certificate Year 1)	Upon certificate surrender before the eleventh Certificate Year and upon surrender of a Certificate increase before ten years have elapsed from the increase effective date	(per $1000 of Specified Face Amount “SFA”) $40.132,3 $0.162,3 $7.763	(per $1000 of Specified Face Amount “SFA”) None3
Loan Lapse Protection Rider5 Maximum Charge:	On the Rider Exercise Date	(of Account Value) 3.5%	(of Account Value) 3.5%
Transfer Fee Maximum Charge: Current Charge:	Upon each transfer in excess of 12 in a Certificate Year	$15.00 $0.00	$15.00 $0.00

The next table describes the fees and expenses that You will pay periodically during the time You own the Certificate, not including Fund fees and expenses.
PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted	Amount Deducted if LTA Rider in Effect
Cost of Insurance for SFA Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, super preferred, non- tobacco, Issue Age 45, Certificate Year 1)	At the beginning of each Certificate Month	(per $1000 of SFA Net Amount at Risk) $83.336 $0.026 $0.13	(per $1000 of SFA Net Amount at Risk) $83.336 $0.026 $0.16
Cost of Insurance for SIA Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, super preferred, non- tobacco, Issue Age 45, Certificate Year 1)	At the beginning of each Certificate Month	(per $1000 of SIA Net Amount at Risk) $83.336 $0.026 $0.13	(per $1000 of SIA Net Amount at Risk) $83.336 $0.026 $0.16
Mortality and Expense Risk Charge7 Maximum Charge: Current Charge:	At the beginning of each Certificate Month	(on the assets allocated to the Variable Sub-Accounts)	(on the assets allocated to the Variable Sub-Accounts)
		0.60% 0.60%	0.25% 0.00%

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted	Amount Deducted if LTA Rider in Effect
Monthly Expense Charge8 Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, super preferred, non- tobacco, Issue Age 45)	At the beginning of each Certificate Month	$8.00 + $1.11 per $1000 of SFA $8.00 + $0.02 per $1000 of SFA $8.00 + $0.12 per $1000 of SFA	$8.00 + $4.00 per $1000 of SFA $8.00 + $0.04 per $1000 of SFA $8.00 + $0.20 per $1000 of SFA
Loan Interest9	At the end of each Certificate Year	(as a % of Certificate Debt) 4.0%	(as a % of Certificate Debt) 4.0%
Flat Extra Charge10 Maximum Charge:	At the beginning of a Certificate Month	(per $1000 of Total Net Amount at Risk) $50.00	(per $1000 of Total Net Amount at Risk) $50.00

The next table describes the charges You will pay periodically during the time You own any riders attached to the Certificate.
OPTIONAL CHARGES
Charge	When Charge is Deducted	Amount Deducted	Amount Deducted if LTA Rider in Effect
Waiver of Monthly Deductions Rider Maximum Charge: Minimum Charge: Representative Owner Charge4: (Issue Age 45)	At the beginning of each Certificate Month	(per $1000 of SFA and SIA)	(per $1000 of SFA and SIA)
		$0.1611 $0.0111 $0.06	$0.1611 $0.0111 $0.06
Payment of Stipulated Amount Rider Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, Issue Age 45, benefit payable to age 70)	At the beginning of each Certificate Month	(per $100 of Stipulated Amount11)	(per $100 of Stipulated Amount12)
		$0.7913 $0.1413 $0.46	$0.7913 $0.1413 $0.46
Enhanced Cash Surrender Value Rider Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, super preferred, non-tobacco, Issue Age 45, Certificate Year 1)	At the beginning of each Certificate Month	(per $1000 of SFA) $2.0614 $0.0214 $0.14	Not available

The next item shows the minimum and maximum total operating expenses charged by the Funds that You may pay periodically during the time that You own the Certificate.  More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL ANNUAL FUND OPERATING EXPENSES (deducted by each Fund on the average daily net asset value of each Fund)	Minimum	Maximum
Total Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.35%	2.17%

1The elements making up the Premium Expense Charge are discussed on page 26.  The Charge is deducted from premium received.
2The maximum charge possible is the charge for an Insured male, standard, tobacco, Issue Age 85, Certificate Year 1.  The minimum charge possible is the charge for an Insured female, super preferred, non-tobacco, Issue Age 18, Certificate Year 10.  The charge varies based on the SFA, the length of time the Certificate has been in force and the length of time an increase in SFA has been in effect, the Insured’s Issue Age, sex and rating class. The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.
3There are no surrender charges applicable if the Enhanced Cash Surrender Value Rider is attached.  The Enhanced Cash Surrender Value Rider may not be elected if the LTA Rider has been elected.
4It is assumed the Owner and the Insured are the same person.  Charges shown are those currently applicable.
5The rider charge equals the excess of 99.5% of the Account Value over the Certificate Debt.  For additional detail for the Loan Lapse Protection Rider, please see pages 29-30.
6The maximum charge possible is for an Insured male, standard, tobacco, Issue Age 85, Certificate Year 35.  The minimum charge possible is for an Insured female, super preferred, non-tobacco, Issue Age 18, Certificate Year 10.  The charges vary based on the length of time the Certificate has been in force and the Insured’s Issue Age, sex and rating class. The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.  For substandard risk classifications, the Company reserves the right to charge up to 500% of the charges shown in the Fee Table.  Please see pages 27-28 of the prospectus for additional detail.
7The annual rate is shown in the table. The charge is deducted on a monthly basis.
8The per $1000 of SFA charge applies for the first 5 Certificate Years following the Issue Date and for the first 5 Certificate Years following the effective date of any increase in SFA.  For a Certificate without the LTA Rider, the maximum charge possible is for an Insured male, standard, tobacco, Issue Age 85.  The minimum charge possible is for an Insured female, super preferred, non-tobacco, Issue Age 18.  For a Certificate with the LTA Rider, the maximum charge possible is for an Insured male, standard, tobacco, Issue Age 85.  The minimum charge possible is for an Insured female, super preferred, non-tobacco, Issue Age 18. The monthly expense charge varies based on the Insured's Issue Age, sex and rating class.  The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.
9Loan Interest is charged as a percentage of Certificate Debt and is added to Certificate Debt.  For Certificate Years 10 and thereafter, a Certificate with the LTA Rider has a loan interest rate of 3.0%.  A Certificate without the LTA Rider has a loan interest rate of 3.5%.  See pages 20-21 for additional detail regarding Loan Interest.
10For Certificates with Investment Start Dates before October 12, 2009, the maximum flat extra charge per $1000 of Total Net Amount at Risk is $20.00
11The maximum charge possible is for an Insured, Issue Age 55.  The minimum charge possible is for an Insured, Issue Age 18.  Charges vary by Issue Age only.  The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.
12To increase the variety of Stipulated Amounts electable, the charge imposed is per $100 of Stipulated Amount.
13The maximum charge possible is for an Insured male, Issue Age 55, benefit payable to age 70.  The minimum charge possible is for an Insured male, Issue Age 18, benefit payable to age 65.  Charges vary based on the Insured's Issue Age, sex and duration of payment option.  Disability rates for males are lower than females at younger ages and much higher for males than females at older ages.  The use of rates for males provides an appropriate range of rates. The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.
14The per $1000 of SFA charge applies for the first 10 Certificate Years following the Issue Date and for the first 10 Certificate Years following the effective date of any increase in SFA.  The maximum charge possible is for an Insured male, standard, tobacco, Issue Age 85.  The minimum charge possible is for an Insured female, super preferred, non-tobacco, Issue Age 18.  The Enhanced Cash Surrender Value Rider charge varies based on the Insured's Issue Age, sex and rating class.  The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.

Sun Life Insurance and Annuity Company of New York

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983.  Our Home Office is located at 60 East 42nd Street, Suite 1115, New York, New York 10165. We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial").  Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges.

The Variable Account

We established Sun Life (N.Y.) Variable Account D on April 24, 2003, pursuant to a resolution of our Board of Directors.  The Variable Account may also be used to fund benefits payable under other life insurance certificates and policies issued by us.  We are obligated to pay all benefits payable under the Certificate.

We own the assets of the Variable Account.  The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all certificates and policies participating in the Variable Account and the Variable Account is fully funded for the purpose of Federal securities laws.  The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business.  Our obligations for the fixed account allocation and death benefits payable under the certificates are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust.  Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account is divided into Variable Sub-Accounts.  Each Variable Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund).  We may in the future add new or delete existing Variable Sub-Accounts.  The income, gains or losses, realized or unrealized, from assets allocated to each Variable Sub-Account are credited to or charged against that Variable Sub-Account without regard to the other income, gains or losses of the other Variable Sub-Accounts.  All amounts allocated to a Variable Sub-Account will be used to purchase shares of the corresponding mutual fund.  The Variable Sub-Accounts will at all times be fully invested in mutual fund shares.  The Variable Account may contain certain variable sub-accounts which are not available under the Certificate.

The Funds

The Certificate offers a number of Fund options shown on page 1.  Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.  More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses").  The Fund Prospectuses should be read in connection with this prospectus.  A copy of each Fund Prospectus may be obtained without charge by calling (866) 702-6998, or writing to Sun Life Insurance and Annuity Company of New York, Service Office: One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Although the investment objectives and policies of the Funds may be similar to those of other mutual funds managed by the Funds' investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.  Some of the Funds' investment advisers may compensate us for administering the Funds as investment options under the Certificate.  Such compensation is paid from advisers' assets.

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts.  Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds.  A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of certificateowners and those of other companies, or some other reason.  In the event of conflict, we will take any steps necessary to protect certificateowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

Fees and Expenses of the Funds

Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses.  The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities.  Other Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund.

The Fund expenses are assessed at the Fund level and are not direct charges against Variable Account assets or reductions from Cash Values.  These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account.  Thus, You indirectly bear the fees and expenses of the Funds You select.  The table presented earlier shows a range of annual expenses paid by the Funds as a percentage on the average daily net asset value of each Fund.

The management fees and other expenses of the Funds are more fully described in the Fund Prospectuses.  The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts.  Subject to applicable law, we have sole discretion over the investment of our general account assets.

The Fixed Account is not a security and the general account is not an investment company.  Interests in our general account offered through the Fixed Account have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

You may allocate net premiums to the Fixed Account and may transfer a portion of your investments in the Variable Sub-Accounts to the Fixed Account.  You may also transfer a portion of your investment in the Fixed Account to any of the Variable Sub-Accounts.  Transfers may be subject to certain restrictions.  Please see pages 21-23 for more detail regarding transfer restrictions.

An investment in the Fixed Account does not entitle You to share in the investment experience of our general account.  Instead, we guarantee that your fixed account investment will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account.  We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.

Investment Programs

Dollar Cost Averaging.  You may select, at no extra charge, a dollar cost averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us.  Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Variable Sub-Accounts chosen by You, up to a maximum of twelve.  The program continues until your Account Value allocated to the program is depleted or You elect to stop the program.

The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations.  Since the same dollar amount is transferred to other available Variable Sub-Accounts at set intervals, dollar cost averaging allows You to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high.  Therefore, a lower average cost per Unit may be achieved over the long-term.  A dollar cost averaging program allows You to take advantage of market fluctuations.  However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

Asset Rebalancing.  Once your money has been allocated among the Sub-Accounts, the earnings may cause the percentage invested in each Sub-Account to differ from your allocation instructions.  You can direct us to automatically rebalance the Certificate among your Sub-Accounts to return to your allocation percentages by selecting our asset rebalancing program.  The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions.  Rebalancing will not occur if the total Sub-Account allocations are less than $1,000.

There is no charge for asset rebalancing.  In addition, rebalancing will not be counted against any limit we may place on your number of transfers in a Certificate Year.  You may not select dollar cost averaging and asset rebalancing at the same time.  We reserve the right to modify, suspend or terminate this program at any time.  We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

Asset Allocation.  One or more asset allocation programs may be made available in connection with the Certificate, at no extra charge.  Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, You may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.  Currently, You may select one of the asset allocation models, each of which represents a combination of Variable Sub-Accounts with a different level of risk.  These asset allocation models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure.  We may add or delete such programs in the future.  If You elect an asset allocation program, we automatically rebalance your premium payments among the Variable Sub-Accounts represented in the model You choose.  We rebalance your premium payments on a quarterly basis, without further instruction from You.  Our asset allocation programs are “static” programs.  We do not change the original percentage allocations among the Variable Sub-Accounts that are used for rebalancing purposes in your chosen model.  We may, however, terminate the program or choose a different model.  Also, the asset allocation models are reviewed and, as a result, may be substituted for new models and existing models may be terminated.  If so, the new models will be offered only to Certificates issued on or after the date the new model goes into effect or to owners who elect an asset allocation program on or after that date.  Owners of any existing asset allocation programs may make an independent decision to change their asset allocations at any time during the duration of an asset allocation model or after the asset allocation model has terminated.  If an existing model is terminated, we will rebalance your Variable Sub-Accounts to the percentage allocations of the terminated model, unless You advise us otherwise.  We will also allocate new premium to the percentage allocations of the terminated model unless otherwise instructed by You.  You should consult your financial adviser periodically to consider whether the model You have selected is still appropriate for You or whether You wish to change your percentage allocations.

About the Certificate

Certificate Application, Issuance and Initial Premium

To purchase a Certificate, You must first submit an application to our Service Office.  We may then follow certain underwriting procedures designed to determine the insurability of the proposed Insured.  We offer the Certificate on a regular (medical) underwriting basis and simplified underwriting basis.  We may require medical examinations and further information before the proposed application is approved.  Simplified underwriting is available to certain groups of Insureds, with all Insureds meeting certain other underwriting requirements.  We must pre-approve any simplified underwriting arrangement.  The cost of insurance rates are higher for healthy individuals when simplified underwriting is used instead of regular underwriting.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  A Certificate cannot be issued until the underwriting process has been completed to our satisfaction.  We reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to an Insured to cover the cost of the increased mortality risk borne by the Company.

You must specify certain information in the application, including the Specified Face Amount, Supplemental Insurance Face Amount, the death benefit option and supplemental benefits, if any.  The Specified Face Amount generally may not be decreased below $100,000-the “Minimum Specified Face Amount.”

While your application is being reviewed, we may make available to You temporary life insurance coverage if You have signed a Certificate Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment.  The temporary coverage, if available, begins on the date that separate application for it is signed, has a maximum amount and is subject to other conditions.  Pending approval of your application, any advance payments will be held in our general account.  Upon approval of the application, we will issue to You a Certificate on the life of the Insured.  The Issue Date is the date we produce the Certificate on our system and is specified in the Certificate.  The Investment Start Date is the date the first premium is applied, which will be the later of-

-	the Issue Date,

-	the Certificate Date or

-	the date a premium is paid equal to or in excess of the specified Initial Premium.

If an application is not approved, we will promptly return all advance payments to You.

Death Benefit Compliance Test.  The Certificate must, at all times, satisfy one of two legal standards for it to qualify as life insurance and thus be entitled to receive favorable tax treatment under applicable federal tax law.  We will refer to these standards as the “Cash Value Accumulation Test” and the “Guideline Premium Test.”  Under both tests, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the “Death Benefit Percentage”).  The Death Benefit Percentages for the Guideline Premium Test vary by age, whereas those for the Cash Value Accumulation Test vary by age and sex.  The Death Benefit Percentages for the Cash Value Accumulation Test, in general, are greater than those for the Guideline Premium Test.  The Guideline Premium Test imposes limits on the amount of premium You may pay under the Certificate, where the Cash Value Accumulation Test does not.  You must specify in the Certificate application which of these tests will apply to the Certificate.  You may not change your selection once the Certificate has been issued.  In general, if your primary objective is maximum accumulation of Account Value during the initial Certificate Years, then the Cash Value Accumulation Test would be the more appropriate choice.  If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the Guideline Premium Test is generally more appropriate.  Because your choice of tests depends on complex factors and may not be changed, You should consult with a qualified tax adviser before deciding.

Right of Return Period

If You are not satisfied with the Certificate, it may be returned by delivering or post-marking it to our Service Office or to the representative from whom the Certificate was purchased within 10 days from the date of receipt of the Certificate (the "Right of Return Period").  A Certificate returned under this provision will be deemed void.  You will receive a refund equal to the sum of all premium payments made with interest at the then rate being paid by the Company on comparable fixed life insurance policies.

We will allocate the net premium payments to the Fixed Account during the Right to Return Period.  Upon expiration of the Right of Return Period, as measured from the Issue Date, plus five days, the Account Value in the Fixed Account will be transferred to the Sub-Accounts in accordance with your allocation instructions.

Premium Payments

All premium payments must be made payable to Sun Life Insurance and Annuity Company of New York and mailed to our Service Office.  The Initial Premium will be due and payable as of the Certificate's Issue Date.  The minimum Initial Premium is, generally, two Minimum Monthly Premiums.  The amount of Minimum Monthly Premium is determined by the Specified Face Amount, death benefit option election, optional rider election and risk and underwriting classification of the Insured.  Additional premium payments may be paid to us subject to the limitations described below.  We will not reject any premium payment necessary to maintain coverage and will provide You notice if additional premium is required to maintain coverage.

Premium.  We reserve the right to limit the number of premium payments we accept in a year.  No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to keep the Certificate in force.  We reserve the right to reject a premium payment that, if accepted, would cause the Certificate, at its current death benefit, to no longer meet the definition of “life insurance” under the Internal Revenue Code.  If You provide satisfactory evidence of insurability, we can retain the premium and increase the death benefit while maintaining the Certificate’s “life insurance” status under the Internal Revenue Code.

We will not accept premium payments that would, in our opinion, cause the Certificate to fail to qualify as life insurance under applicable federal tax law.  If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to You.

Specified Face Amount and Supplemental Insurance Face Amount increases and decreases will impact the level of premium You need to pay to maintain coverage.  Your financial adviser can provide an illustration showing the effects on premium funding of Specified Face Amount and Supplemental Insurance Face Amount changes.

After the certificate anniversary on which the Insured is Attained Age 121, we will not accept any more premium payments for the Certificate.

Guideline Premium Test Limitations.  The Guideline Premium Test limits the amount of premium You may pay per year.  We will not accept premium payments that would, in our opinion, exceed these limits, if You have chosen this test as the applicable Death Benefit Compliance Test, unless You have expressly directed us to do so.  We may require satisfactory evidence of insurability before we accept such a premium.  We will inform You of the applicable maximum premium limitations for the coming years in our annual report to You.  In contrast, the Cash Value Accumulation Test does not impose any additional limitations on the amount of premium You may pay.

Net Premiums.  The net premium is the amount You pay as the premium less the Premium Expense Charge.  The Premium Expense Charge is a sales load and covers Federal and State tax liabilities related to premium, agent compensation and other at issue costs.

Allocation of Net Premium.  Except as otherwise described herein, net premium will be allocated in accordance with your allocation percentages.  You must allocate at least 1% of net premium to any Sub-Account You choose. Percentages must be in whole numbers.  We reserve the right to limit the number of Sub-Accounts to which You may allocate your Account Value to not more than 20 Sub-Accounts.  You may change your allocation percentages at any time by telephone or written request to our Service Office.  Telephone requests will be honored only if we have a properly completed telephone authorization form for You on file.  We, our affiliates and the representative from whom You purchased the Certificate will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine.  We will use reasonable procedures to confirm that instructions communicated by telephone are genuine.  You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone.  An allocation change will be effective as of the date we receive notice of that change.

Planned Periodic Premiums.  While You are not required to make additional premium payments according to a fixed schedule, You may select a planned periodic premium schedule and corresponding billing period, subject to our limits.  We will send You reminder notices for the planned periodic premium at each billing period as specified in the Certificate, unless reminder notices have been suspended as described below.  You are not required, however, to pay the planned periodic premium; You may increase or decrease the planned periodic premium subject to our limits, and You may skip a planned payment or make unscheduled payments.  You may change your planned payment schedule or the billing period, subject to our approval.  Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep the Certificate in force, and You may need to change your planned payment schedule or make additional payments in order to prevent termination of the Certificate.  We will suspend reminder notices at your written request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period).  We will notify You prior to suspending reminder notices.

Death Benefit

If the Certificate is in force at the time of the Insured's death, we will pay the beneficiary an amount based on the death benefit option in effect once we have received Due Proof of the Insured's death.  The amount payable will be:

-	the amount of the selected death benefit option, plus

-	any amounts payable under any supplemental benefits added to the Certificate, minus

-	the value of any Certificate Debt on the date of the Insured's death, minus

-	any overdue monthly deductions if death occurs during a grace period.

We will pay this amount to the beneficiary in one lump sum, unless we and the beneficiary agree on another form of settlement. You may select between three death benefit options.  You may change the death benefit option at any time.

Death Benefit Options.  The Certificate has three death benefit options. You will be required to select one of them in the Certificate application.  A Certificate will not be issued unless a death benefit option election is made.  To be eligible to select scheduled increases in SIA, Option A must be the death benefit option chosen.

 Option A.  Under this option, the death benefit is the greater of-

-	the Certificate’s SFA plus the SIA, or

-	the Account Value multiplied by the applicable death benefit percentage shown in the Certificate.

Option B. Under this option, the death benefit is the greater of-

-	the sum of the SFA, SIA and the Account Value, or

-	the Account Value multiplied by the applicable death benefit percentage shown in the Certificate.

Option C. Under this option, the death benefit is the greater of-

-	the sum of the SFA, SIA and all premiums paid, or

-	the Account Value multiplied by the applicable death benefit percentage shown in the Certificate.

Option A provides a level amount of death benefit.  Option B provides a fluctuating amount of death benefit due to the inclusion of the Account Value.  While Option B provides a different death benefit than Option A, the monthly deduction for cost of insurance charges will be higher based on the Specified Face Amount Net Amount at Risk.  Option C also provides a higher death benefit than Option A and may result in a higher monthly deduction for cost of insurance charges depending upon actual premium payments made.  Ask your financial adviser for an illustration to compare costs between Option B and Option C.

Changes in the Death Benefit Option.  You may request a change in the death benefit option.  Changes in the death benefit option are subject to Our underwriting rules in effect at the time of change.  Requests for a change must be made in writing to Us.  The effective date of the change will be the Anniversary on or next following the date We approve your request.

If You change from Option A to Option B, a decrease equal to the Certificate’s Account Value on the effective date of the change will be applied as follows:  first, to the initial SIA; second, to the oldest increases in SIA, in chronological order; third, to the most recent increase in SIA; fourth, to the initial SFA, up to the $100,000 minimum; fifth, to the oldest increases in SFA, in chronological order; and lastly, to the most recent increase in SFA.  Future scheduled increases will be cancelled.

If You change from Option B to Option A, an increase equal to the Certificate’s Account Value on the effective date of the change will be applied as follows:  first, to increases which remain in force, beginning with the most recent, be it SFA or SIA; second, to the initial SIA if it remains in force; lastly to the initial SFA.

Option C can only be changed to Option A.  Neither Option A or B can be changed to Option C.  The amount of the death benefit on the effective date of the change will not be altered but the change in death benefit option will affect the determination of the death benefit from that point on.

Changes in SFA and SIA

You may increase or decrease the SFA and SIA of the Certificate within certain limits.

Minimum Changes.  Each increase in the SFA and SIA must be at least $50,000.  We reserve the right to change the minimum amount by which You may change the SFA and SIA.

Increases.  After the first certificate anniversary, You may request an increase in the SFA and SIA.  You must provide satisfactory evidence of the Insured's insurability.  The cost of insurance charges and monthly expense charges applicable to an increase in SFA and SIA may be higher or lower than those charged on the original sums if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.  Additional certificate specification pages will be provided to show the applicable guaranteed maximum cost of insurance charges applicable to any increase.  Once requested, an increase will become effective at the next certificate anniversary following our approval of your request. The Certificate does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.  Your financial adviser can provide an illustration to show the level of premium funding necessary to maintain coverage at the increased SFA and SIA.

At time of application, You may choose to schedule increases in SIA.  Additional evidence of insurability will not be required at the time the increases are scheduled to go into effect.  Further, no deterioration in the Insured’s health will negatively impact future scheduled increases.  Persons interested in scheduled increases are generally those who are matching their insurance coverage amount to their income and anticipate annual increases in compensation.

Decreases.  The SFA and SIA can be decreased after the first certificate anniversary.  A decrease will become effective at the beginning of the next Certificate Month following our approval of your request.  The SFA after the decrease must be at least $100,000.  Surrender charges will apply to decreases in the SFA during the surrender charge period except for decreases in the SFA resulting from a change in the death benefit option or a partial withdrawal.  For purposes of determining surrender charges on the SFA and later cost of insurance charges for the SFA and SIA, we will apply a decrease in the following order-

-	first, to the most recent increase in SIA;

-	second, to the next most recent increases in SIA, in reverse chronological order;

-	third, to the initial SIA;

-	fourth, to the most recent increase in SFA;

-	fifth, to the next most recent increases in SFA, in reverse chronological order; and

-	lastly, to the initial SFA.

If a decrease in SFA or SIA is elected, all future scheduled increases in SIA are cancelled.

Accessing Your Account Value

Surrenders and Surrender Charges

You may surrender the Certificate for its Cash Surrender Value at any time while the Insured is living.  If You do, the insurance coverage and all other benefits under the Certificate will terminate.  If You surrender the Certificate and receive its Cash Surrender Value, You may incur surrender charges, taxes and tax penalties.

Cash Surrender Value is the Certificate's Account Value less the sum of-

-	the outstanding balance of any Certificate Debt; and

-	any surrender charges.

We will deduct surrender charges from your Account Value if You surrender the Certificate or request a decrease in the SFA during the surrender charge period.  There are separate surrender charges for the initial SFA and any increase in the SFA You request.  The surrender charge period will start on the Certificate's Issue Date and on the effective date for the increase, respectively.  We will determine your Cash Surrender Value at the next close of business on the New York Stock Exchange after we receive your written request for surrender at our Service Office.

If You surrender the Certificate in the first 10 years or within the first 10 years after an increase in the SFA, we will apply a surrender charge to the initial SFA and to each increase in the SFA other than an increase resulting from a change in the death benefit option.  The surrender charge will be calculated separately for the initial SFA and each increase in the SFA.  The surrender charge will be an amount based on the Certificate's SFA, the length of time the Certificate has been in force and the length of time an increase in the SFA has been in effect, the Insured's Issue Age, sex and rating class.  The following are examples of surrender charges at representative Issue Ages.

First Year Surrender Charges Per $1,000 of Specified Face Amount (Super-Preferred Non-tobacco Male)
Issue Age 25 $3.25	Issue Age 35 $4.92	Issue Age 45 $7.76
Issue Age 55 $12.74	Issue Age 65 $21.91	Issue Age 75 $40.14

The surrender charge will be calculated based on the surrender charge percentages for the initial SFA and each increase in the SFA as shown in the table below.

Year	Surrender Charge (as a Percentage of the First Year Surrender Charge)

1	100.0
2	100.0
3	90.0
4	75.0
5	70.0
6	60.0
7	45.0
8	35.0
9	20.0
10	7.0
11+	0.0

A surrender charge will be applied for each decrease in the SFA except for decreases in the SFA resulting from a change in death benefit option or partial withdrawal.  These surrender charges will be applied in the following order:

-	first, to the most recent increase;

-	second, to the next most recent increases, in reverse chronological order; and

-	third, to the initial SFA.

On a decrease in the initial SFA, You will pay a proportion of the full surrender charge based on the ratio of the face amount decrease to the initial SFA.  The surrender charge You pay on a decrease that is less than the full amount of an increase in SFA will be calculated on the same basis.  Future surrender charges will be reduced by any incurred for a decrease in the SFA.  Surrender charges will be allocated proportionally among the Sub-Accounts.

Partial Withdrawals

You may make a partial withdrawal of the Certificate once each Certificate Month after the first Certificate Year by written request to us.  Each partial withdrawal must be for at least $500.

If the applicable death benefit option is Option A or C, the SFA and SIA will be decreased by the amount of the partial withdrawal.  We will apply the decrease to the initial SFA and SIA and to each increase in SFA and SIA in the following order-

-	first, to the initial SIA;

-	second, to the oldest increases in SIA, in chronological order;

-	third, to the most recent increase in SIA;

-	fourth, to the initial SFA, up to the $100,000 minimum;

-	fifth, to the oldest increases in SFA, in chronological order; and

-	lastly, to the most recent increase in SFA.

Unless You specify otherwise, the partial withdrawal will be allocated proportionally among the Sub-Accounts.  We will not accept requests for a partial withdrawal if the SFA remaining in force after the partial withdrawal would be less than the minimum SFA.  A partial withdrawal will be allocated to a Variable Sub-Account at the Unit Value of that Variable Sub-Account next determined after receipt of the partial withdrawal request.  A partial withdrawal may result in taxes and tax penalties.

Certificate Loans

Using the Certificate as collateral, You may request a certificate loan of up to 90% of the Certificate's Cash Value, decreased by the amount of any outstanding Certificate Debt on the date the certificate loan is made.  The Certificate will terminate for no value subject to a grace period if the Certificate Debt exceeds the Cash Value.  During the No-Lapse Guarantee Period, however, the Certificate will not terminate if it satisfies the minimum premium test.  The Loan Lapse Protection Rider may also prevent Certificate termination.  Although the No-Lapse Guarantee and the Loan Lapse Protection Rider may prevent Certificate termination, the conditions under which they apply differ widely, including the length of time the Certificate has been in force and the age of the certificateowner.  Please see the No-Lapse Guarantee section and the Loan Lapse Protection Rider section for additional detail.

You may allocate the certificate loan among the Sub-Accounts.  If You do not specify the allocation, then the certificate loan will be allocated proportionally among the Sub-Accounts.  Loan amounts allocated to the Variable Sub-Accounts will be transferred to the Fixed Account.  We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account.

Interest on the certificate loan will accrue daily at 4% annually during Certificate Years 1 through 10.  If the LTA Rider is attached to the Certificate, loan interest is 3.0% in Certificate Year 11 and thereafter.  If the LTA Rider is not attached to the Certificate, loan interest is 3.5% in Certificate Year 11 and thereafter.  This interest will be due and payable to us in arrears on each certificate anniversary.  Any unpaid interest will be added to the principal amount as an additional certificate loan and will bear interest at the same rate and will be assessed in the same manner as the prior certificate loan.

The Cash Surrender Value and the Certificate Proceeds are reduced by the amount of any outstanding Certificate Debt.

All funds we receive from You will be credited to the Certificate as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment.  In the event You have a loan against the Certificate, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not.  Loan repayments will first reduce the outstanding balance of the certificate loan and then accrued but unpaid interest on such loans.

A certificate loan, whether or not repaid, will affect the Certificate Proceeds payable upon the Insured's death and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value.  The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts while the loan is outstanding, the effect could be favorable or unfavorable.

Short-Term Trading

The Certificate is not designed for short-term trading.  If You wish to employ such strategies, do not purchase a Certificate.  Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity.  Some Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection.  Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Owners or intermediaries or curtail their trading.  A failure to detect and curtail short-term trading could result in adverse consequences to Owners.  Short-term trading can increase costs for all Owners as a result of excessive portfolio transaction fees.  In addition, short-term trading can adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.
The Company has policies and procedures to discourage frequent transfers of Account Value.  As described below under "Transfer Privileges," the Certificate includes limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interest of individual Owners.  The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by an individual, a firm or a third party authorized to initiate transfer requests on behalf of Owner(s) may be subject to other restrictions as well (including transfers to and from the Fixed Account).  For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privileges", such as requiring transfer requests to be submitted in writing through regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions into a Fund.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by You directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party.  In particular, we will treat as short-term trading activity and refuse to process any transfer that is requested by an authorized third party within 30 days of a previous transfer (whether the earlier transfer was requested by You or a third party acting on your behalf).  We may also impose special restrictions on third parties that engage in reallocations of Certificate values.  We may limit the frequency of the transfer and prohibit exchanges into a Fund.

Should transfer instructions provide for a redemption out of a Fund with purchase into a Fund that is restricted, the certificateowner’s transfer instructions will be considered a request that is not in good order.  Therefore, neither side of the requested transaction will be honored.  We will provide You notice that the transfer instructions were not executed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other of the Company’s contract owners and Owners, in the following instances:

-   when a new broker of record is designated for the Certificate;
-   when the Owner changes;
-   when control of the Certificate passes to the designated beneficiary upon the death of the Insured;
-   when necessary in our view to avoid hardship to an Owner;
-   when underlying Funds are dissolved, merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Owners to certain risks.  The short-term trading could increase costs for all Owners as a result of excessive portfolio transaction fees.  In addition, the short-term trading could adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.  Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Owners may experience a different application of the policy and therefore may experience some of these risks.  Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

The Funds’ Harmful Trading Policies.  In addition to the restrictions that we impose (as described above under Short-Term Trading and below under Transfer Privileges), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Funds’ shares.  These policies (the “Funds’ Harmful Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund.  The Funds’ Harmful Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Harmful Trading Policies from time to time.

We are legally obligated to provide (at the Funds’ request) information about each amount You cause to be deposited into a Fund (including by way of premium payments and transfers under your Certificate) or removed from the Fund (including by way of withdrawals and transfers).  If a Fund identifies You as having violated the Fund’s Harmful Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by You (or a third party acting on your behalf) into that Fund.  Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if You do not comply with any Fund’s Harmful Trading Policies, You (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund.  You should review and comply with each Fund’s Harmful Trading Policies, which are disclosed in the Funds’ current prospectuses.

Funds may differ significantly as to such matters as:  (a) the amount, format and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions.  As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased.  Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described above under Short-Term Trading and below under Transfer Privileges.  Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, You could be deprived of potentially valuable flexibility to make transactions with respect to that Fund.  For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers.  If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as an investment option.

Transfer Privileges

Subject to the above special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, You may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account.  There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer above 12 transfers in any Certificate Year.  We will make transfers pursuant to an authorized written or telephone request to us.  Telephone requests will be honored only if we have a properly completed telephone authorization form for You on file.  We, our affiliates and the representative from whom You purchased the Certificate will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine.  We will use reasonable procedures to confirm that instructions communicated by telephone are genuine.  For transactions initiated by telephone, You will be required to identify yourself by name and a personal identification number.

Transfers may be requested by indicating the transfer of either a specified dollar amount or a specified percentage of the Fixed Account or the Variable Sub-Account's value from which the transfer will be made.  If You request a transfer based on a specified percentage of the Fixed Account or the Variable Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the Fixed Account or the Variable Sub-Account's value at the time the request is received.  We reserve the right to limit the number of Sub-Accounts to which You may allocate your Account Value to not more than 20.

An acceptable transfer request will be executed as of the date our Service Office receives your request provided that it is received on a Valuation Date before the close of the NYSE.  An “acceptable transfer request” is one that is authorized by a person with proper authority, provides clear instruction to the Company, as administrator of the Variable Account, and is for a transaction that is not restricted by policies and procedures of the Variable Account, the Fund or us.  If an acceptable transfer request is received on a day that is not a Valuation Date or after the close of the NYSE on a Valuation Date, it will be executed effective on the next Valuation Date.  The Unit Value of Variable Sub-Accounts affected by a transfer request will be that next determined after receipt of such transfer request.

Transfer privileges are subject to our consent.  We reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; (2) the frequency of transfers; and (3) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account.  We will notify You in writing of any such limitations.  If your Certificate so states in its text or via endorsement, thirty days must elapse between each transfer.

Transfers from the Fixed Account to the Variable Sub-Accounts are limited to one transfer annually of no more than 25% of the value of the Fixed Account at the end of the prior Certificate Year or $5,000, whichever is greater.
For the first eighteen months, You may transfer all Variable Sub-Account value to the Fixed Account.  At least once each Certificate Year, You have the option of transferring all Variable Sub-Account value to the Fixed Account and using that value to purchase a guaranteed paid-up benefit.  If You object to a material change in the Variable Sub-Accounts under your Certificate, You may transfer the Account Value in the affected Variable Sub-Accounts to the Fixed Account within 60 days after the effective date of the material change.

Account Value

Your Account Value is the sum of the values of each Variable Sub-Account plus the value of the Fixed Account.  The Account Value varies depending upon the Premiums paid, Premium Expense Charges, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Cost of Insurance charges, partial withdrawals, fees, certificate loans and the net investment factor (described below).

The minimum guaranteed interest rate applicable to the values in the Fixed Account is 3% annually.  Interest in excess of the guaranteed rate may be applied in such a manner as we may determine, based on our expectations of future interest, mortality costs, persistency, expenses and taxes. Interest credited will be computed on a compound interest basis.

Account Value of the Variable Sub-Accounts.  We measure the amounts in the Variable Sub-Accounts in terms of Units and Unit Values.  On any given date, the amount You have in a Variable Sub-Account is equal to the Unit Value multiplied by the number of Units credited to You in that Variable Sub-Account.  Amounts allocated to a Variable Sub-Account will be used to purchase Units of that Variable Sub-Account.  Units are redeemed when You make partial withdrawals, undertake certificate loans or transfer amounts from a Variable Sub-Account, and for the payment of Monthly Expense Charges, Monthly Cost of Insurance charges, Mortality and Expense Risk Charges and other fees.  The number of Units of each Variable Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Variable Sub-Account.  A Valuation Date is any day on which the NYSE is open for business and valuation will occur at the close of the NYSE.  The NYSE historically closes on weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  For the first Valuation Date of each Variable Sub-Account, the Unit Value is established at $10.00.  The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below).  The Unit Value of a Variable Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date.  The Valuation Period is the period of time from one determination of Unit Values to the next.

If accompanied by proper allocation instructions, a premium received at our Service Office is credited to the Certificate on the same date it is received unless that date is not a Valuation Date or receipt is after the close of the NYSE on a Valuation Date.  In those instances, the premium will be credited on the next Valuation Date. If premium is to be allocated to a Variable Sub-Account, the Unit Value of the Variable Sub-Account will be that next determined after receipt of such premium.

The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the Certificate Date or the Valuation Date we receive a premium equal to or in excess of the Initial Premium.

The Account Value on the Investment Start Date equals:

-	the net premium received, minus

-	the monthly deductions due on the Certificate Date and subsequent Monthly Anniversary Days through the Investment Start Date charged to the Variable Sub-Accounts and the Fixed Account.

The Account Value on subsequent Valuation Dates is equal to:

-	the Account Value attributable to each Variable Sub-Account on the preceding Valuation Date, multiplied by that Sub-Account’s Net Investment Factor, plus

-	the value of the Fixed Account on the preceding Valuation Date, accrued at interest, plus

-	that portion of Net Premium received and allocated to a Sub-Account during the current Valuation Period, plus

-	any amounts transferred by You to a Sub-Account from another Sub-Account during the current Valuation Period, minus

-	any amounts transferred by You from a Sub-Account to another Sub-Account during the current Valuation Period, minus

-	that portion of any Partial Withdrawal deducted from a Sub-Account during the current Valuation Period, plus

-	any amounts transferred among the Sub-Accounts for a certificate loan, minus

-	that portion of any surrender charges associated with a decrease in the Specified Face Amount charged to a Sub-Account during the current Valuation Period, minus

-	if a Processing Date, that portion of the Monthly Deductions charged to the a Sub-Account for the Certificate Month.

Net Investment Factor.  The net investment factor for each Variable Sub-Account for any Valuation Period is the quotient of (1) divided by (2) where:

(1) is the net result of-

-	the net asset value of a Fund share held in the Variable Sub-Account determined as of the end of the Valuation Period, plus

-	the per share amount of any dividend or other distribution declared on Fund shares held in the Variable Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

-
a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Variable Sub-Account; and

(2) is the net asset value of a Fund share held in the Variable Sub-Account determined as of the end of the preceding Valuation Period.

The “ex-dividend date” is the date after which a Fund share begins trading without the dividend.

The net investment factor may be greater or less than one.

Splitting Units.  We reserve the right to split or combine the value of Units.  In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Certificate.

Insufficient Value.  The Certificate will terminate for no value, subject to a grace period described below if, on a Processing Date, the Certificate’s Account Value less Certificate Debt is less than or equal to zero.

Certificate termination will not occur if:

1.  You pay premium sufficient to keep the Certificate in force prior to the end of the grace period;

2.  You are within the No-Lapse Guarantee Period and you have paid sufficient premium to satisfy the “minimum premium test” described below; or

3.  The Loan Lapse Protection Rider is in effect and all conditions thereunder have been met.

Grace Period.  If, on a Valuation Date, the Certificate will terminate by reason of insufficient value, we will allow a grace period.  This grace period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Certificate in force.  Notice of premium due will be mailed to your last known address and the last known address of any assignee of record.  We will assume that your last known address is the address shown on the Certificate Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us.  If the premium due is not paid within 61 days after the beginning of the grace period, then the Certificate and all rights to benefits will terminate without value at the end of the 61 day period.  The Certificate will continue to remain in force during this grace period.  If the Certificate Proceeds become payable by us during the grace period, then any overdue monthly deductions will be deducted from the amount payable by us.

No-Lapse Guarantee.   A No-Lapse Guarantee will eliminate the impact of poor investment performance and risk of Certificate termination because the Account Value is not used to determine if lapse has occurred.  If You pay sufficient premiums to satisfy the minimum premium test described below the Certificate will not lapse.  The length of time your No-Lapse Guarantee is in effect is called the No-Lapse Guarantee Period and is determined by the Insured’s Issue Age and the planned periodic premium You pay.  The No-Lapse Guarantee Period can be as long as 20 years or until the Insured attains age 80, whichever occurs first.

The annual report You receive will advise whether the premiums paid meet the minimum premium test, and, if no further premium is received, how long the No-Lapse Guarantee will last.

Minimum Premium Test.  A Certificate satisfies the minimum premium test if the premiums paid less any partial withdrawals less any Certificate Debt exceed the sum of the "Minimum Monthly Premiums" which applied to the Certificate in each Certificate Month from the Certificate Date to the Valuation Date.

The applicable Minimum Monthly Premiums are specified in the Certificate and are determined based on the length of time of the No-Lapse Guarantee Period elected and the Insured’s Issue Age.

If a Certificate does not satisfy the minimum premium test, additional premium is required to keep the Certificate in force.

Ask your financial adviser for illustrations to show how different premium funding levels for your Certificate will determine the length of the No-Lapse Guarantee Period.

Charges and Deductions

The monthly deductions described below are the Premium Expense Charges, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Costs of Insurance and the charges for any supplemental benefits.

There are no monthly deductions after the certificate anniversary on which the Insured is Attained Age 121.

Premium Expense Charge.  We will deduct a Premium Expense Charge from each premium payment upon receipt.  Three and one quarter percent of the charge is used to pay federal, state and local tax obligations.  The remainder of the Premium Expense Charge is a sales load used for agent compensation and other at issue costs.  If the LTA Rider is not attached to the Certificate, the current Premium Expense Charge is 6.50% in all Certificate Years and will not exceed 8.25%.  If the LTA Rider is attached to the Certificate, the Premium Expense Charge is currently 15.00% in all Certificate Years and is guaranteed not to exceed 15.00% in any Certificate Year.

Mortality and Expense Risk Charge.  This charge is for the mortality and expense risks we assume with respect to the Certificate.  It is a percentage of the Account Value of the Variable Sub-Accounts and, unless You direct otherwise, is deducted proportionally from the Account Value of the Sub-Accounts each month.  We may realize a profit from this charge.

If the LTA Rider is not attached to the Certificate, the current Mortality and Expense Risk Charge percentage is 0.60% annually for Certificate Years 1 through 5 and 0.12% annually thereafter.  The Charge is guaranteed not to exceed those levels for Certificates without the LTA Rider.

If the LTA Rider is attached to the Certificate, the current Mortality and Expense Risk Charge is 0.00%.  Should a Mortality and Expense Charge be imposed, it will not exceed 0.25% annually.

The mortality risk we assume is that the group of lives insured under the Certificates may, on average, live for shorter periods of time than we estimated.  The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charge.  We will deduct from your Account Value monthly a charge of $8.00 in all years and a monthly charge based on the SFA for the first 5 Certificate Years following the issuance of the Certificate and the first 5 Certificate Years following the effective date of each increase in the SFA , if any, based on the amount of the increase.  Minimum and maximum Monthly Expense Charges are shown in the Fee Table.  The Monthly Expense Charge is based on the Issue Age, sex and rating class of the Insured and is higher if the LTA Rider is attached to the Certificate.  Unless You direct otherwise, the Monthly Expense Charges will be deducted proportionally from the amounts in the Sub-Accounts and covers administration expenses and issuance costs.  The illustration provided at time of application will show your specific Monthly Expense Charge.

Monthly Cost of Insurance.  We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage.  We may realize a profit from this charge.  Unless You direct otherwise, the Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Sub-Accounts.

The Monthly Cost of Insurance equals the sum of (1), (2) and (3) where:

(1)	is the Monthly Cost of Insurance rate times the Total Net Amount at Risk divided by 1,000*;

(2)	is the monthly rider cost for any riders which are a part of the Certificate (i.e. Waiver of Monthly Deductions, Payment of Stipulated Amount, Enhanced Cash Surrender Value); and

(3)	is any additional insurance charge calculated, as specified in the Certificate, for substandard risk classifications, which can be up to 500% of the charge shown in the Fee Table.

*Item (1) above is expressed algebraically as the Monthly Cost of Insurance Rate x [Total Net Amount at Risk ÷ 1000].   Please see Appendix A, Glossary of Terms, for definitions of the Total Net Amount at Risk and its components.

The Total Net Amount at Risk equals:

-	the death benefit divided by 1.00247; minus

-	your Account Value on the Processing Date prior to assessing the monthly deductions.

The cost of insurance charges described above are determined separately for the initial SFA and SIA and each increase in the SFA and SIA.

The net amount at risk is affected by the performance of the Sub-Accounts to which premium is allocated, the cumulative premium paid, any Certificate Debt, any partial withdrawals, transaction fees and periodic charges.

If there are increases in the SFA and SIA other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial SFA and SIA and each increase in the SFA and SIA.  In calculating the net amount at risk, your Account Value will first be allocated to the initial SFA, then to the initial SIA and then to each increase in the SFA and SIA in the order in which the increases were made. It is necessary to allocate Account Value in this manner as different Monthly Cost of Insurance Charges may apply to the initial death benefit and each increase in SFA and SIA.  By way of example, assume the initial death benefit is $500,000 all base, there is a later request for SIA of $400,000 and the Account Value is $600,000.  The net amount at risk of the initial death benefit is $500,000 divided by 1.00247 less $500,000 of Account Value divided by 1.00247. The Account Value must be divided at this stage by 1.00247 because it is incorrect to assign more Account Value than there is initial death benefit.  To determine the net amount at risk of the $400,000 SIA, we take the $400,000 and divide by 1.00247 then subtract the remaining Account Value of $101,232 (which is the result of $600,000 less $500,000 divided by 1.00247 from the initial death benefit net amount at risk calculation).  So the net amount at risk of the initial death benefit is zero and the net amount at risk of the SIA is $297,782.

Monthly Cost of Insurance Rates.  The Monthly Cost of Insurance rates (except for any such rate applicable to an increase in the SFA and SIA) are based on the length of time the Certificate has been in force and the Insured's sex , Issue Age and rating class.  The Monthly Cost of Insurance rates applicable to each increase in the SFA and SIA are based on the length of time the increase has been in force and the Insured's sex, Issue Age and rating class.  The Monthly Cost of Insurance rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes.  The rates for the Certificate will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 2001 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables.   The rates for the Certificate if the LTA Rider is attached will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 2001 Commissioners Standard Ordinary Aggregate Mortality Tables.  The 2001 Commissioners Standard Ordinary Aggregate Mortality Tables blend smoker and nonsmoker mortality and are generally higher than the rates under the 2001 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. The 2001 Commissioners Standard Ordinary Aggregate Mortality Tables permit greater Certificate funding without violating the Guideline Premium Test so a certificateowner who wishes to heavily fund their Certificate, as with the LTA Rider, would prefer application of these Tables.
Other Charges and Deductions.  Interest charged on outstanding loans as well as the interest credited to loaned values of the Fixed Account is more fully described at pages 20-21.  Additionally, a flat extra charge may apply if an Insured is a substandard risk.  The flat extra charge is determined by our underwriting guidelines and varies proportional to the degree of additional mortality risk borne by the Company.  A flat extra charge will not exceed $50.00 ($20.00 for Certificates with Investment Start Dates before October 12, 2009) per $1000 of Total Net Amount at Risk.  It is deducted from the Account Value on a monthly basis and covers the additional mortality risk of the Insured borne by the Company.  A definition of “flat extra” is provided in the Glossary.

Reduced Charges

We reserve the right to reduce the Premium Expense Charge, Monthly Expense Charge and Mortality and Expense Risk Charge.  We will provide You prompt notice of any reduction.  Reductions will be based on uniformly applied criteria that do not discriminate unfairly against any person.

Supplemental Benefits

The following supplemental benefit riders may be available in your state. Each rider is subject to certain limitations and termination provisions.  Any rider charges imposed are necessary to cover the expenses borne by the Company for providing the additional benefits provided by the riders.  For additional information on the riders, please ask your financial adviser.

Accelerated Benefits Rider.  Under this rider, we will pay You, at your written request in a form satisfactory to us, an "accelerated benefit" if the Insured is terminally ill.  An Insured is considered "terminally ill" if the Insured has a life expectancy of 12 months or less due to illness or physical condition.  (This time period may be more or less in some states.)

The accelerated benefit payment will be equal to that portion of the Certificate's death benefit requested by You, not to exceed 75% of the amount of the death benefit, subject to certain reductions. Reductions to the accelerated benefit payment may include the following:

a.	a 12 month discount percentage which will not exceed the greater of the current yield on 90-day Treasury bills and the current maximum statutory adjustable loan interest rate;
b.	the amount of Certificate Debt in excess of the Accelerated Amount; and
c.	an administrative fee of $150.

This rider automatically attaches to every Certificate at no charge.

Charitable Giving Benefit Rider.  Under this rider, when Certificate Proceeds are payable, we will pay a Charitable Gift Amount to the named Charitable Beneficiary.  The Charitable Gift Amount is 1% of the Specified Face Amount and is an additional payment that does not diminish the Certificate Proceeds paid to your beneficiary.  The Charitable Beneficiary may be any organization considered exempt from federal taxation under Section 501(c) of the Internal Revenue Code and is listed in Section 170(c) of the Internal Revenue Code as an authorized recipient of charitable contributions.  The Charitable Gift Amount and the Charitable Beneficiary in effect on the Issue Date are shown in the Certificate.  The rider must be elected at issue and can be discontinued upon written request to the Company.  There is no charge for this rider.

Waiver of Monthly Deductions Rider.  Under this rider, we will waive the monthly deductions for the Certificate and any optional riders for all months for which the Insured suffers a total disability, if the Insured's total disability commences while this rider is in force and continues for six months.  We will continue to waive the monthly deductions for as long as the disability continues.  Waiver of monthly deductions means the Account Value will not be reduced by any monthly deductions each Monthly Anniversary Day during the period of total disability.  We must receive due proof of the Insured’s total disability and due proof that the total disability has been continuous for six months before we will waive the monthly deductions.  At that time, we will reverse the monthly deductions which have been taken for the past months of total disability and waive all monthly deductions going forward until total disability ceases.  We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years.  The rider charge is deducted monthly from the Account Value.  We use a Company-developed proprietary pricing table to determine the factor that corresponds with the Insured’s Issue Age and multiply this factor by each $1000 of SFA and $1000 of SIA.  The rider must be elected at issue and may be discontinued upon written request to the Company.  If the rider is discontinued, the rider charge will cease.  If You elect this rider, You may not elect the Payment of Stipulated Amount Rider.

Payment of Stipulated Amount Rider.  Under this rider, we will make a monthly payment of the "stipulated amount" into the Account Value when the Insured suffers a total disability, if the Insured's total disability commences while this rider is in force and continues for six months.  You elect the stipulated amount on the application.  We will continue to make a payment of that amount for as long as the disability continues but no later than the duration of the payment option elected (Insured's age 65 or 70). Payment of the stipulated amount does not guarantee that the Account Value of the Certificate will be sufficient to keep the Certificate in force.  We must receive due proof of the Insured’s total disability and due proof that the total disability has been continuous for six months before we will make a payment.  At that time, we will credit the Account Value with the stipulated payment at the beginning of each month of past total disability and will credit the Account Value with the stipulated payment at the beginning of each month total disability continues.  We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years.  The rider charge is deducted monthly from the Account Value.  We use a Company-developed proprietary pricing table to determine the factor that corresponds with the Insured’s Issue Age and sex and multiply that factor by each $100 of Stipulated Amount.  The rider charge will cease for the term the stipulated amount is being paid.  The rider must be elected at issue and may be discontinued upon written request to the Company.  If the rider is discontinued, the rider charge will cease.  The rider may not be elected if the Waiver of Monthly Deductions Rider has been elected.

Enhanced Cash Surrender Value Rider.  This rider provides a waiver of surrender charges and thus is appropriate for certificateowners who seek to preserve the ability to access cash surrender values during the surrender charge period.  If this rider is attached to the Certificate, there are no surrender charges applicable to partial withdrawals, full surrenders or SFA decreases.  Surrender charges will not be waived if the surrender is part of an exchange under Section 1035 of the Internal Revenue Code.

We use a Company-developed proprietary pricing table to determine the factor that corresponds with the Insured’s Issue Age, sex and rating class and multiply that factor by each $1000 of SFA to determine the applicable charge for this rider.  The rider must be elected at issue and may not be discontinued.  The Enhanced Cash Surrender Value Rider may not be elected if the LTA Rider has been elected as surrender charges would already be waived by the LTA Rider.

Loan Lapse Protection Rider.  This rider is designed to protect the Certificate from lapse should Certificate Debt become the near equivalent of the Account Value.  Under this rider, the Certificate will not terminate for insufficient value on and after the Rider Exercise Date.  The Rider Exercise Date is the earliest date on which all the following have occurred:

-	the Insured is 75 or older;
-	the Certificate has been in force at least 15 years;
-	the outstanding Certificate Debt is greater than the SFA;
-	the outstanding Certificate Debt equals or exceeds 96% of the Account Value;
-	not more than 30% of the Certificate Debt has been a result of loan activity in the 36 months immediately preceding the Rider Exercise Date;
-	the sum of withdrawals made equals the sum of premiums paid; and
-	we have received your request to exercise the rider.

The rider charge is an administrative charge that applies on the Rider Exercise Date and equals the excess of 99.5% of the Account Value over the Certificate Debt.  By way of example, if the Account Value is $1,000,000 and the Certificate Debt is $970,000, the charge is $25,000 which is the difference between 99.5% of the Account Value and the Certificate Debt.

On the Rider Exercise Date, after deduction of the rider charge from the Account Value, the following will occur:

-	The Account Value in the Variable Sub-Accounts will be irrevocably transferred to the Fixed Account;
-	The Death Benefit will be changed to equal 105% of the Account Value;
-	Monthly Deductions will cease;
-	No further premium will be accepted;
-	SFA and SIA increases and decreases will no longer be permitted; and
-	All supplemental riders (other than the accelerated benefit rider) will terminate.

The rider automatically attaches to every Certificate that has elected the Guideline Premium Test and may be discontinued upon written request to the Company.

Long Term Accumulation Rider (“LTA” Rider).  This rider is designed for certificateowners who desire high Account Values throughout the long-term life of the Certificate.  Consistent with that goal, they seek to heavily fund the Certificate in the early Certificate Years.  Heavily funding the Certificate in the early years provides an opportunity for longer term growth of a larger asset base.  A Certificate with this rider will be less costly over the longer term than a Certificate without this rider because Account Values should be higher and there is currently no Mortality and Expense Risk Charge.  The maximum Mortality and Expense Risk Charge is also less than the maximum Mortality and Expense Risk Charge for a Certificate without this rider.  The absence or reduction in the Mortality and Expense Risk Charge partially offsets the other higher charges, described below, which is expected but not guaranteed to be positive or to far exceed the costs of this rider.

Under this rider, surrender charges under the Certificate will be waived and an asset credit will be paid on the Asset Credit Date and each certificate anniversary thereafter.  The Asset Credit Date is the 16th certificate anniversary.  The Asset Credit Date is shown in the Certificate.

The asset credit will be paid if the Certificate’s persistency, mortality experience and expense assumptions are at least as favorable as that assumed by the Company on the Issue Date.  It is calculated as a percentage of Account Value less Certificate Debt.  There is no guaranteed minimum asset credit.  There is no separate charge for this rider but attachment of the rider to the Certificate changes the Premium Expense Charge, Monthly Cost of Insurance Charge, Monthly Mortality and Expense Risk Charge and the Monthly Expense Charge.

The Premium Expense Charge and Monthly Expense Charge are significantly higher for a Certificate with this rider.  Although this rider contemplates a long-term investment, it also provides less costly access to cash surrender values in the early Certificate Years by virtue of the net effect of the waiver of the surrender charge outweighing the higher Premium Expense Charge and Monthly Expense Charge.  In the first three Certificate Years, the impact to net premium and Account Value is less than the reduction to Cash Surrender Value should a surrender occur during the surrender charge period and surrender charges were not waived.  Thereafter, the Premium Expense Charge and Monthly Expense Charge impact to net premium and Account Value is greater than any reduction to Cash Surrender Value due to an imposition of surrender charges.

Please see the Fee Table to determine how charges vary with rider attachment. The rider must be elected at issue and may not be discontinued.  If You elect the rider, You may not elect the Enhanced Cash Surrender Value Rider.

Although both the Enhanced Cash Surrender Value Rider and the LTA Rider waive surrender charges, they differ in core benefit provided.  The LTA Rider’s core benefit is on the potential asset credit that may be paid in Certificate Years 16 and thereafter.  Thus, the Enhanced Cash Surrender Value Rider is for certificateowners who may wish to access cash surrender values in the early Certificate Years and the LTA Rider is for certificateowners who anticipate retaining assets under the Certificate over the long term.  In addition, a certificateowner should not elect the LTA Rider if his/her focus is more on death benefit protection and there is anticipation of minimally funding the Certificate over several years.  In that instance, the Enhanced Cash Surrender Value Rider would be a better rider election.

Termination of Certificate

The Certificate will terminate on the earlier of the date we receive your request to surrender, the expiration date of the Grace Period without payment of premium due or the date of death of the Insured.

Reinstatement

Before the Insured's death, we may reinstate the Certificate provided that the Certificate has not been surrendered and You-

-	make a request for reinstatement within three years from the date of termination;

-	submit satisfactory evidence of insurability to us; and

-	pay an amount, as determined by us, sufficient to put the Certificate in force.

An amount sufficient to put the Certificate in force is not less than:

-	the monthly deductions overdue at the end of the grace period; plus

-	any excess of Certificate Debt over Cash Value at the end of the grace period; plus

-	three times the monthly cost of insurance charges applicable at the date of reinstatement; plus

-	three times the monthly expense charges applicable at the date of reinstatement.

During the No-Lapse Guarantee Period, an amount sufficient to put the Certificate in force is the amount necessary to meet the minimum premium test.  Any Certificate Debt at the time the Certificate terminated must be repaid at time of reinstatement or carried over to the reinstated Certificate.

Deferral of Payment

We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of death of the Insured, Due Proof of such death. Payment is subject to our rights under the Certificate's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death, surrender, partial withdrawal or certificate loan may be postponed whenever:

-	the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the NYSE is otherwise restricted, as determined by the Securities and Exchange Commission;

-	the Securities and Exchange Commission, by order, permits postponement for the protection of certificateowners; or

-
an emergency exists as determined by the Securities and Exchange Commission, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

We may defer payment from the Fixed Account for a period up to six months.

Rights of Owner

While the Insured is alive, unless You have assigned any of these rights, You may:

-	transfer ownership to a new owner;

-	name a contingent owner who will automatically become the owner of the Certificate if You die before the Insured;

-	change or revoke a contingent owner;

-	change or revoke a beneficiary;

-	exercise all other rights in the Certificate;

-	increase or decrease the SFA and SIA, subject to the other provisions of the Certificate;

-	change the death benefit option, subject to the other provisions of the Certificate.

When You transfer your rights to a new owner, You automatically revoke any prior contingent owner designation.  When You want to change or revoke a prior beneficiary designation, You have to specify that action.  You do not affect a prior beneficiary when You merely transfer ownership, or change or revoke a contingent owner designation.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights.  However, You must give us written notice satisfactory to us of the requested action.  Your request will then, except as otherwise specified herein, be effective as of the date You signed the form, subject to any action taken before we received it.

Rights of Beneficiary

The beneficiary has no rights in the Certificate until the death of the Insured.  If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Certificate Proceeds as they become due.

Other Certificate Provisions

Addition, Deletion or Substitution of Investments.  We may decide to add new Variable Sub-Accounts at any time.  Also, shares of any or all of the Funds may not always be available for purchase by the Variable Account, or we may decide that further investment in any such shares is no longer appropriate.  In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary.  In addition, the investment policies of the Variable Sub-Accounts will not be changed without the approval of the Insurance Superintendent of the State of New York.  We also reserve the right to eliminate or combine existing Variable Sub-Accounts or to transfer assets between Variable Sub-Accounts, subject to the approval of the Securities and Exchange Commission. In the event of any substitution or other act described in this paragraph, we will notify You and make any appropriate endorsements to the Certificate to reflect the substitution.

Entire Contract.  Your entire contract with us consists solely of the Certificate, including the attached copy of the Certificate Application and any attached copies of supplemental applications and any riders and endorsements.

Alteration.  Financial advisers do not have any authority to either alter or modify the Certificate or to waive any of its provisions.  The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Modification.  Upon notice to You, we may modify the Certificate if such a modification-

-	is necessary to make the Certificate or the Variable Account comply with any law or regulation issued by a governmental agency to which we are or the Variable Account is subject;

-	is necessary to assure continued qualification of the Certificate under the Internal Revenue Code or other federal or state laws as a life insurance certificate;

-	is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

-	adds, deletes or otherwise changes Variable Sub-Account options.

When required, approval of the Securities and Exchange Commission will be obtained.

We also reserve the right to modify certain provisions of the Certificate as stated in those provisions.  In the event of any such modification, we may make appropriate endorsement to the Certificate to reflect such modification.

Assignments.  During the lifetime of the Insured, You may assign all or some of your rights under the Certificate.  All assignments must be filed at our Service Office and must be in written form satisfactory to us.  The assignment will then be effective as of the date You signed the form, subject to any action taken before we acknowledge receipt. We are not responsible for the validity or legal effect of any assignment.

Nonparticipating.  The Certificate does not pay dividends.  The Certificate does not share in our profits or surplus earnings.

Misstatement of Age or Sex.  If the age or sex of the Insured is stated incorrectly, the amounts payable by us will be adjusted as follows:

     Misstatement discovered at death-The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

     Misstatement discovered prior to death-Your Account Value will be recalculated from the Certificate Date using the Monthly Cost of Insurance Rates based on the correct age or sex.
Suicide.  If the Insured commits suicide within two years after the Certificate's Issue Date, we will not pay any part of the Certificate Proceeds.  We will refund the premiums paid, less the amount of any Certificate Debt and any partial withdrawals.  If the Insured commits suicide within two years after the effective date of an increase in the SFA and SIA, then our liability as to that increase will be the cost of insurance for that increase.

Incontestability.  All statements made in the application or in a supplemental application are representations and not warranties.  We relied and will rely on those statements when approving the issuance, increase in SFA, increase in SIA, increase in death benefit over premium paid, change in death benefit option or reinstatement of the Certificate.  No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application.  After the Certificate has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums.  However, any increase in SFA or SIA which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the Effective Date of Coverage of such increase.  Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase.  Any reinstatement will be incontestable after the reinstated Certificate has been in force during the lifetime of the Insured for two years from the effective date of the reinstatement.

Report to Owner.  We will send You a report at least once each Certificate Year.  The report will show current certificate values, premiums paid and deductions made since the last report.  It will also show the balance of any outstanding certificate loans and accrued interest on such loans.  There is no charge for this report.  Additionally, confirmations of individual transactions (e.g. premium payments, allocations, transfers) in the Certificate will be sent at the time of the transaction.
Federal Income Tax Considerations

The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice.  You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively.  New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts.  Any person contemplating the purchase of a Certificate or any transaction involving a Certificate should consult a qualified tax adviser.  We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Certificate or any transaction involving a Certificate.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code.  Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value.  Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Certificate, is not taxable to us.  Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account.  Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor.  We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the Variable Account, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Variable Account receives and (ii) under applicable income tax law, certificateowners are not the owners of the assets generating the benefits.

Taxation of Certificate Proceeds

Section 7702 of the Code provides certain tests for whether a certificate will be treated as a “life insurance contract” for tax purposes.  Provided that the certificateowner of the Certificate has an insurable interest in the Insured, we believe that the Certificate meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract.  As such, the Death Benefit under the Certificate will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the certificateowner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof.

However, You may be taxed on all of the accumulated income under the Certificate on its maturity date and there can be no assurance that an election to extend the maturity date of the Certificate will avoid that result.  In addition, a corporate owner may be subject to alternative minimum tax on the annual increases in Cash Surrender Values and on the portion of the Death Benefit under the Certificate that exceeds its Cash Surrender Value.

To qualify as a life insurance contract under Section 7702, the Certificate must satisfy certain actuarial requirements.  Section 7702 requires that actuarial calculations be based on mortality charges that meet the “reasonable mortality charge” requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Certificate.  The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues.  Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Certificates issued to so-called “sub-standard risks”) meet the applicable requirements, we cannot be certain.  It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

For a variable contract like the Certificate to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code.  We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations.  The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an “owner control” test.  If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets.  In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets.  In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances.  We do not believe that the differences between the Certificate and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the ability to transfer among investment choices should prevent the holding in Rev. Rul. 2003-91 from applying.  Nevertheless, You should consult with a competent tax adviser on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities You may undertake with respect to the Certificate.

The guidelines in Rev. Rul. 2003-91 do not address the treatment of a certificateholder which is, or which is affiliated with, an investment manager.  Any investment manager or affiliate who purchases a Certificate assumes the risk that it may be treated as the owner of the investments underlying the Certificate under the “owner control” rules because of the investment manager’s control over assets held under the Certificate.  However, because the diversification rules would permit an investment manager (or its affiliate) to hold a direct investment in an investment option under the Certificate, we do not believe that the application of the “owner control” rules to an investment manager (or its affiliate) should affect You.

In the future, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject.  Accordingly, we reserve the right to modify the Certificate as necessary to attempt to prevent You from being considered the owner, for tax purposes, of the underlying assets.  We also reserve the right to notify You if we determine that it is no longer practicable to maintain the Certificate in a manner that was designed to prevent You from being considered the owner of the assets of the Variable Account.  You bear the risk that You may be treated as the owner of Variable Account assets and taxed accordingly.

The tax consequences of distributions from, and loans taken from or secured by, a Certificate depend on whether the Certificate is classified as a Modified Endowment Contract under Section 7702A of the Code.  Due to the flexibility of the payment of premiums and other rights You have under the Certificate, classification of the Certificate as a Modified Endowment Contract will depend upon the individual operation of each Certificate.  A Certificate is a Modified Endowment Contract if the aggregate amount paid under the Certificate at any time during the first seven Certificate Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Certificate provided for paid up future benefits after the payment of seven level annual premiums.  If there is a reduction in benefits during the first seven Certificate Years, the foregoing computation is made as if the Certificate originally had been issued at the reduced benefit level.  If there is a “material change” to the Certificate, the seven year testing period for Modified Endowment Contract status is restarted.  A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Certificate to become a Modified Endowment Contract.  In general, You should consult a qualified tax adviser before undertaking any transaction involving the Certificate to determine whether such a transaction would cause the Certificate to become a Modified Endowment Contract.

If a Certificate is not a Modified Endowment Contract, cash distributions from the Certificate are treated first as a nontaxable return of the owner’s “Investment in the Certificate” and then as a distribution of the income earned under the Certificate, which is subject to ordinary income tax.  (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Certificate in the first fifteen contract years.  Such a cash distribution is taxed in whole or in part as ordinary income.)  Loans from, or secured by, a Certificate that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner’s gross income.

If a Certificate is a Modified Endowment Contract, distributions from the Certificate are treated as ordinary income subject to ordinary income tax up to the amount equal to the excess of the Account Value (which includes unpaid certificate loans) immediately before the distribution over the Investment in the Certificate (as defined below).  Loans taken from, or secured by, such a Certificate, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Certificate.  A 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59½, is attributable to the certificateowner’s becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the certificateowner or the joint lives (or joint life expectancies) of the certificateowner and the certificateowner’s Beneficiary.  These exceptions are not likely to apply where the Certificate is not owned by an individual (or held in trust for an individual).  For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us to the same certificateowner during any calendar year are treated as one Modified Endowment Contract.

There are substantial limits on the deductibility of certificate loan interest.  You should consult a qualified tax adviser regarding such deductions.

Upon the complete maturity, surrender or lapse of the Certificate, the amount by which the sum of the Certificate’s Cash Surrender Value and any unpaid Certificate Debt exceeds the certificateowner’s “Investment in the Certificate” (as defined below) is treated as ordinary income subject to tax and, if the Certificate is a Modified Endowment Contract, the 10% additional tax discussed above may apply also.  Any loss incurred upon surrender generally is not deductible.  Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Certificate and the gain resulting from the maturity of the Certificate, or a surrender or lapse of the Certificate for purposes of that tax.

The term “Investment in the Certificate” means-

-	the aggregate amount of any premiums or other consideration paid for a Certificate, minus

-	the aggregate amount received under the Certificate which is excluded from the certificateowner’s gross income (other than loan amounts), plus

-	the amount of any loan from, or secured by, the Certificate that is a Modified Endowment Contract (as defined above) to the extent that such amount is included in the certificateowner’s gross income.

The “Investment in the Certificate” is increased by any unpaid Certificate Debt on a Certificate that is a Modified Endowment Contract in order to prevent double taxation of income.  Since the Certificate Debt was treated as a taxable distribution at the time the Certificate Debt was incurred, the failure to increase the “Investment in the Certificate” by the Certificate Debt would cause such amount to be taxed again upon a Certificate surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Certificate will include any unpaid Certificate Debt on a Certificate that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.

If a Certificate is not a Modified Endowment Contract, then the Investment in the Certificate is not affected by the receipt of a loan from, or secured by a Certificate.

Whether or not the Certificate is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Certificate will affect the amount of the Investment in the Certificate.

A certificateowner generally will not recognize gain upon the exchange of the Certificate for another life insurance policy issued by us or another insurance company, except to the extent that the certificateowner receives cash in the exchange or is relieved of certificate indebtedness as a result of the exchange.  In no event will the gain recognized exceed the amount by which the Certificate’s Account Value (which includes unpaid certificate loans) exceeds the certificateowner’s Investment in the Certificate.

A transfer of the Certificate, a change in the certificateowner, a change in the beneficiary, certain other changes to the Certificate and particular uses of the Certificate (including use in a so called “split-dollar” arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser.  For instance, if You transfer the Certificate or designate a new certificateowner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee.  Further, in such a case, if the consideration received exceeds your Investment in the Certificate, the difference will be taxed to You as ordinary income.

The Code denies the income tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the “amount received under the contract” to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied.  These rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business.  Any business contemplating the purchase of a Certificate on the life of an employee should consult with its legal and tax advisors regarding the applicability of these Code provisions to the proposed purchase.

A tax adviser should also be consulted with respect to the Treasury’s split dollar regulations if You have purchased or are considering the purchase of a Certificate for a split dollar insurance plan.  Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.  There may also be an indirect tax upon the income in the Certificate or the proceeds of a Certificate under the federal corporate alternative minimum tax, if the certificateowner is subject to that tax.

Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Certificate Proceeds will depend on your individual circumstances and those of the beneficiary.

Withholding

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold.  The Owner may credit against his or her federal income tax liability for the year of distribution any amounts that we withhold.

Tax Return Disclosure

We believe that the purchase of a Certificate is not currently subject to the income tax return disclosure requirements of Code Section 6011 and Treasury Regulation Section 1.6011-4.  However, it is your responsibility, in consultation with your tax and legal counsel and advisers, to make your own determination as to the applicability of the disclosure requirements of Code Section 6011 and Treasury Regulation Section 1.6011-4 to your federal income tax return.

Under Code Section 6111 and Temporary Treasury Regulation Section 301.6111-1T, we are required to register with the IRS any offerings or sales of Certificates that are considered tax shelters.  We believe that registration would not be required under current regulations with respect to sales of the offering or sale of a Certificate.

We believe that the customer list requirements of Code Section 6112 and Treasury Regulation Section 301.6112-1 are not currently applicable to such offerings and sales.

Distribution of Certificate

The Certificate is offered on a continuous basis.  The Certificate is sold by licensed insurance agents ("Selling Agents") in those states where the Certificate may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company") pays the Selling Broker-Dealers compensation for the promotion and sale of the Certificate.  The Selling Agents who solicit sales of the Certificate typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Certificate Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Certificate, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 105% of the first Target Premium.  Target Premium varies based on the Insured's Issue Age, sex and rating class.  Commissions will not exceed 30% of the second Target Premium received and 7.5% of Target Premiums three through ten.  Commissions will not exceed 3% on premiums received in excess of ten Target Premiums.  Commissions will not exceed 2% on premiums received in Certificate Years 11 and thereafter.  In Certificate Year two and thereafter, up to 0.10% of the Account Value for the Sub-Accounts per annum will be paid to Selling Broker-Dealers.

If an LTA Rider is attached to the Certificate, commissions will not exceed more than 95% of the first Target Premium.  Commissions will not exceed 10% of Target Premiums two through five, 5% of Target Premiums six through eight, 1% of Target Premiums nine and ten, 3% of premiums received in excess of ten Target Premiums and 1% of premium received in Certificate Years 11 and thereafter.

If an Enhanced Cash Surrender Value Rider is attached to the Certificate, commissions will not exceed 20% of premiums received up to ten Target Premiums, 3% of premiums received in excess of ten Target Premiums and 2% of any premium received in Certificate Years 11 and thereafter.

The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including, in some cases, payments to affiliates of the Company such as Sun Life Financial Distributors, Inc., in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable certificates (including the Certificate) or assets held within those certificates and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Certificates over other variable life certificates (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Certificates.

In addition to selling our variable certificates (including the Certificate), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Certificates or other variable certificates issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual certificate is not impacted by whether the certificate is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Certificates by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Certificates than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Certificate to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Certificate.
In 2009, commissions were paid of $1,571 and Clarendon retained no commissions in connection with the distribution of the Certificates.

Voting Rights

We are the legal owner of all shares of the Funds held in the Sub-Accounts of the Variable Account, and as such have the right to vote upon matters that are required by the Investment Company Act of 1940 to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting.  We will, however, vote shares held in the Sub-Accounts of the Variable Account in accordance with instructions received from certificateowners who have an interest in those respective Sub-Accounts. As a result of proportional voting, the instructions of a small number of certificateowners could determine the outcome of a proposal subject to shareholder vote.

We will vote shares held in each Variable Sub-Account for which no timely instructions from certificateowners are received, together with shares not attributable to a Certificate, in the same proportion as those shares in that Variable Sub-Account for which instructions are received.  Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

The number of shares in each Variable Sub-Account for which a certificateowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Variable Sub-Account, if any, by the value of one share of the corresponding Fund.  We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting.  Fractional votes are counted.  Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

We may, if required by state insurance regulators, disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract.  In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations.  If we disregard voting instructions, we will advise You of that action and our reasons for it in our next communication to certificateowners.

Other Information

State Regulation

We are subject to the laws of New York governing life insurance companies and to regulation by New York's Superintendent of Insurance, whose agents periodically conduct an examination of our financial condition and business operations.  We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account.  We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Certificate have been examined by Olga Rasin, FSA, MAAA, Associate Product Officer.

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Certificate.  It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement.  You should refer to the registration statement for further information concerning the Variable Account, Sun Life Insurance and Annuity Company of New York, the mutual fund investment options and the Certificate.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks.  They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account.  Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A
Glossary of Terms

Account Value-The sum of the amounts in each Variable Sub-Account and the Fixed Account with respect to a Certificate.  Account Value does not include Certificate Debt.  Certificate Debt, which includes the amount of loans and interest charged, is not deducted from Account Value.  It is reflected in the amounts received upon surrender or payment of Certificate Proceeds.  It is also reflected in the amount of total Account Value that may be borrowed against.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the Certificate Date.

Attained Age-The Insured's Issue Age plus the number of completed Certificate Years.

Business Day-Any day that we are open for business.

Cash Value-Account Value less any surrender charges.

Cash Surrender Value-The Cash Value decreased by the balance of any outstanding Certificate Debt.

Certificate-The form issued by Sun Life Assurance Company of Canada (U.S.) and is a contract between the certificateowner and the Company.

Certificate Application-The application for a Certificate, a copy of which is attached to and incorporated in the Certificate.

Certificate Date-The date shown in the Certificate Specifications from which the Insured’s Issue Age is established and from which Monthly Deductions reduce the Account Value.

Certificate Debt-The principal amount of any outstanding loan against the Certificate, plus accrued but unpaid interest on such loan.

Certificate Month-A Certificate Month is a one-month period commencing on the Certificate Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Certificate Proceeds-The amount determined in accordance with the terms of the Certificate which is payable at the death of the Insured.  This amount is the death benefit, decreased by the amount of any outstanding Certificate Debt and any unpaid charges and deductions, and increased by the amounts payable under any supplemental benefits.

Certificate Year-A Certificate Year is a one-year period commencing on the Certificate Date or any Anniversary and ending on the next Anniversary.

Class-The risk and underwriting classification of the Insured.

Due Proof-Such evidence as we may reasonably require in order to establish that a benefit is due and payable.  Generally, evidence will consist of the Insured’s death certificate.

Fixed Account-The portion of the Account Value funded by assets invested in our general account.

Flat Extra-An additional charge imposed if the Insured is a substandard risk.  It is a flat dollar charge per $1000 of Total Net Amount at Risk.

Fund-A mutual fund portfolio in which a Variable Sub-Account invests.

Initial Premium-The amount necessary to put the coverage in force.  Generally, this is two Minimum Monthly Premiums. The Initial Premium is shown in the Certificate.

Insured-The person on whose life a Certificate is issued.

Investment Start Date-The date the first premium is applied, which will be the later of the Issue Date, the Certificate Date or the Valuation Date we receive a premium equal to or in excess of the specified Initial Premium.

Issue Age-The Insured's age as of the Insured's birthday nearest the Certificate Date.

Issue Date-The date we produce a Certificate from our system as specified in the Certificate.

Minimum Monthly Premium-The initial premium is two Minimum Monthly Premiums.  The Minimum Monthly Premium is determined by the SFA, SIA, death benefit option election, optional rider election and risk and underwriting classification of the Insured.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the Certificate Date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the SFA and SIA provided by the Certificate and for the Waiver of Monthly Deductions rider, Payment of Stipulated Amount rider, and Enhanced Cash Surrender Benefit rider.

Monthly Expense Charge-A per Certificate deduction made on a monthly basis for administration and other expenses.

Mortality and Expense Risk Charge-The annual rate deducted monthly from the Account Value for the mortality and expense risk we assume by issuing the Certificate.

No-Lapse Guarantee Period-The term when the Certificate will not terminate if the premiums paid less partial withdrawals less Certificate Debt exceed the sum of Minimum Monthly Premiums from the Certificate Date to the Valuation Date.  The No-Lapse Guarantee Period is based on the Insured's age.  It may not exceed 20 years.

Premium Expense Charge-A percentage charge deducted from each premium payment.

Processing Date-The first Valuation Date on or next following a Monthly Anniversary Day.

Service Office-Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to You by written notice.

Specified Face Amount ("SFA")-The amount of life insurance coverage You request as specified in the Certificate.

SFA Net Amount at Risk-The SFA Net Amount at Risk is based on the insurance coverage provided by the Specified Face Amount and does not include any insurance coverage provided by the Supplemental Insurance Amount.

Sub-Accounts-Sub-accounts into which the assets of the Variable Account are divided, and the Fixed Account.

Supplemental Insurance Amount (“SIA”)-The amount of supplemental life insurance coverage you request as specified in the Certificate.  The SIA terminates no later than the Insured’s Attained Age 121.

SIA Net Amount at Risk-The SIA Net Amount at Risk is based on the insurance coverage provided by the Supplemental Insurance Amount and does not include any insurance coverage provided by the Specified Face Amount.

Target Premium-An amount of premium specified as such in the Certificate, used to determine the amount of commissions paid by the Company to the Selling Broker-Dealer.

Total Net Amount at Risk-The SFA Net Amount at Risk plus the SIA Net Amount at Risk.

Unit-A unit of measurement that we use to calculate the value of each Variable Sub-Account.

Unit Value-The value of each Unit of assets in a Variable Sub-Account.

Valuation Date-Any day that the New York Stock Exchange is open for business.  We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on a Valuation Date.

Valuation Period-The period of time from one Valuation Date to the next Valuation Date.

Variable Account-Sun Life (N.Y.) Variable Account D.

Variable Sub-Accounts- Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to You.

You-is the owner of the Certificate.

Appendix B
Table of Death Benefit Percentages

Age	Applicable Percentage	Age	Applicable Percentage
20	250%	60	130%
21	250%	61	128%
22	250%	62	126%
23	250%	63	124%
24	250%	64	122%
25	250%	65	120%
26	250%	66	119%
27	250%	67	118%
28	250%	68	117%
29	250%	69	116%
30	250%	70	115%
31	250%	71	113%
32	250%	72	111%
33	250%	73	109%
34	250%	74	107%
35	250%	75	105%
36	250%	76	105%
37	250%	77	105%
38	250%	78	105%
39	250%	79	105%
40	250%	80	105%
41	243%	81	105%
42	236%	82	105%
43	229%	83	105%
44	222%	84	105%
45	215%	85	105%
46	209%	86	105%
47	203%	87	105%
48	197%	88	105%
49	191%	89	105%
50	185%	90	105%
51	178%	91	104%
52	171%	92	103%
53	164%	93	102%
54	157%	94	101%
55	150%	95+	100%
56	146%
57	142%
58	138%
59	134%

Appendix C

PRIVACY POLICY

Introduction

At the Sun Life Financial group of companies,1 protecting your privacy is important to us.  Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers’ information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products.  When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you.  As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:

• Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;

• Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and

• Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts.  Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them.  The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, dental and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements.  Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers’ nonpublic personal information.  These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when Sun Life Financial is required to disclose its customers’ nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us.  If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts.  Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

Questions

Questions about this Privacy Policy may be directed to SLF_US_Privacy@sunlife.com.

1This notice applies to all Sun Life Financial companies and branches operating in the United States other than those that have adopted their own privacy policies.  Massachusetts Financial Services Company, Professional Insurance Company and California Benefits Dental Plan have each adopted their own separate privacy policies.

The SAI includes additional information about Sun Life (N.Y.) Variable Account D and is incorporated herein by reference.  The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request, at no charge.  You may make inquiries about the Certificate, request an SAI and request a personalized illustration by calling 1-866-702-6998.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Certificate and the Variable Account at the SEC's Public Reference Room in Washington, D.C.  To find out more about this public service, call the Securities and Exchange Commission at 202-551-8090.  Reports and other information about the Certificate and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, NE, Washington, D.C.  20549.

Securities Act of 1933 File No. 333-147646
Investment Company Act. File No. 811-04633

PART B

STATEMENT OF ADDITIONAL INFORMATION

SUN PRIME

VARIABLE UNIVERSAL LIFE CERTIFICATE

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

April 30, 2010

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Prime Variable Universal Life Insurance prospectus, dated April 30, 2010.  The prospectus is available, at no charge, by writing Sun Life Insurance and Annuity Company of New York ("the Company") at One Sun Life Executive Park, Wellesley Hills, MA  02481 or calling 1-866-702-6998.

TABLE OF CONTENTS

THE COMPANY AND THE VARIABLE ACCOUNT
CUSTODIAN
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DISTRIBUTION AND UNDERWRITING OF CERTIFICATE
THE CERTIFICATE
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT D
FINANCIAL STATEMENTS OF THE COMPANY

THE COMPANY AND THE VARIABLE ACCOUNT

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983.  Our Home Office is located at 60 East 42nd Street, Suite 1115, New York, New York 10165.  We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges. Sun Life Financial ultimately controls Sun Life Insurance and Annuity Company of New York through the following intervening companies: Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Global Investments Inc.

Sun Life Insurance and Annuity Company of New York is a stock life insurance company incorporated under the laws of New York on May 25, 1983.  Sun Life (N.Y.) Variable Account D was established on April 24, 2003, pursuant to a resolution of our Board of Directors and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account and paying charges relative to the Variable Account. The Variable Account will be fully funded at all times for purposes of Federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The consolidated financial statements of Sun Life Insurance and Annuity Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing therein (which report, dated March 26, 2010, accompanying such financial statements expresses an unqualified opinion on the financial statements and includes an explanatory paragraph, referring to the Company changing its method of accounting and reporting for other-than-temporary impairments in 2009, and changing its method of accounting and reporting for fair value measurement of certain assets and liabilities in 2008), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP is located at 200 Berkeley Street, Boston, MA 02116.

The financial statements of Sun Life (N.Y.) Variable Account D included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated April 23, 2010, accompanying the financial statements expresses an unqualified opinion) and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

DISTRIBUTION AND UNDERWRITING OF THE CERTIFICATE

The Certificate is offered on a continuous basis.  The Certificate is sold by licensed insurance agents ("Selling Agents") in those states where the Certificate may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Certificate.  The Selling Agents who solicit sales of the Certificate typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Certificate Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Certificate, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 105% of the first target premium.  Target premium varies based on the Insured's age, sex and rating class.  Commissions will not exceed 30% of the second target premium received and 7.5% of target premiums three through ten.  Commissions will not exceed 3% on premiums received in excess of ten target premiums.  Commissions will not exceed 2% on premiums received in Certificate Years 11 and thereafter. In Certificate Year two and thereafter, up to 0.10% of the Account Value for the Sub-Accounts per annum will be paid to Selling Broker-Dealers.

If an LTA Rider is attached to the Certificate, commissions will not exceed more than 95% of the first Target Premium.  Commissions will not exceed 10% of Target Premiums two through five, 5% of Target Premiums six through eight, 1% of Target Premiums nine and ten, 3% of premiums received in excess of ten Target Premiums and 1% of premium received in Certificate Years 11 and thereafter.
If an Enhanced Cash Surrender Value Rider is attached to the Certificate, commissions will not exceed 20% of premiums received up to ten target premiums, 3% of premiums received in excess of ten target premiums and 2% of any premium received in Certificate Years 11 and thereafter.

The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including, in some cases, payments to affiliates of the Company such as Sun Life Financial Distributors, Inc., in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable certificates (including the Certificate) or assets held within those certificates and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Certificates over other variable life certificates (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Certificates.

In addition to selling our variable certificates (including the Certificate), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Certificates or other variable certificates issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual certificate is not impacted by whether the certificate is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Certificates by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Certificates than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Certificate to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Certificate.
In 2009, commissions were paid of $1,571 and Clarendon retained no commissions in connection with the distribution of the Certificates.

THE CERTIFICATE

To apply for a Certificate, you must submit an application to our Service Office.  We will then follow underwriting procedures designed to determine the insurability of the proposed Insured.  We offer the Certificate on a regular (or medical) underwriting and simplified underwriting basis.  We may require medical examinations and further information before the proposed application is approved.  Simplified underwriting is available to certain groups of insureds, with all Insureds meeting certain other underwriting requirements.  We must pre-approve any simplified underwriting arrangements.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  A Certificate cannot be issued until the underwriting process has been completed to our satisfaction.  We reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to an Insured to cover the cost of the increased mortality risk borne by the Company.  The rates for the Certificate will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 2001 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables.   The Cost of Insurance rates for the Certificate if the Long Term Accumulation Rider is attached will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 2001 Commissioners Standard Ordinary Aggregate Mortality Tables.

Premium Expense Charge.  We will deduct a Premium Expense Charge from each premium payment upon receipt.  Three and one quarter percent of the charge is used to pay federal, state and local tax obligations.  The remainder of the Premium Expense Charge is a sales load used for agent compensation and other at issue costs.  If the Long Term Accumulation Rider is not attached to the Certificate, the current Premium Expense Charge is 6.50% in all Certificate Years and will not exceed 8.25%.  If the Long Term Accumulation Rider is attached to the Certificate, the Premium Expense Charge is currently 15.00% in all Certificate Years and is guaranteed not to exceed 15.00% in any Certificate Year.

Increase in Face Amount.  After the first certificate anniversary, you may request an increase in the Specified Face Amount (“SFA”) and Supplemental Insurance Face Amount (“SIA”).  You must provide satisfactory evidence of the Insured's insurability.  Once requested, an increase will become effective at the next certificate anniversary following our approval of your request.  The Certificate does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the SFA and SIA other than increases caused by changes in the death benefit option, the cost of insurance charge and monthly expense charge is determined separately for the initial SFA and SIA and each increase in the SFA and SIA.  The cost of insurance charges and monthly expense charges applicable to an increase in SFA and SIA may be higher or lower than those charged on the original sums if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.  In calculating the net amount at risk, your Account Value will first be allocated to the initial SFA, then to the initial SIA and then to each increase in the SFA and SIA in the order in which the increases were made.

At time of application, You may choose to schedule increases in SIA.  Additional evidence of insurability will not be required at the time the increases are scheduled to go into effect.  Further, no deterioration in the Insured’s health will negatively impact future scheduled increases.  Persons interested in scheduled increases are generally those who are matching their insurance coverage amount to their income and anticipate annual increases in compensation.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Insurance and Annuity Company of New York are included in this Statement of Additional Information.  The consolidated financial statements of Sun Life Insurance and Annuity Company of New York are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participants of Sun Life (N.Y.) Variable Account D and the Board of Directors of Sun Life Insurance and Annuity Company of New York (the “Sponsor”):

We have audited the accompanying statements of assets and liabilities of AIM V.I. International Growth Fund (Series I) Sub-Account, Alger Mid Cap Growth Portfolio I-2 Sub-Account, AllianceBernstein VPS Growth and Income Portfolio (Class B) Sub-Account, BlackRock Global Allocation V.I. 3 Sub-Account, Delaware VIP Growth Opportunities Series (Standard Class) Sub-Account, Dreyfus IP MidCap Stock Portfolio (Initial Shares) Sub-Account, DWS Dreman Small Mid Cap Value VIP - Class A Sub-Account, DWS Small Cap Index VIP - Class B Sub-Account, Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account, Fidelity VIP Growth Portfolio (Service Class) Sub-Account, Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account, Fidelity VIP Money Market Portfolio (Service Class) Sub-Account, Fidelity VIP Overseas Portfolio (Service Class) Sub-Account, First Eagle Overseas Variable Fund Sub-Account, Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account, Goldman Sachs VIT Mid Cap Value Fund I Sub-Account, Goldman Sachs VIT Structured U.S. Equity Fund (I Shares) Sub-Account, MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account, MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account, MFS VIT II Government Securities Portfolio I Class Sub-Account, MFS VIT II High Yield Portfolio I Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account, MFS VIT II New Discovery Portfolio I Class Sub-Account, MFS VIT II Research International Portfolio S Class Sub-Account, MFS VIT II Total Return Portfolio I Class Sub-Account, MFS VIT II Utilities Portfolio I Class Sub-Account, MFS VIT II Value Portfolio I Class Sub-Account, Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares) Sub-Account, Oppenheimer Capital Appreciation Fund/VA (Service Shares) Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account, PIMCO VIT Real Return Portfolio Admin Class Sub-Account, PIMCO VIT Total Return Portfolio Admin Class Sub-Account, SC AIM Small Cap Growth Fund (Initial Class) Sub-Account, SC Davis Venture Value Fund (Initial Class) Sub-Account, SC Dreman Small Cap Value Fund (Initial Class) Sub-Account, SC Goldman Sachs Mid Cap Value Fund (Initial Class) Sub-Account, SC Goldman Sachs Short Duration Fund (Initial Class) Sub-Account, SC Lord Abbett Growth & Income Fund (Initial Class) Sub-Account, SC Oppenheimer Main Street Small Cap Fund (Initial Class) Sub-Account, SC PIMCO High Yield Fund (Initial Class) Sub-Account, SC PIMCO Total Return Bond Fund (Initial Class) Sub-Account, SC WMC Blue Chip Mid Cap Fund (Initial Class) Sub-Account, Sun Capital Global Real Estate Fund (Initial Class) Sub-Account, Sun Capital Investment Grade Bond Fund (Initial Class) Sub-Account, Sun Capital Money Market Fund (Initial Class) Sub-Account, T. Rowe Price Blue Chip Growth Portfolio Sub-Account, Universal Institutional Funds Equity and Income Portfolio Class II Sub-Account, Van Kampen LIT Growth and Income Portfolio (Class I) Sub-Account, Lord Abbett Growth and Income Portfolio VC Sub-Account, Lord Abbett Series Fund - Mid Cap Value Portfolio VC, PIMCO VIT High Yield Portfolio (Admin) Sub-Account, and PIMCO VIT Low Duration Portfolio (Admin) Sub-Account of Sun Life (N.Y.) Variable Account D (collectively the "Sub-Accounts"), as of December 31, 2009, and the related statements of operations and the statements of changes in net assets for each of the periods presented.  These financial statements are the responsibility of the Sponsor’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the mutual fund companies.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2009, and the results of their operations and the changes in their net assets for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

April 23, 2010

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2009
Assets:	Shares	Cost	Value
Investments at fair value:
AIM V.I. International Growth Fund (Series I) Sub-Account (AI4)	1,414	$ 44,309	$ 36,767
Alger Mid Cap Growth Portfolio I-2 Sub-Account (AL4)	4,153	74,250	44,358
AllianceBernstein VPS Growth and Income Portfolio (Class B) Sub-Account (AN3)	3,479	71,761	52,460
BlackRock Global Allocation V.I. 3 Sub-Account (9XX)	202	2,659	2,705
Delaware VIP Growth Opportunities Series (Standard Class) Sub-Account (DGO)	878	18,308	14,311
Dreyfus IP MidCap Stock Portfolio (Initial Shares) Sub-Account (DMC)	6,849	96,540	71,643
DWS Dreman Small Mid Cap Value VIP - Class A Sub-Account (SCV)	2,826	39,558	28,377
DWS Small Cap Index VIP - Class B Sub-Account (SSC)	2,854	33,610	28,226
Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account (FL6)	6,062	103,188	124,581
Fidelity VIP Growth Portfolio (Service Class) Sub-Account (FL8)	922	28,931	27,626
Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account (FIS)	2	239	236
Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account (FL4)	985	129,510	117,511
Fidelity VIP Money Market Portfolio (Service Class) Sub-Account (FL5)	64,898	64,898	64,898
Fidelity VIP Overseas Portfolio (Service Class) Sub-Account (FL7)	18,019	225,093	270,103
First Eagle Overseas Variable Fund Sub-Account (SGI)	32	729	798
Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account (FTI)	7,403	109,311	99,566
Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account (FTG)	46	427	479
Goldman Sachs VIT Mid Cap Value Fund I Sub-Account (GS8)	5	72	53
Goldman Sachs VIT Structured U.S. Equity Fund (I Shares) Sub-Account (GS3)	4,529	53,150	43,024
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MIT)	27	733	742
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (EM1)	63	714	901
MFS VIT II Government Securities Portfolio I Class Sub-Account (GSS)	6,311	82,923	82,933
MFS VIT II High Yield Portfolio I Class Sub-Account (HYS)	19,201	96,128	108,868
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MIS)	1,022	10,221	10,348
MFS VIT II New Discovery Portfolio I Class Sub-Account (NWD)	51	577	695
MFS VIT II Research International Portfolio S Class Sub-Account (RI1)	14	175	175
MFS VIT II Total Return Portfolio I Class Sub-Account (TRS)	896	14,529	14,035
MFS VIT II Utilities Portfolio I Class Sub-Account (UTS)	117	1,812	2,293
MFS VIT II Value Portfolio I Class Sub-Account (MVS)	8,673	93,300	109,628
Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares) Sub-Account (OCF)	177	7,244	6,534
Oppenheimer Capital Appreciation Fund/VA (Service Shares) Sub-Account (OCA)	50	1,499	1,832
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PMB)	11,915	148,554	151,078
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (PRR)	5,764	69,657	71,700
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (PTR)	8,091	84,630	87,549

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED) DECEMBER 31, 2009
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
SC AIM Small Cap Growth Fund (Initial Class) Sub-Account (116)	99	$ 871	$ 952
SC Davis Venture Value Fund (Initial Class) Sub-Account (SC7)	2,825	32,491	30,369
SC Dreman Small Cap Value Fund (Initial Class) Sub-Account (117)	86	746	866
SC Goldman Sachs Mid Cap Value Fund (Initial Class) Sub-Account (SGC)	3,716	22,477	29,467
SC Goldman Sachs Short Duration Fund (Initial Class) Sub-Account (SDC)	18,961	192,039	193,973
SC Lord Abbett Growth & Income Fund (Initial Class) Sub-Account (SLC)	2,422	14,076	18,211
SC Oppenheimer Main Street Small Cap Fund (Initial Class) Sub-Account (SCB)	3,652	32,874	38,642
SC PIMCO High Yield Fund (Initial Class) Sub-Account (SPC)	2,122	17,044	20,071
SC PIMCO Total Return Bond Fund (Initial Class) Sub-Account (114)	36	405	400
SC WMC Blue Chip Mid Cap Fund (Initial Class) Sub-Account (SC5)	4,062	69,009	49,235
Sun Capital Global Real Estate Fund (Initial Class) Sub-Account (SC3)	4,102	69,884	46,063
Sun Capital Investment Grade Bond Fund (Initial Class) Sub-Account (SC2)	3,211	30,909	29,092
Sun Capital Money Market Fund (Initial Class) Sub-Account (SC1)	77,955	77,955	77,955
T. Rowe Price Blue Chip Growth Portfolio Sub-Account (TBC)	8,261	82,088	79,639
Universal Institutional Funds Equity and Income Portfolio Class II Sub-Account (VKU)	141	1,569	1,804
Van Kampen LIT Growth and Income Portfolio (Class I) Sub-Account (VGI)	48	730	787

Total investments		2,354,406	2,294,559

Total assets		$ 2,354,406	$ 2,294,559

Liabilities:
Payable to Sponsor			$ -

Total liabilities			-

Net assets			$ 2,294,559

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2009

	Units	Value
Net Assets:
AI4	2,307	$ 36,767
AL4	3,502	44,358
AN3	5,556	52,460
9XX	229	2,705
DGO	991	14,311
DMC	6,148	71,643
SCV	1,896	28,377
SSC	1,568	28,226
FL6	8,379	124,581
FL8	3,541	27,626
FIS	30	236
FL4	11,942	117,511
FL5	5,239	64,898
FL7	22,073	270,103
SGI	72	798
FTI	4,799	99,566
FTG	29	479
GS8	4	53
GS3	4,682	43,024
MIT	74	742
EM1	78	901
GSS	5,272	82,933
HYS	6,757	108,868
MIS	1,162	10,348
NWD	65	695
RI1	24	175
TRS	1,048	14,035
UTS	133	2,293
MVS	8,361	109,628
OCF	568	6,534
OCA	189	1,832
PMB	6,140	151,078
PRR	4,776	71,700
PTR	5,613	87,549
116	85	952
SC7	2,606	30,369
117	77	866
SGC	3,607	29,467
SDC	18,008	193,973
SLC	2,277	18,211
SCB	2,884	38,642

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2009

	Units	Value
Net Assets (continued):
SPC	$ 1,876	$ 20,071
114	35	400
SC5	3,141	49,235
SC3	2,304	46,063
SC2	1,965	29,092
SC1	7,744	77,955
TBC	6,412	79,639
VKU	159	1,804
VGI	61	787

Total net assets		$ 2,294,559

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

	AI4	AL4	AN3
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 483	$ -	$ 1,608

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(882)	(6,137)	(3,166)
Realized gain distributions	-	-	-
Net realized losses	(882)	(6,137)	(3,166)

Net change in unrealized appreciation/ depreciation	9,506	22,156	10,657

Net realized and change in unrealized gains	8,624	16,019	7,491

Increase in net assets from operations	$ 9,107	$ 16,019	$ 9,099

	9XX	DGO	DMC
	Sub-Account1	Sub-Account	Sub-Account

Income:
Dividend income	$ 30	$ -	$ 811

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	2	(370)	(5,085)
Realized gain distributions	-	-	-
Net realized gains (losses)	2	(370)	(5,085)

Net change in unrealized appreciation/ depreciation	46	4,808	23,180

Net realized and change in unrealized gains	48	4,438	18,095

Increase in net assets from operations	$ 78	$ 4,438	$ 18,906

1 Commencement of operations was October 6, 2008; first activity in 2009

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2009

	SCV	SSC	FL6
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 449	$ 355	$ 1,361

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(2,438)	(2,821)	(19,107)
Realized gain distributions	-	1,528	30
Net realized losses	(2,438)	(1,293)	(19,077)

Net change in unrealized appreciation/ depreciation	8,421	7,503	39,724

Net realized and change in unrealized gains	5,983	6,210	20,647

Increase in net assets from operations	$ 6,432	$ 6,565	$ 22,008

	FL8	FIS	FL4
	Sub-Account	Sub-Account2	Sub-Account

Income:
Dividend income	$ 83	$ 4	$ 2,514

Net realized and change in unrealized gains (losses):
Net realized (losses) gains on sale of shares	(554)	2	(2,197)
Realized gain distributions	21	-	2,019
Net realized (losses) gains	(533)	2	(178)

Net change in unrealized appreciation/ depreciation	6,831	(3)	22,640

Net realized and change in unrealized gains (losses)	6,298	(1)	22,462

Increase in net assets from operations	$ 6,381	$ 3	$ 24,976

2 Commencement of operations was November 3, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2009

	FL5	FL7	SGI
	Sub-Account	Sub-Account	Sub-Account3

Income:
Dividend income	$ 953	$ 4,917	$ 4

Net realized and change in unrealized gains:
Net realized losses on sale of shares	-	(58,107)	(47)
Realized gain distributions	-	638	8
Net realized losses	-	(57,469)	(39)

Net change in unrealized appreciation/ depreciation	-	93,335	69

Net realized and change in unrealized gains	-	35,866	30

Increase in net assets from operations	$ 953	$ 40,783	$ 34

	FTI	FTG	GS8
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 2,493	$ 8	$ 1

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(1,693)	(35)	(9)
Realized gain distributions	3,075	-	-
Net realized gains (losses)	1,382	(35)	(9)

Net change in unrealized appreciation/ depreciation	24,115	92	22

Net realized and change in unrealized gains	25,497	57	13

Increase in net assets from operations	$ 27,990	$ 65	$ 14

3 Commencement of operations was March 5, 2007; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2009

	GS3	LA1	LA2
	Sub-Account	Sub-Account4	Sub-Account5
Income:
Dividend income	$ 805	$ -	$ -

Net realized and change in unrealized gains (losses):
Net realized losses on sale of shares	(1,356)	(9,237)	(20,874)
Realized gain distributions	-	-	-
Net realized losses	(1,356)	(9,237)	(20,874)

Net change in unrealized appreciation/ depreciation	8,345	6,748	17,816

Net realized and change in unrealized gains (losses)	6,989	(2,489)	(3,058)

Increase (decrease) in net assets from operations	$ 7,794	$ (2,489)	$ (3,058)

	MIT	EM1	GSS
	Sub-Account	Sub-Account1	Sub-Account

Income:
Dividend income	$ 14	$ -	$ 1,838

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(46)	(107)	1,864
Realized gain distributions	-	-	-
Net realized (losses) gains	(46)	(107)	1,864

Net change in unrealized appreciation/ depreciation	187	187	(1,305)

Net realized and change in unrealized gains	141	80	559

Increase in net assets from operations	$ 155	$ 80	$ 2,397

1 Commencement of operations was October 6, 2008; first activity in 2009
4 Effective February 23, 2009, Lord Abbett Growth and Income Portfolio VC Sub-Account (LA1) merged with SLC Sub-Account.
5 Effective February 23, 2009, Lord Abbett Series Fund - Mid Cap Value Portfolio VC Sub-Account (LA2) Sub-Account merged with SGC Sub-Account.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2009

	HYS	MIS	NWD
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 6,365	$ 68	$ -

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(10,529)	(136)	(44)
Realized gain distributions	-	-	-
Net realized losses	(10,529)	(136)	(44)

Net change in unrealized appreciation/ depreciation	35,644	2,993	192

Net realized and change in unrealized gains	25,115	2,857	148

Increase in net assets from operations	$ 31,480	$ 2,925	$ 148

	RI1	TRS	UTS
	Sub-Account6	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ 342	$ 78

Net realized and change in unrealized gains:
Net realized losses on sale of shares	-	(306)	(507)
Realized gain distributions	-	-	-
Net realized losses	-	(306)	(507)

Net change in unrealized appreciation/ depreciation	-	1,935	1,139

Net realized and change in unrealized gains	-	1,629	632

Increase in net assets from operations	$ -	$ 1,971	$ 710

6 Commencement of Operations was March 10, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2009

	MVS	OCF	OCA
	Sub-Account	Sub-Account	Sub-Account2
Income:
Dividend income	$ 1,084	$ 16	$ -

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(20,420)	(168)	(200)
Realized gain distributions	-	-	-
Net realized losses	(20,420)	(168)	(200)

Net change in unrealized appreciation/ depreciation	33,633	2,149	333

Net realized and change in unrealized gains	13,213	1,981	133

Increase in net assets from operations	$ 14,297	$ 1,997	$ 133

	PMB	PHY	PLD
	Sub-Account	Sub-Account7	Sub-Account8

Income:
Dividend income	$ 7,335	$ 113	$ 742

Net realized and change in unrealized gains (losses):
Net realized losses on sale of shares	(5,106)	(6,827)	(11,656)
Realized gain distributions	-	-	-
Net realized losses	(5,106)	(6,827)	(11,656)

Net change in unrealized appreciation/ depreciation	29,464	6,423	8,320

Net realized and change in unrealized gains (losses)	24,358	(404)	(3,336)

Increase (decrease) in net assets from operations	$ 31,693	$ (291)	$ (2,594)

2 Commencement of operations was November 3, 2008; first activity in 2009.
7 Effective February 23, 2009, PIMCO VIT High Yield Portfolio (Admin) Sub-Account (PHY) merged with SPC Sub-Account.
8 Effective February 23, 2009, PIMCO VIT Low Duration Portfolio (Admin) Sub-Account (PLD) merged with SDC Sub-Account.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

	PRR	PTR	116
	Sub-Account	Sub-Account	Sub-Account1

Income:
Dividend income	$ 1,612	$ 4,129	$ -

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(525)	110	(74)
Realized gain distributions	2,692	2,643	30
Net realized gains (losses)	2,167	2,753	(44)

Net change in unrealized appreciation/ depreciation	3,746	3,319	81

Net realized and change in unrealized gains	5,913	6,072	37

Increase in net assets from operations	$ 7,525	$ 10,201	$ 37

	SC7	117	SGC
	Sub-Account	Sub-Account1	Sub-Account5

Income:
Dividend income	$ 111	$ 4	$ 277

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(454)	(107)	573
Realized gain distributions	-	23	2,401
Net realized (losses) gains	(454)	(84)	2,974

Net change in unrealized appreciation/ depreciation	7,298	120	6,990

Net realized and change in unrealized gains	6,844	36	9,964

Increase in net assets from operations	$ 6,955	$ 40	$ 10,241
1 Commencement of operations was October 6, 2008; first activity in 2009.
5 Effective February 23, 2009, LA2 Sub-Account merged with SGC Sub-Account.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2009

	SDC	SLC	SCB
	Sub-Account8	Sub-Account4	Sub-Account
Income:
Dividend income	$ 3,137	$ 100	$ 13

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	138	383	(1,184)
Realized gain distributions	1,385	1,707	-
Net realized gains (losses)	1,523	2,090	(1,184)

Net change in unrealized appreciation/ depreciation	1,934	4,135	7,067

Net realized and change in unrealized gains	3,457	6,225	5,883

Increase in net assets from operations	$ 6,594	$ 6,325	$ 5,896

	SPC	114	SC5
	Sub-Account7	Sub-Account1	Sub-Account

Income:
Dividend income	$ 1,318	$ -	$ 12

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of shares	250	(3)	(3,036)
Realized gain distributions	494	4	-
Net realized gains (losses)	744	1	(3,036)

Net change in unrealized appreciation/ depreciation	3,027	(5)	14,881

Net realized and change in unrealized gains (losses)	3,771	(4)	11,845

Increase (decrease) in net assets from operations	$ 5,089	$ (4)	$ 11,857

1 Commencement of operations was October 6, 2008; first activity in 2009.

4 Effective February 23, 2009, LA1 Sub-Account merged with SLC Sub-Account.

7 Effective February 23, 2009, PHY Sub-Account merged with SPC Sub-Account.

8 Effective February 23, 2009, PLD Sub-Account merged with SDC Sub-Account.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2009

	SC3	SC2	SC1
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 1,433	$ 1,215	$ 16

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(3,628)	(319)	-
Realized gain distributions	293	18	-
Net realized losses	(3,335)	(301)	-

Net change in unrealized appreciation/ depreciation	13,082	4,121	-

Net realized and change in unrealized gains	9,747	3,820	-

Increase in net assets from operations	$ 11,180	$ 5,035	$ 16

	TBC	VKU	VGI
	Sub-Account	Sub-Account9	Sub-Account

Income:
Dividend income	$ -	$ 47	$ 24

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(447)	(133)	(93)
Realized gain distributions	-	-	-
Net realized losses	(447)	(133)	(93)

Net change in unrealized appreciation/ depreciation	24,096	235	212

Net realized and change in unrealized gains	23,649	102	119

Increase in net assets from operations	$ 23,649	$ 149	$ 143

9 Commencement of operations was March 10, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	AI4 Sub-Account		AL4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008

Operations:
Net investment income	$ 483	$ 190	$ -	$ 91
Net realized (losses) gains	(882)	(59)	(6,137)	17,007
Net change in unrealized appreciation/depreciation	9,506	(17,116)	22,156	(61,694)
Net increase (decrease) from operations	9,107	(16,985)	16,019	(44,596)

Contract Owner Transactions:
Purchase payments received	1,825	2,584	1,796	680
Transfers between Sub-Accounts
(including the Fixed Account), net	3,041	(968)	(2,426)	1,744
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(196)	(220)	(285)	(338)
Cost of insurance and administrative expense charges	(1,603)	(1,518)	(2,465)	(2,473)
Net increase (decrease) from contract owner transactions	3,067	(122)	(3,380)	(387)

Total increase (decrease) in net assets	12,174	(17,107)	12,639	(44,983)

Net assets at beginning of year	24,593	41,700	31,719	76,702
Net assets at end of year	$ 36,767	$ 24,593	$ 44,358	$ 31,719

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	AN3 Sub-Account		9XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	20091	2008

Operations:
Net investment income	$ 1,608	$ 869	$ 30	$ -
Net realized (losses) gains	(3,166)	6,896	2	-
Net change in unrealized appreciation/depreciation	10,657	(33,929)	46	-
Net increase (decrease) from operations	9,099	(26,164)	78	-

Contract Owner Transactions:
Purchase payments received	8,492	12,188	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(444)	-	2,729	-
Withdrawals, surrenders, annuitizations
and contract charges	(142)	(2,648)	-	-
Mortality and expense risk charges	(344)	(361)	(3)	-
Cost of insurance and administrative expense charges	(4,143)	(4,247)	(99)	-
Net increase from contract owner transactions	3,419	4,932	2,627	-

Total increase (decrease) in net assets	12,518	(21,232)	2,705	-

Net assets at beginning of year	39,942	61,174	-	-
Net assets at end of year	$ 52,460	$ 39,942	$ 2,705	$ -

1 Commencement of operations was October 6, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	DGO Sub-Account		DMC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008

Operations:
Net investment income	$ -	$ -	$ 811	$ 619
Net realized (losses) gains	(370)	1,511	(5,085)	6,472
Net change in unrealized appreciation/depreciation	4,808	(8,470)	23,180	(39,282)
Net increase (decrease) from operations	4,438	(6,959)	18,906	(32,191)

Contract Owner Transactions:
Purchase payments received	-	-	9,787	12,653
Transfers between Sub-Accounts
(including the Fixed Account), net	437	-	-	5,853
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(194)	(2,268)
Mortality and expense risk charges	(76)	(91)	(410)	(437)
Cost of insurance and administrative expense charges	(496)	(418)	(5,415)	(5,502)
Net (decrease) increase from contract owner transactions	(135)	(509)	3,768	10,299

Total increase (decrease) in net assets	4,303	(7,468)	22,674	(21,892)

Net assets at beginning of year	10,008	17,476	48,969	70,861
Net assets at end of year	$ 14,311	$ 10,008	$ 71,643	$ 48,969

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	SCV Sub-Account		SSC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008

Operations:
Net investment income	$ 449	$ 647	$ 355	$ 332
Net realized (losses) gains	(2,438)	7,699	(1,293)	2,003
Net change in unrealized appreciation/depreciation	8,421	(20,750)	7,503	(12,695)
Net increase (decrease) from operations	6,432	(12,404)	6,565	(10,360)

Contract Owner Transactions:
Purchase payments received	853	2,485	6,110	7,152
Transfers between Sub-Accounts
(including the Fixed Account), net	327	(5,466)	(2,408)	349
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(76)	(1,212)
Mortality and expense risk charges	(139)	(193)	(159)	(163)
Cost of insurance and administrative expense charges	(1,878)	(1,809)	(2,702)	(2,814)
Net (decrease) increase from contract owner transactions	(837)	(4,983)	765	3,312

Total increase (decrease) in net assets	5,595	(17,387)	7,330	(7,048)

Net assets at beginning of year	22,782	40,169	20,896	27,944
Net assets at end of year	$ 28,377	$ 22,782	$ 28,226	$ 20,896

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	FL6 Sub-Account		FL8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008

Operations:
Net investment income	$ 1,361	$ 570	$ 83	$ 269
Net realized (losses) gains	(19,077)	(1,061)	(533)	105
Net change in unrealized appreciation/depreciation	39,724	(14,279)	6,831	(22,156)
Net increase (decrease) from operations	22,008	(14,770)	6,381	(21,782)

Contract Owner Transactions:
Purchase payments received	57,726	14,054	507	-
Transfers between Sub-Accounts
(including the Fixed Account), net	9,971	12,813	(1,015)	682
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(436)	(188)	(206)	(253)
Cost of insurance and administrative expense charges	(8,732)	(2,484)	(1,780)	(1,824)
Net increase (decrease) from contract owner transactions	58,529	24,195	(2,494)	(1,395)

Total increase (decrease) in net assets	80,537	9,425	3,887	(23,177)

Net assets at beginning of year	44,044	34,619	23,739	46,916
Net assets at end of year	$ 124,581	$ 44,044	$ 27,626	$ 23,739

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	FIS Sub-Account		FL4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	20092	2008	2009	2008

Operations:
Net investment income	$ 4	$ -	$ 2,514	$ 2,518
Net realized gains (losses)	2	-	(178)	1,364
Net change in unrealized appreciation/depreciation	(3)	-	22,640	(48,856)
Net increase (decrease) from operations	3	-	24,976	(44,974)

Contract Owner Transactions:
Purchase payments received	2	-	14,321	18,393
Transfers between Sub-Accounts
(including the Fixed Account), net	231	-	-	13,561
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(284)	(6,267)
Mortality and expense risk charges	-	-	(643)	(641)
Cost of insurance and administrative expense charges	-	-	(8,422)	(8,282)
Net increase from contract owner transactions	233	-	4,972	16,764

Total increase (decrease) in net assets	236	-	29,948	(28,210)

Net assets at beginning of year	-	-	87,563	115,773
Net assets at end of year	$ 236	$ -	$ 117,511	$ 87,563

2 Commencement of operations was November 3, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	FL5 Sub-Account		FL7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008

Operations:
Net investment income	$ 953	$ 4,700	$ 4,917	$ 4,432
Net realized (losses) gains	-	-	(57,469)	13,339
Net change in unrealized appreciation/depreciation	-	-	93,335	(79,005)
Net increase (decrease) from operations	953	4,700	40,783	(61,234)

Contract Owner Transactions:
Purchase payments received	2,143	36,468	115,509	37,936
Transfers between Sub-Accounts
(including the Fixed Account), net	3,282	(43)	19,412	14,972
Withdrawals, surrenders, annuitizations
and contract charges	(73,735)	(8,031)	(224)	(3,390)
Mortality and expense risk charges	(811)	(3,751)	(1,070)	(641)
Cost of insurance and administrative expense charges	(16,445)	(50,715)	(21,003)	(10,262)
Net (decrease) increase from contract owner transactions	(85,566)	(26,072)	112,624	38,615

Total (decrease) increase in net assets	(84,613)	(21,372)	153,407	(22,619)

Net assets at beginning of year	149,511	170,883	116,696	139,315
Net assets at end of year	$ 64,898	$ 149,511	$ 270,103	$ 116,696

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	SGI Sub-Account		FTI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	20093	2008	2009	2008

Operations:
Net investment income	$ 4	$ -	$ 2,493	$ 2,242
Net realized (losses) gains	(39)	-	1,382	9,433
Net change in unrealized appreciation/depreciation	69	-	24,115	(57,958)
Net increase (decrease) from operations	34	-	27,990	(46,283)

Contract Owner Transactions:
Purchase payments received	2,251	-	10,779	14,901
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	-	244
Withdrawals, surrenders, annuitizations
and contract charges	(1,407)	-	(135)	(2,893)
Mortality and expense risk charges	-	-	(460)	(503)
Cost of insurance and administrative expense charges	(80)	-	(7,327)	(6,769)
Net increase from contract owner transactions	764	-	2,857	4,980

Total increase (decrease) in net assets	798	-	30,847	(41,303)

Net assets at beginning of year	-	-	68,719	110,022
Net assets at end of year	$ 798	$ -	$ 99,566	$ 68,719

3 Commencement of operations was March 5, 2007; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	FTG Sub-Account		GS8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	200810	2009	2008

Operations:
Net investment income	$ 8	$ 3	$ 1	$ 1
Net realized losses	(35)	(27)	(9)	(13)
Net change in unrealized appreciation/depreciation	92	(40)	22	(22)
Net increase (decrease) from operations	65	(64)	14	(34)

Contract Owner Transactions:
Purchase payments received	240	240	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	-	244	-	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(1)	(1)	-	(1)
Cost of insurance and administrative expense charges	(119)	(125)	(11)	(43)
Net increase (decrease) from contract owner transactions	120	358	(11)	(44)

Total increase (decrease) in net assets	185	294	3	(78)

Net assets at beginning of year	294	-	50	128
Net assets at end of year	$ 479	$ 294	$ 53	$ 50

10 For the period January 7, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	GS3 Sub-Account		LA1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	20094	2008

Operations:
Net investment income	$ 805	$ 749	$ -	$ 227
Net realized losses	(1,356)	(103)	(9,237)	(292)
Net change in unrealized appreciation/depreciation	8,345	(20,456)	6,748	(5,970)
Net increase (decrease) from operations	7,794	(19,810)	(2,489)	(6,035)

Contract Owner Transactions:
Purchase payments received	3,877	3,818	489	4,808
Transfers between Sub-Accounts
(including the Fixed Account), net	839	2,921	(8,859)	2,926
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(266)	(295)	(8)	(90)
Cost of insurance and administrative expense charges	(2,768)	(2,932)	(136)	(1,437)
Net increase (decrease) from contract owner transactions	1,682	3,512	(8,514)	6,207

Total increase (decrease) in net assets	9,476	(16,298)	(11,003)	172

Net assets at beginning of year	33,548	49,846	11,003	10,831
Net assets at end of year	$ 43,024	$ 33,548	$ -	$ 11,003

4 Effective February 23, 2009, LA1 Sub-Account merged with SLC Sub-Account.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	LA2 Sub-Account		MIT Sub-Account
	December 31,	December 31,	December 31,	December 31,
	20095	2008	2009	2008

Operations:
Net investment income	$ -	$ 379	$ 14	$ 8
Net realized losses	(20,874)	(1,799)	(46)	(5)
Net change in unrealized appreciation/depreciation	17,816	(12,934)	187	(205)
Net (decrease) increase from operations	(3,058)	(14,354)	155	(202)

Contract Owner Transactions:
Purchase payments received	685	5,366	243	243
Transfers between Sub-Accounts
(including the Fixed Account), net	(18,305)	(5,257)	-	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(14)	(208)	(3)	(3)
Cost of insurance and administrative expense charges	(203)	(2,214)	(113)	(106)
Net (decrease) increase from contract owner transactions	(17,837)	(2,313)	127	134

Total (decrease) increase in net assets	(20,895)	(16,667)	282	(68)

Net assets at beginning of year	20,895	37,562	460	528
Net assets at end of year	$ -	$ 20,895	$ 742	$ 460

5 Effective February 23, 2009, LA2 Sub-Account merged with SGC Sub-Account.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	EM1 Sub-Account		GSS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	20091	2008	2009	2008

Operations:
Net investment income	$ -	$ -	$ 1,838	$ 1,287
Net realized (losses) gains	(107)	-	1,864	(149)
Net change in unrealized appreciation/depreciation	187	-	(1,305)	986
Net increase from operations	80	-	2,397	2,124

Contract Owner Transactions:
Purchase payments received	2,251	-	46,642	7,836
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	11,468	533
Withdrawals, surrenders, annuitizations
and contract charges	(1,344)	-	(49)	(2,738)
Mortality and expense risk charges	(1)	-	(351)	(135)
Cost of insurance and administrative expense charges	(85)	-	(5,443)	(1,621)
Net increase from contract owner transactions	821	-	52,267	3,875

Total increase in net assets	901	-	54,664	5,999

Net assets at beginning of year	-	-	28,269	22,270
Net assets at end of year	$ 901	$ -	$ 82,933	$ 28,269

1 Commencement of operations was October 6, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	HYS Sub-Account		MIS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008

Operations:
Net investment income	$ 6,365	$ 5,322	$ 68	$ 9
Net realized losses	(10,529)	(2,598)	(136)	(54)
Net change in unrealized appreciation/depreciation	35,644	(20,917)	2,993	(2,849)
Net increase (decrease) from operations	31,480	(18,193)	2,925	(2,894)

Contract Owner Transactions:
Purchase payments received	31,019	11,599	948	1,895
Transfers between Sub-Accounts
(including the Fixed Account), net	5,634	355	-	6,235
Withdrawals, surrenders, annuitizations
and contract charges	(88)	(5,414)	-	-
Mortality and expense risk charges	(459)	(375)	(38)	(19)
Cost of insurance and administrative expense charges	(7,606)	(3,654)	(278)	(202)
Net increase from contract owner transactions	28,500	2,511	632	7,909

Total increase (decrease) in net assets	59,980	(15,682)	3,557	5,015

Net assets at beginning of year	48,888	64,570	6,791	1,776
Net assets at end of year	$ 108,868	$ 48,888	$ 10,348	$ 6,791

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	NWD Sub-Account		RI1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	20096	2008

Operations:
Net investment income	$ -	$ -	$ -	$ -
Net realized losses	(44)	(11)	-	-
Net change in unrealized appreciation/depreciation	192	(67)	-	-
Net increase (decrease) from operations	148	(78)	-	-

Contract Owner Transactions:
Purchase payments received	165	166	2	-
Transfers between Sub-Accounts
(including the Fixed Account), net	327	-	173	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(1)	(1)	-	-
Cost of insurance and administrative expense charges	(104)	(80)	-	-
Net increase from contract owner transactions	387	85	175	-

Total increase in net assets	535	7	175	-

Net assets at beginning of year	160	153	-	-
Net assets at end of year	$ 695	$ 160	$ 175	$ -

6 Commencement of Operations was March 10, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	TRS Sub-Account		UTS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008
Operations:
Net investment income	$ 342	$ 160	$ 78	$ 19
Net realized (losses) gains	(306)	217	(507)	79
Net change in unrealized appreciation/depreciation	1,935	(2,314)	1,139	(757)
Net increase (decrease) from operations	1,971	(1,937)	710	(659)

Contract Owner Transactions:
Purchase payments received	3,009	5,852	1,212	958
Transfers between Sub-Accounts
(including the Fixed Account), net	1,092	-	(614)	507
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(62)	(41)	(11)	(9)
Cost of insurance and administrative expense charges	(683)	(585)	(462)	(403)
Net increase from contract owner transactions	3,356	5,226	125	1,053

Total increase in net assets	5,327	3,289	835	394

Net assets at beginning of year	8,708	5,419	1,458	1,064
Net assets at end of year	$ 14,035	$ 8,708	$ 2,293	$ 1,458

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	MVS Sub-Account		OCF Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008
Operations:
Net investment income	$ 1,084	$ 1,016	$ 16	$ 9
Net realized (losses) gains	(20,420)	6,962	(168)	(39)
Net change in unrealized appreciation/depreciation	33,633	(26,490)	2,149	(3,116)
Net increase (decrease) from operations	14,297	(18,512)	1,997	(3,146)

Contract Owner Transactions:
Purchase payments received	40,644	9,402	690	622
Transfers between Sub-Accounts
(including the Fixed Account), net	6,873	5,455	-	2,926
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(459)	(314)	(37)	(35)
Cost of insurance and administrative expense charges	(7,298)	(3,183)	(510)	(450)
Net increase from contract owner transactions	39,760	11,360	143	3,063

Total increase (decrease) in net assets	54,057	(7,152)	2,140	(83)

Net assets at beginning of year	55,571	62,723	4,394	4,477
Net assets at end of year	$ 109,628	$ 55,571	$ 6,534	$ 4,394

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	OCA Sub-Account		PMB Sub-Account
	December 31,	December 31,	December 31,	December 31,
	20092	2008	2009	2008
Operations:
Net investment income	$ -	$ -	$ 7,335	$ 6,976
Net realized (losses) gains	(200)	-	(5,106)	4,540
Net change in unrealized appreciation/depreciation	333	-	29,464	(27,259)
Net increase (decrease) from operations	133	-	31,693	(15,743)

Contract Owner Transactions:
Purchase payments received	4,824	-	28,378	11,696
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	3,841	888
Withdrawals, surrenders, annuitizations
and contract charges	(2,947)		(95)	(3,758)
Mortality and expense risk charges	(2)	-	(596)	(588)
Cost of insurance and administrative expense charges	(176)	-	(9,993)	(5,993)
Net increase from contract owner transactions	1,699	-	21,535	2,245

Total increase (decrease) in net assets	1,832	-	53,228	(13,498)

Net assets at beginning of year	-	-	97,850	111,348
Net assets at end of year	$ 1,832	$ -	$ 151,078	$ 97,850

2 Commencement of operations was November 3, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	PHY Sub-Account		PLD Sub-Account
	December 31,	December 31,	December 31,	December 31,
	20097	2008	20098	2008

Operations:
Net investment income	$ 113	$ 1,431	$ 742	$ 7,767
Net realized (losses) gains	(6,827)	(121)	(11,656)	2,625
Net change in unrealized appreciation/depreciation	6,423	(6,026)	8,320	(11,169)
Net decrease from operations	(291)	(4,716)	(2,594)	(777)

Contract Owner Transactions:
Purchase payments received	-	648	2,665	18,833
Transfers between Sub-Accounts
(including the Fixed Account), net	(14,835)	677	(186,487)	10,679
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	(15,334)
Mortality and expense risk charges	(6)	(101)	(107)	(1,103)
Cost of insurance and administrative expense charges	(105)	(720)	(1,818)	(11,701)
Net (decrease) increase from contract owner transactions	(14,946)	504	(185,747)	1,374

Total (decrease) increase in net assets	(15,237)	(4,212)	(188,341)	597

Net assets at beginning of year	15,237	19,449	188,341	187,744
Net assets at end of year	$ -	$ 15,237	$ -	$ 188,341

7 Effective February 23, 2009, PHY Sub-Account merged with SPC Sub-Account.

8 Effective February 23, 2009, PLD Sub-Account merged with SDC Sub-Account.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	PRR Sub-Account		PTR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008

Operations:
Net investment income	$ 1,612	$ 336	$ 4,129	$ 3,026
Net realized gains	2,167	29	2,753	1,313
Net change in unrealized appreciation/depreciation	3,746	(1,934)	3,319	(1,109)
Net increase (decrease) from operations	7,525	(1,569)	10,201	3,230

Contract Owner Transactions:
Purchase payments received	43,190	3,588	12,734	12,446
Transfers between Sub-Accounts
(including the Fixed Account), net	11,242	8,367	(159)	4,020
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(95)	(3,442)
Mortality and expense risk charges	(275)	(46)	(377)	(381)
Cost of insurance and administrative expense charges	(4,164)	(1,204)	(8,587)	(5,072)
Net increase from contract owner transactions	49,993	10,705	3,516	7,571

Total increase in net assets	57,518	9,136	13,717	10,801

Net assets at beginning of year	14,182	5,046	73,832	63,031
Net assets at end of year	$ 71,700	$ 14,182	$ 87,549	$ 73,832

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	116 Sub-Account		SC7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	20091	2008	2009	2008

Operations:
Net investment income	$ -	$ -	$ 111	$ 284
Net realized (losses) gains	(44)	-	(454)	343
Net change in unrealized appreciation/depreciation	81	-	7,298	(16,288)
Net increase (decrease) from operations	37	-	6,955	(15,661)

Contract Owner Transactions:
Purchase payments received	2,253	-	364	364
Transfers between Sub-Accounts
(including the Fixed Account), net	115	-	-	-
Withdrawals, surrenders, annuitizations
and contract charges	(1,372)	-	-	-
Mortality and expense risk charges	-	-	(180)	(219)
Cost of insurance and administrative expense charges	(81)	-	(1,828)	(1,932)
Net increase (decrease) from contract owner transactions	915	-	(1,644)	(1,787)

Total increase (decrease) in net assets	952	-	5,311	(17,448)

Net assets at beginning of year	-	-	25,058	42,506
Net assets at end of year	$ 952	$ -	$ 30,369	$ 25,058

1 Commencement of operations was October 6, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	117 Sub-Account		SGC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	20091	2008	20095	2008

Operations:
Net investment income	$ 4	$ -	$ 277	$ -
Net realized (losses) gains	(84)	-	2,974	-
Net change in unrealized appreciation/depreciation	120	-	6,990	-
Net increase from operations	40	-	10,241	-

Contract Owner Transactions:
Purchase payments received	2,251	-	2,834	-
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	18,572	-
Withdrawals, surrenders, annuitizations
and contract charges	(1,342)	-	-	-
Mortality and expense risk charges	-	-	(84)	-
Cost of insurance and administrative expense charges	(83)	-	(2,096)	-
Net increase from contract owner transactions	826	-	19,226	-

Total increase in net assets	866	-	29,467	-

Net assets at beginning of year	-	-	-	-
Net assets at end of year	$ 866	$ -	$ 29,467	$ -

1 Commencement of operations was October 6, 2008; first activity in 2009.

5 Effective February 23, 2009, LA2 Sub-Account merged with SGC Sub-Account.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	SDC Sub-Account		SLC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	20098	2008	20094	2008

Operations:
Net investment income	$ 3,137	$ -	$ 100	$ -
Net realized gains	1,523	-	2,090	-
Net change in unrealized appreciation/depreciation	1,934	-	4,135	-
Net increase from operations	6,594	-	6,325	-

Contract Owner Transactions:
Purchase payments received	16,325	-	4,381	-
Transfers between Sub-Accounts
(including the Fixed Account), net	186,208	-	9,179	-
Withdrawals, surrenders, annuitizations
and contract charges	(2,352)	-	-	-
Mortality and expense risk charges	(827)	-	(50)	-
Cost of insurance and administrative expense charges	(11,975)	-	(1,624)	-
Net increase from contract owner transactions	187,379	-	11,886	-

Total increase in net assets	193,973	-	18,211	-

Net assets at beginning of year	-	-	-	-
Net assets at end of year	$ 193,973	$ -	$ 18,211	$ -

4 Effective February 23, 2009, LA1 Sub-Account merged with SLC Sub-Account.

8 Effective February 23, 2009, PLD Sub-Account merged with SDC Sub-Account.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	SCB Sub-Account		SPC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	20097	2008

Operations:
Net investment income	$ 13	$ 11	$ 1,318	$ -
Net realized (losses) gains	(1,184)	(469)	744	-
Net change in unrealized appreciation/depreciation	7,067	(511)	3,027	-
Net increase (decrease) from operations	5,896	(969)	5,089	-

Contract Owner Transactions:
Purchase payments received	23,788	6,088	4,371	-
Transfers between Sub-Accounts
(including the Fixed Account), net	3,093	853	13,761	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(2,066)
Mortality and expense risk charges	(123)	(32)	(61)	-
Cost of insurance and administrative expense charges	(3,414)	(622)	(1,023)	-
Net increase from contract owner transactions	23,344	6,287	14,982	-

Total increase in net assets	29,240	5,318	20,071	-

Net assets at beginning of year	9,402	4,084	-	-
Net assets at end of year	$ 38,642	$ 9,402	$ 20,071	$ -

7 Effective February 23, 2009, PHY Sub-Account merged with SPC Sub-Account.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	114 Sub-Account		SC5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	20091	2008	2009	2008

Operations:
Net investment income	$ -	$ -	$ 12	$ 86
Net realized gains (losses)	1	-	(3,036)	8,859
Net change in unrealized appreciation/depreciation	(5)	-	14,881	(28,845)
Net (decrease) increase from operations	(4)	-	11,857	(19,900)

Contract Owner Transactions:
Purchase payments received	(1)	-	7,250	3,390
Transfers between Sub-Accounts
(including the Fixed Account), net	404	-	-	(3)
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(2,351)
Mortality and expense risk charges	1	-	(251)	(280)
Cost of insurance and administrative expense charges	-	-	(3,321)	(2,801)
Net increase from contract owner transactions	404	-	1,327	306

Total increase (decrease) in net assets	400	-	13,184	(19,594)

Net assets at beginning of year	-	-	36,051	55,645
Net assets at end of year	$ 400	$ -	$ 49,235	$ 36,051

1 Commencement of operations was October 6, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	SC3 Sub-Account		SC2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008

Operations:
Net investment income	$ 1,433	$ 1,302	$ 1,215	$ 1,486
Net realized (losses) gains	(3,335)	3,306	(301)	(269)
Net change in unrealized appreciation/depreciation	13,082	(31,326)	4,121	(4,691)
Net increase (decrease) from operations	11,180	(26,718)	5,035	(3,474)

Contract Owner Transactions:
Purchase payments received	5,130	6,656	4,259	2,338
Transfers between Sub-Accounts
(including the Fixed Account), net	235	(329)	-	(378)
Withdrawals, surrenders, annuitizations
and contract charges	(75)	(1,601)	(2,095)
Mortality and expense risk charges	(274)	(306)	(143)	(163)
Cost of insurance and administrative expense charges	(3,035)	(3,742)	(1,796)	(1,499)
Net increase from contract owner transactions	1,981	678	225	298

Total increase (decrease) in net assets	13,161	(26,040)	5,260	(3,176)

Net assets at beginning of year	32,902	58,942	23,832	27,008
Net assets at end of year	$ 46,063	$ 32,902	$ 29,092	$ 23,832

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	SC1 Sub-Account		TBC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008
Operations:
Net investment income	$ 16	$ -	$ -	$ 78
Net realized (losses) gains	-	-	(447)	613
Net change in unrealized appreciation/depreciation	-	-	24,096	(38,617)
Net increase (decrease) from operations	16	-	23,649	(37,926)

Contract Owner Transactions:
Purchase payments received	80,000	-	9,055	11,145
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	166	5,852
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(152)	(2,935)
Mortality and expense risk charges	(13)	-	(416)	(448)
Cost of insurance and administrative expense charges	(2,048)	-	(5,398)	(5,250)
Net increase from contract owner transactions	77,939	-	3,255	8,364

Total increase (decrease) in net assets	77,955	-	26,904	(29,562)

Net assets at beginning of year	-	-	52,735	82,297
Net assets at end of year	$ 77,955	$ -	$ 79,639	$ 52,735

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

	VKU Sub-Account		VGI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	20099	2008	2009	2008
Operations:
Net investment income	$ 47	$ -	$ 24	$ 8
Net realized losses	(133)	-	(93)	(12)
Net change in unrealized appreciation/depreciation	235	-	212	(166)
Net increase (decrease) from operations	149	-	143	(170)

Contract Owner Transactions:
Purchase payments received	4,824	-	337	337
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	-	-
Withdrawals, surrenders, annuitizations
and contract charges	(2,989)	-	-	-
Mortality and expense risk charges	(2)	-	(3)	(3)
Cost of insurance and administrative expense charges	(178)	-	(170)	(163)
Net increase from contract owner transactions	1,655	-	164	171

Total increase in net assets	1,804	-	307	1

Net assets at beginning of year	-	-	480	479
Net assets at end of year	$ 1,804	$ -	$ 787	$ 480

9 Commencement of operations was March 10, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2009

1. BUSINESS AND ORGANIZATION

Sun Life (N.Y.) Variable Account D (the “Variable Account”) is a separate account of Sun Life Insurance and Annuity Company of New York (the “Sponsor”), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.) and was established on April 24, 2003 as a funding vehicle for the variable portion of Futurity Accumulator II, Futurity Protector II, Futurity Survivorship II VUL, Sun Protector VUL, Sun Executive VUL, Sun Prime VUL, Sun Prime Survivorship and certain other individual variable universal life insurance contracts issued by the Sponsor.  The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, selected by contract owners from available mutual funds registered under the Investment Company Act of 1940, as amended.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities.  Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates.

Investment Valuation and Transactions
Investments made in mutual funds are carried at fair value and are valued at their closing net asset value each business day. Transactions are recorded on a trade date basis.  Realized gains and losses on sales of investments are determined on the first in, first out basis.  Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units
The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received.  The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 4.

Purchase Payments
Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units.  All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers
Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt.  In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”.  The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Federal Income Tax Status
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. The Sponsor will periodically review the status of this policy in the event of changes in the tax law.

New and Adopted Accounting Pronouncements
In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) Topic 105, “Generally Accepted Accounting Principles.”  This guidance establishes the FASB Accounting Standards Codification as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP.  FASB ASC Topic 105 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The Variable Account adopted FASB ASC Topic 105 on December 31, 2009 and has updated all disclosures to reference the codification herein.

The Variable Account has adopted certain provisions of FASB ASC Topic 855, “Subsequent Events,” which were originally issued in May 2009.  This topic requires evaluation of subsequent events through the date that the financial statements are issued or are available to be issued.  FASB ASC Topic 855 sets forth the period under which the reporting entity should evaluate the subsequent events to be recognized or disclosed, the circumstances under which the reporting entity should recognize the events or transactions that occur after the balance sheets date, and the disclosures that the reporting entity should make about the subsequent events.  This guidance is effective for interim reporting periods ending after June 15, 2009.

In February 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-09 “Subsequent Events (Topic 855)-Amendments to Certain Recognition and Disclosure Requirements” which removes the requirement for U.S. Securities and Exchange Commission filers to disclose the date through which subsequent events have been evaluated.  ASU No. 2010-09 is effective upon issuance.  Events that have occurred subsequent to December 31, 2009 have been evaluated by the Variable Account’s management in accordance with ASU No. 2010-09.

The Variable Account has adopted certain provisions of FASB ASC Topic 820, “Fair Value Measurements”, which were originally issued in April 2009.  This issuance provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased in relation to normal market activity for the asset or liability, as well as guidance on identifying circumstances that indicate a transaction is not orderly.  FASB ASC Topic 820 also requires annual and interim disclosure of the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any during the period, and definitions of each major category for equity and debt securities, as described in FASB ASC Topic 320, “Investments- Debt and Equity Securities”.  The Variable Account adopted the above-noted aspects of FASB ASC Topic 820 on April 1, 2009; such adoption did not have a material impact on the Variable Account’s financial statements.

Accounting Pronouncements Not Yet Adopted
In August 2009, the FASB issued ASU No. 2009-05, “Fair Value Measurements and Disclosures (Topic 820) – Measuring Liabilities at Fair Value.”  This update will amend FASB ASC Topic 820 and provides clarification regarding the valuation techniques required to be used to measure the fair value of liabilities where quoted prices in active markets for identical liabilities are not available.  In addition, this update clarifies that when estimating the fair value of a liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of the liability.  The guidance provided in ASU No. 2009-05 is effective for the first reporting period, including interim periods, beginning after issuance.  The Variable Account will adopt this guidance on January 1, 2010.  The Sponsor does not expect the adoption of this guidance to have a material impact on the Variable Account’s financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

In January 2010, the FASB issued ASU 2010-06 “Fair Value Measurement and Disclosures (Topic 820)-Improving Disclosure about Fair Value Measurements,” which provides amendments to FASB ASC Topic 820 that will provide more robust disclosures about the following:

➢ The different classes of assets and liabilities measured at fair value;
➢ The valuation techniques and inputs used;
➢ The transfers between Levels 1, 2, and 3; and
➢ The activity in Level 3 fair value measurements.

Certain new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 31, 2009.  Disclosures about purchases, sales, issuances and settlements in the roll-forward of activities in Level 3 are effective for fiscal years beginning after December 15, 2010.  The Variable Account adopted this guidance on January 1, 2010, and will include the new disclosures prospectively, as required.

3. RELATED PARTY TRANSACTIONS

Massachusetts Financial Services Company and Sun Capital Advisers LLC, affiliates of the Sponsor, are investment advisers to the Funds and charge a management fees at an annual rate ranging from 0.33% to 1.05% and 0.50 to 1.05% of the Funds’ average daily net assets, respectively.

4. CONTRACT CHARGES

Mortality and expense risk charges
Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted at the monthly anniversary date from the contract owner’s account to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor.  For Futurity Accumulator II, Futurity Protector II, Sun Executive VUL, Sun Prime VUL, Futurity Survivorship II VUL, and Sun Prime Survivorship contracts, as of December 31, 2009 the maximum deduction is at an effective annual rate of 0.60%.  For Sun Protector VUL, as of December 31, 2009 the maximum deduction is an effective annual rate of 0.75%.

Charges for Life Insurance Protection
On the monthly anniversary of the contract, the cost of insurance is deducted from each Sub-Account through a redemption of units to cover the anticipated cost of providing life insurance.  The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of the insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 Commissioner’s Standard Ordinary Smoker and Nonsmoker Mortality Tables.

Administration charges
Each month on the account anniversary, an account administration fee (“Account Fee”) of is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses.  For the Single Life Products, the Account Fee is deducted in all policy years, as well as a monthly charge based on the specified face amount is deducted in the first ten policy years, and for the first ten policy years following the effective date of each specified face amount increase.  For the Survivorship Product, the Account Fee is deducted for the first ten policy years, and for the first ten policy years following the effective date of each specified face amount increase.  The charge is based on the specified face amount or increase thereof, times a rate determined by the age, sex and rating class of each insured.  As of December 31, 2009, the Account Fee is $8 for Futurity Accumulator II, Futurity Protector II, Futurity Survivorship II VUL, Sun Prime VUL and Sun Prime Survivorship, and $10 for Sun Protector VUL and Sun Executive VUL.

4. CONTRACT CHARGES (CONTINUED)

Surrender charges
A surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase.  The surrender charge is based on certain factors, including the specified face amount, the insured’s age, sex and rating class. For the Survivorship Product, the surrender charge period will generally end after 15 policy years from the date of policy issue, or 15 policy years from the effective date of each specified face amount increase.  For the Futurity Protector II and Futurity Accumulator II products, the surrender charge applies to the first 12 and nine years respectively, from the date of policy issuance, or the respective policy years from the effective date of each specified face amount increase.  Surrender charges are deducted and retained by the Sponsor.   These charges are reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statement of Changes in Net Assets for each Sub-Account.

Premium Taxes
A deduction, when applicable, is made for premium taxes or similar state or local taxes.  It is currently the policy of the Sponsor to deduct the taxes from the premium payment.

	Purchases	Sales
AI4	$5,445	$1,895
AL4	1,695	5,075
AN3	9,170	4,143
9XX	2,759	102
DGO	436	571
DMC	9,064	4,485
SCV	1,441	1,829
SSC	7,541	4,893
FL6	105,311	45,391
FL8	463	2,853
FIS	473	236
FL4	16,774	7,269
FL5	245,656	330,269
FL7	202,612	84,433
SGI	2,253	1,477
FTI	15,139	6,714
FTG	249	121
GS8	1	11
GS3	5,326	2,839
LA1	459	8,973
LA2	685	18,522
MIT	251	110
EM1	2,241	1,420
GSS	93,279	39,174
HYS	59,257	24,392
MIS	1,015	315
NWD	495	108
RI1	348	173

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

5.  INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
TRS	$4,444	$746
UTS	1,272	1,069
MVS	75,531	34,687
OCF	508	349
OCA	4,802	3,103
PMB	52,526	23,656
PHY	113	14,947
PLD	2,711	187,716
PRR	92,075	37,778
PTR	18,671	8,383
116	2,508	1,563
SC7	475	2,008
117	2,268	1,415
SGC	24,423	2,519
SDC	206,588	14,696
SLC	15,326	1,633
SCB	41,844	18,487
SPC	21,194	4,400
114	809	401
SC5	7,090	5,751
SC3	6,716	3,009
SC2	5,477	4,019
SC1	78,978	1,023
TBC	7,587	4,332
VKU	4,849	3,147
VGI	355	167

6. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2009 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AI4	366	(135)	231
AL4	158	(455)	(297)
AN3	1,155	(690)	465
9XX	238	(9)	229
DGO	55	(72)	(17)
DMC	1,177	(724)	453
SCV	111	(190)	(79)
SSC	817	(715)	102
FL6	5,043	(683)	4,360
FL8	73	(432)	(359)
FIS	30	-	30
FL4	1,978	(1,291)	687

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

6. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net (Decrease) Increase
FL5	437	(7,326)	(6,889)
FL7	11,998	(1,983)	10,015
SGI	212	(140)	72
FTI	981	(721)	260
FTG	12	(6)	6
GS8	-	(1)	(1)
GS3	725	(466)	259
LA1	68	(1,251)	(1,183)
LA2	89	(2,417)	(2,328)
MIT	31	(15)	16
EM1	215	(137)	78
GSS	3,774	(380)	3,394
HYS	2,822	(628)	2,194
MIS	140	(47)	93
NWD	52	(11)	41
RI1	24	-	24
TRS	342	(62)	280
UTS	192	(172)	20
MVS	3,889	(635)	3,254
OCF	77	(61)	16
OCA	536	(347)	189
PMB	1,421	(471)	950
PHY	-	(1,157)	(1,157)
PLD	239	(16,918)	(16,679)
PRR	3,983	(325)	3,658
PTR	811	(587)	224
116	220	(135)	85
SC7	39	(215)	(176)
117	210	(133)	77
SGC	4,016	(409)	3,607
SDC	19,465	(1,457)	18,008
SLC	2,598	(321)	2,277
SCB	2,216	(292)	1,924
SPC	2,270	(394)	1,876
114	35	-	35
SC5	1,135	(927)	208
SC3	442	(279)	163
SC2	909	(861)	48
SC1	7,949	(205)	7,744

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

6. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase
TBC	1,062	(687)	375
VKU	463	(304)	159
VGI	31	(16)	15

7.  FAIR VALUE MEASUREMENTS

The following section applies the FASB ASC Topic 820 fair value hierarchy and disclosure requirements to the Variable Account’s financial instruments that are carried at fair value. FASB ASC Topic 820 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. FASB ASC Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

In compliance with FASB ASC Topic 820, the Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above.  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

In compliance with FASB ASC Topic 820, the Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above.  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

As of December 31, 2009, the Funds of the Variable Account are identical to public mutual funds, but are only available to the contract holders of the Variable Account.  The inputs used to price the Funds are observable and are identical to mutual funds readily tradable in public markets and represent Level 1 assets under the FASB ASC Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account.

On April 1, 2009, the FASB issued additional guidance on estimating fair value, when the volume and level of activity for the asset or liability have significantly decreased, as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The Variable Account reviewed its pricing sources and methodologies and has concluded that its various pricing sources and methodologies are in compliance with this guidance, which is now a part of FASB ASC Topic 820.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

7.  FAIR VALUE MEASUREMENTS (CONTINUED)

Fair Value Hierarchy

The following table presents the Variable Account's categories for its assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Assets
Investment in the Funds	$ 2,294,559	$ -	$ -	$ 2,294,559
Total assets measured at fair
value on a recurring basis	$ 2,294,559	$ -	$ -	$ 2,294,559

8. FINANCIAL HIGHLIGHTS

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2
AI4
2009	2,307	$ 7.7075	to	$ 16.0202	$ 36,767	1.66%	(22.92)%	to	35.24%
2008	2,076	11.8456			24,593	0.55	(40.38)
2007	2,099	19.8683			41,700	0.84	14.71
2006	15	17.3200			259	0.96	28.23
2005	17	13.5100			233	1.96	19.99
AL4
2009	3,502	12.6660			44,358	-	51.70
2008	3,799	8.3491			31,719	0.16	(58.36)
2007	3,826	20.0484			76,702	-	31.55
2006	1,893	15.2400			28,853	-	10.14
2005	1,952	13.8400			27,011	-	7.56
AN3
2009	5,556	9.4418			52,460	3.62	20.35
2008	5,091	7.8453			39,942	1.68	(40.69)
2007	4,624	13.2284			61,174	1.17	4.82
2006	4,178	12.6153			52,702	1.16	16.98
2005	3,206	10.7800			34,569	1.20	4.60
9XX
20093	229	11.8099			2,705	1.39	18.10
DGO
2009	991	14.4372			14,311	-	45.41
2008	1,008	9.9289			10,008	-	(40.55)
20074	1,046	16.7006			17,476	-	(1.88)
DMC
2009	6,148	11.6526			71,643	1.41	35.51
2008	5,695	8.5992			48,969	0.92	(40.42)
2007	4,910	14.4327			70,861	0.39	1.50
2006	4,600	14.2197			65,407	-	0.08
2005	3,276	13.2000			43,219	0.03	9.17

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

8. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For the year ended December 31
				Investment
		Unit Value	Net	Income	Total Return
	Units	lowest to highest	Assets	Ratio1	lowest to highest2
SCV
2009	1,896	$ 14.9638	$ 28,377	1.92%	29.70%
2008	1,975	11.5368	22,782	1.83	(33.42)
2007	2,318	17.3273	40,169	0.96	3.08
2006	2,273	16.8134	38,220	0.76	25.06
2005	2,226	13.4400	29,927	-	12.82
SSC
2009	1,568	18.0024	28,226	1.50	26.27
2008	1,466	14.2570	20,896	1.27	(34.33)
2007	1,287	21.7084	27,944	0.58	(2.17)
2006	1,115	22.1874	24,749	0.35	17.19
2005	818	18.9300	15,500	0.40	3.99
FL6
2009	8,379	14.8682	124,581	1.91	35.66
2008	4,019	10.9595	44,044	1.70	(42.61)
2007	1,813	19.0976	34,619	0.88	17.52
2006	1,736	16.2522	28,221	1.30	11.59
2005	216	14.5600	3,151	-	17.56
FL8
2009	3,541	7.7999	27,626	0.34	28.15
2008	3,900	6.0866	23,739	0.73	(47.23)
2007	4,067	11.5349	46,916	0.61	26.90
2006	4,231	9.0919	38,470	0.28	6.73
2005	4,393	8.5200	37,423	-	5.67
FIS
20095	30	7.7507	236	3.35	(22.49)
FL4
2009	11,942	9.8400	117,511	2.59	26.48
2008	11,255	7.7796	87,563	2.40	(37.07)
2007	9,366	12.3616	115,773	3.45	5.38
2006	8,794	11.7349	103,201	1.49	15.61
2005	6,780	10.1500	68,809	0.98	4.71
FL5
2009	5,239	12.4036	64,898	0.66	0.62
2008	12,128	12.3273	149,511	2.90	2.92
2007	14,269	11.9776	170,883	4.95	5.07
2006	12,875	11.3954	146,713	4.60	4.77
2005	12,416	10.8800	135,045	3.37	2.93
FL7
2009	22,073	12.2366	270,103	2.89	26.44
2008	12,058	9.6779	116,696	3.63	(43.86)
2007	8,081	17.2402	139,315	3.16	17.20
2006	7,753	14.7092	114,046	0.74	17.95
2005	6,542	12.4700	81,585	0.24	18.97

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

8. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For the year ended December 31
				Investment
		Unit Value	Net	Income	Total Return
	Units	lowest to highest	Assets	Ratio1	lowest to highest2
SGI
20096	72	$ 11.1157	$ 798	0.58%	11.16%
FTI
2009	4,799	20.7486	99,566	3.05	37.04
2008	4,539	15.1403	68,719	2.37	(40.38)
2007	4,333	25.3936	110,022	1.97	15.48
2006	3,969	21.9940	87,292	1.24	21.44
2005	3,384	18.1100	61,287	0.72	10.17
FTG
2009	29	16.7253	479	2.99	31.10
20087	23	12.7573	294	1.68	(40.55)
GS8
2009	4	13.6591	53	2.10	33.15
2008	5	10.2582	50	0.79	(37.05)
2007	8	16.2960	128	0.65	3.20
2006	11	15.7901	180	0.90	16.16
2005	11	13.5900	144	1.43	14.93
GS3
2009	4,682	9.1889	43,024	2.20	21.15
2008	4,423	7.5850	33,548	1.66	(37.00)
2007	4,140	12.0395	49,846	1.13	(1.64)
20068	3,887	12.2387	47,571	1.09	12.89
2005	4,012	10.8400	43,499	1.65	14.34
LA1
20099	-	-	-	-	(22.29)
2008	1,183	9.3043	11,003	1.64	(36.42)
2007	740	14.6341	10,831	1.68	3.42
200610	196	14.1477	2,771	1.52	10.67
LA2
200911	-	-	-	-	(14.46)
2008	2,328	8.9738	20,895	1.19	(39.36)
2007	2,538	14.7973	37,562	0.47	0.59
2006	2,240	14.7119	32,953	0.53	12.23
2005	2,214	13.1100	29,021	0.92	14.09
MIT
2009	74	10.0037	742	2.43	25.26
2008	58	7.9865	460	1.55	(34.95)
2007	43	12.2773	528	1.27	5.93
2006	25	11.5879	290	0.92	13.30
2005	20	10.2300	203	1.33	12.65
EM1
20093	78	11.6610	901	-	16.61

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

8. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For the year ended December 31
				Investment
		Unit Value	Net	Income	Total Return
	Units	lowest to highest	Assets	Ratio1	lowest to highest2
GSS
2009	5,272	$ 15.7297	$ 82,933	3.05%	4.49%
2008	1,878	15.0533	28,269	5.29	8.55
2007	1,606	13.8681	22,270	4.72	7.17
2006	1,286	12.9393	16,638	4.77	3.68
2005	1,139	12.4800	14,215	4.58	2.30
HYS
2009	6,757	16.1108	108,868	8.10	50.36
2008	4,563	10.7151	48,888	9.00	(29.66)
2007	4,238	15.2339	64,570	7.24	1.90
2006	4,107	14.9459	61,391	7.91	10.39
2005	4,010	13.5400	54,292	4.94	2.19
MIS
2009	1,162	8.9034	10,348	0.84	40.14
2008	1,069	6.3533	6,791	0.24	(37.22)
200712	176	10.1192	1,776	-	(0.89)
NWD
2009	65	10.6921	695	-	62.96
2008	24	6.5611	160	-	(39.57)
2007	14	10.8576	153	-	2.53
200610	6	10.5867	64	-	9.29
RI1
200913	24	7.3750	175	-	(26.25)
TRS
2009	1,048	13.3889	14,035	3.21	18.09
2008	768	11.3378	8,708	2.23	(21.55)
2007	375	14.4521	5,419	0.21	4.35
200610	4	13.8535	61	-	10.18
UTS
2009	133	17.2354	2,293	3.93	33.37
2008	113	12.9227	1,458	1.38	(37.06)
2007	52	20.5326	1,064	0.82	28.57
2006	17	15.9689	272	2.93	32.28
2005	12	12.0700	144	1.25	17.82
MVS
2009	8,361	13.1113	109,628	1.49	20.49
2008	5,107	10.8813	55,571	1.80	(32.64)
2007	3,883	16.1546	62,723	1.55	7.91
2006	3,914	14.9684	58,587	1.48	20.96
2005	3,968	12.3800	49,108	0.15	6.05
OCF
2009	568	11.5134	6,534	0.30	44.52
2008	552	7.9668	4,394	0.16	(45.52)
2007	306	14.6226	4,477	0.03	14.15
2006	30	12.8101	388	0.26	7.95
2005	24	11.8700	280	-	11.33

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

8. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For the year ended December 31
				Investment
		Unit Value	Net	Income	Total Return
	Units	lowest to highest	Assets	Ratio1	lowest to highest2
OCA
20095	189	$ 9.7663	$ 1,832	-%	(2.34)%
PMB
2009	6,140	24.6192	151,078	6.02	30.59
2008	5,190	18.8526	97,850	6.50	(14.60)
2007	5,046	22.0744	111,348	5.88	5.82
2006	3,211	20.8600	66,977	5.34	9.28
2005	2,913	19.0900	55,597	5.43	10.78
PHY
200914	-	-	-	0.74	(39.02)
2008	1,157	13.1646	15,237	7.85	(23.54)
2007	1,130	17.2179	19,449	7.70	3.54
2006	22	16.6338	361	6.66	9.10
2005	15	15.2500	228	6.70	4.13
PLD
200915	-	-	-	0.39	0.76
2008	16,679	11.2923	188,341	4.09	(0.42)
2007	16,560	11.3395	187,744	4.76	7.38
2006	15,264	10.5606	161,199	4.22	3.98
2005	13,585	10.1600	137,972	3.17	1.01
PRR
2009	4,776	15.0218	71,700	3.28	18.39
2008	1,118	12.6880	14,182	3.51	(7.05)
2007	370	13.6509	5,046	4.65	10.62
2006	39	12.3350	483	4.19	0.72
2005	21	12.2500	262	3.02	0.84
PTR
2009	5,613	15.6274	87,549	5.21	14.07
2008	5,389	13.6996	73,832	4.47	4.80
2007	4,824	13.0720	63,031	4.81	8.75
2006	4,561	12.0190	54,820	4.44	3.85
2005	3,924	11.5700	45,413	3.94	2.45
116
20093	85	11.1801	952	-	11.80
SC7
2009	2,606	11.6536	30,369	0.43	29.39
2008	2,782	9.0064	25,058	0.80	(37.81)
2007	2,935	14.4812	42,506	0.59	4.26
2006	2,574	13.8930	35,761	0.72	14.77
2005	2,659	12.1100	32,189	1.51	7.00
117
20093	77	11.2676	866	0.56	12.68

-  -

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

8. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2
SGC
200911	3,607	$ 8.1685			$ 29,467	1.24%	(18.31)%
SDC
200915	18,008	10.6286	to	10.7722	193,973	1.93	3.78	to	6.29
SLC
20099	2,277	7.9975			18,211	0.67	(20.03)
SCB
2009	2,884	13.4002			38,642	0.07	36.77
2008	960	9.7980			9,402	0.24	(37.99)
2007	258	15.8003			4,084	-	(1.43)
2006	18	16.0313			292	-	13.60
2005	11	14.1100			159	-	4.33
SPC
200914	1,876	10.6827	to	11.2375	20,071	7.93	6.83	to	12.38
114
20093	35	11.2948			400	-	12.95
SC5
2009	3,141	9.5532	to	15.9871	49,235	0.03	(4.47)	to	30.07
2008	2,933	12.2907			36,051	0.17	(35.14)
2007	2,936	18.9491			55,645	1.38	15.40
2006	1,943	16.4196			31,909	-	11.30
2005	1,849	14.7500			27,283	0.19	9.71
SC3
2009	2,304	19.9939			46,063	4.00	30.09
2008	2,141	15.3698			32,902	2.43	(44.73)
2007	2,120	27.8070			58,942	1.49	(13.13)
2006	2,067	32.0107			66,155	1.66	38.96
2005	1,996	23.0400			45,971	2.54	9.67
SC2
2009	1,965	10.6407	to	15.0502	29,092	4.56	6.41	to	21.05
2008	1,917	12.4335			23,832	5.66	(12.50)
2007	1,901	14.2092			27,008	5.14	3.79
2006	1,837	13.6942			25,159	5.15	5.41
2005	1,919	12.9900			24,936	4.99	0.33
SC1
200916	7,744	10.0667			77,955	0.04	0.67
TBC
2009	6,412	12.4201			79,639	-	42.18
2008	6,037	8.7353			52,735	0.11	(42.51)
2007	5,417	15.1935			82,297	0.52	12.71
2006	3,811	13.4763			51,353	0.34	9.67
2005	2,782	12.2900			34,187	0.18	5.94

-  -

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

8. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For the year ended December 31
				Investment
		Unit Value	Net	Income	Total Return
	Units	lowest to highest	Assets	Ratio1	lowest to highest2
VKU
200917	159	$ 11.3333	$ 1,804	3.07%	13.33%
VGI
2009	61	12.8977	787	4.35	24.37
2008	46	10.3707	480	1.64	(42.51)
2007	31	15.2588	479	0.99	2.82
2006	16	14.8432	238	0.58	16.23
2005	10	12.7700	122	-	12.21

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

2 Ratio represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented.

3 Commencement of operations was October 6, 2008; first activity in 2009.

4 For the period May 1, 2007 (commencement of operations) through December 31, 2007.

5 Commencement of operations was November 3, 2008; first activity in 2009.

6 Commencement of operations was March 5, 2007; first activity in 2009.

7 For the period January 7, 2008 (commencement of operations) through December 31, 2008.

8 Effective May 1, 2006, GS3 Sub-Account is closed to new premiums or transfers.

9 Effective February 23, 2009, LA1 Sub-Account merged with SLC Sub-Account.

10 For the period May 2006 (commencement of operations) through December 31, 2006.

11 Effective February 23, 2009, LA2 Sub-Account merged with SGC Sub-Account.

12 For the period May 1, 2007 (commencement of operations) through December 31, 2007.

13 Commencement of operations was March 10, 2008; first activity in 2009.

14 Effective February 23, 2009, PHY Sub-Account merged with SPC Sub-Account.

15 Effective February 23, 2009, PLD Sub-Account merged with SDC Sub-Account.

16 For the period April 27, 2009 (commencement of operations) through December 31, 2009.

17 Commencement was March 10, 2008; first activity in 2009.

-  -

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, is not treated as a life insurance contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified.  The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.  The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

-  -

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit/Nominating Committee of the Board of Directors and Stockholder of
Sun Life Insurance and Annuity Company of New York
Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Insurance and Annuity Company of New York and subsidiary (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009.  These financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York and subsidiary as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting and reporting for other-than-temporary impairments in 2009.  As discussed in Note 5 to the consolidated financial statements, the Company changed its method of accounting and reporting for the fair value measurement of certain assets and liabilities in 2008.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 26, 2010

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF OPERATIONS
(in thousands)
For the Years Ended December 31,

	2009	2008	2007
Revenues

Premiums and annuity considerations	$119,872	$111,071	$90,882
Net investment income (loss) (1) (Note 7)	233,216	(112,508)	94,309
Net income (loss) on embedded derivatives (2) (Note 4)	22,698	(32,059)	(3,967)
Net realized investment (losses) gains, excluding impairment losses on available-for-sale securities (Note 6)	(2,815)	340	1,336
Other-than-temporary impairment losses (3) (Note 4)	(181)	(11,326)	(4,823)
Fee and other income	5,103	9,681	26,648

Total revenues	377,893	(34,801)	204,385

Benefits and Expenses

Interest credited	47,855	45,129	51,390
Policyowner benefits	78,231	80,789	69,309
Amortization of deferred policy acquisition costs, and value of business and customer renewals acquired (4)	107,532	(82,218)	19,921
Goodwill impairment	-	37,788	-
Other operating expenses	43,113	44,841	36,417

Total benefits and expenses	276,731	126,329	177,037

Income (loss) before income tax expense (benefit)	101,162	(161,130)	27,348

Income tax expense (benefit) (Note 11)	29,650	(40,128)	8,941

Net income (loss)	$71,512	$(121,002)	$18,407

(1)
Net investment income (loss) includes an increase (decrease) in market value of trading fixed maturity securities of $173.4 million and $(154.9) million for the years ended December 31, 2009 and 2008, respectively.

(2)
Net loss on embedded derivatives for the year ended December 31, 2008 includes $0.4 million of income related to the Company’s adoption of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures,” which is further discussed in Note 5.

(3)
The $0.2 million other-than-temporary impairment (“OTTI”) losses for the year ended December 31, 2009 represents solely credit losses.  The Company incurred no non-credit OTTI losses during the year ended December 31, 2009 and as such no non-credit OTTI losses were recognized in other comprehensive income for the year.

(4)
Amortization of deferred policy acquisition costs and value of business and customer renewals acquired for the year ended December 31, 2008 includes $0.2 million of expenses related to the Company’s adoption of FASB ASC Topic 820, which is further discussed in Note 5.

The accompanying notes are an integral part of the consolidated financial statements.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

	December 31, 2009	December 31, 2008
ASSETS

Investments:
Available-for-sale fixed maturity securities, at fair value (amortized cost of $168,833 and $178,800 in 2009 and 2008, respectively) (Note 4)	$164,158	$148,124
Trading fixed maturity securities, at fair value (amortized cost of $1,410,775 and $1,166,643 in 2009 and 2008, respectively) (Note 4)	1,406,327	988,809
Mortgage loans (Note 4)	161,498	171,889
Short-term investments (Note 1)	58,991	115,969
Policy loans	270	156
Other invested assets	542	4,529
Cash and cash equivalents	175,322	261,989

Total investments and cash	1,967,108	1,691,465

Accrued investment income	17,051	15,226
Deferred policy acquisition costs (Note 14)	183,966	233,401
Value of business and customer renewals acquired (Note 15)	5,766	10,742
Income and premium taxes receivable	17,829	27,182
Net deferred tax asset (Note 11)	5,830	22,627
Goodwill and other intangible asset	13,997	14,321
Receivable for investments sold	642	430
Reinsurance receivable	117,460	82,976
Other assets	44,745	13,813
Separate account assets	989,939	690,524

Total assets	$3,364,333	$2,802,707

LIABILITIES

Contractholder deposit funds and other policy liabilities	$1,605,038	$1,348,109
Future contract and policy benefits	99,255	93,975
Payable for investments purchased	577	150,160
Accrued expenses	10,313	5,857
Reinsurance payable	190,863	140,832
Other liabilities	48,608	44,597
Separate account liabilities	989,939	690,524

Total liabilities	2,944,593	2,474,054

Commitments and contingencies (Note 20)

STOCKHOLDER’S EQUITY

Common stock, $350 par value – 6,001 shares authorized;
6,001 shares issued and outstanding in 2009 and 2008	2,100	2,100
Additional paid-in capital	389,963	389,963
Accumulated other comprehensive loss (Note 19)	(3,039)	(20,008)
Retained earnings (accumulated deficit)	30,716	(43,402)
	,
Total stockholder’s equity	419,740	328,653

Total liabilities and stockholder’s equity	$3,364,333	$2,802,707

The accompanying notes are an integral part of the consolidated financial statements.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)
For the Years Ended December 31,

	2009	2008	2007

Net income (loss)	$71,512	$(121,002)	$18,407
Other comprehensive income (loss)
Change in unrealized holding gains (losses) on available-for-sale
securities, net of tax and policyholder amounts (1)	19,443	(22,820)	(12,676)
Reclassification adjustments of net realized investment losses
(gains) into net income (loss) (2)	132	7,306	(680)
Other comprehensive income (loss)	19,575	(15,514)	(13,356)

Comprehensive income (loss)	$91,087	$(136,516)	$5,051

(1)	Net of tax expense (benefit) of $10.5 million, $(12.3) million and $(6.8) million for the years ended December 31, 2009, 2008 and 2007, respectively.
(2)	Net of tax (benefit) expense of $(0.1) million, $(3.9) million and $0.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The accompanying notes are an integral part of the consolidated financial statements.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY
(in thousands)
For the Years Ended December 31,

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) (1)	Retained Earnings (Accumulated Deficit)	Total Stockholder’s Equity

Balance at December 31, 2006	$2,100	$239,963	$1,432	$66,661	$310,156

Cumulative effect of accounting change related to the adoption of FASB ASC Topic 740, net of tax (2)	-	-	-	(38)	(38)
Net income	-	-	-	18,407	18,407
Other comprehensive loss	-	-	(13,356)	-	(13,356)

Balance at December 31, 2007	2,100	239,963	(11,924)	85,030	315,169

Cumulative effect of accounting change related to the adoption of FASB ASC Topic 825, net of tax (3)	-	-	7,430	(7,430)	-
Net loss	-	-	-	(121,002)	(121,002)
Capital contribution	-	150,000	-	-	150,000
Other comprehensive loss	-	-	(15,514)	-	(15,514)

Balance at December 31, 2008	2,100	389,963	(20,008)	(43,402)	328,653

Cumulative effect of accounting change related to the adoption of FASB ASC Topic 320, net of tax (4)	-	-	(2,606)	2,606	-
Net income	-	-	-	71,512	71,512
Other comprehensive income	-	-	19,575	-	19,575

Balance at December 31, 2009	$2,100	$389,963	$(3,039)	$30,716	$419,740

(1)	As of December 31, 2009, the total amount of after tax non-credit OTTI losses recorded in the Company’s accumulated other comprehensive loss was $2.6 million.
(2)	FASB ASC Topic 740, “Income Taxes.”
(3)	FASB ASC Topic 825, “Financial Instruments.”
(4)	FASB ASC Topic 320, “Investments-Debt and Equity Securities.”

The accompanying notes are an integral part of the consolidated financial statements.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the Years Ended December 31,

	2009	2008	2007
Cash Flows From Operating Activities:
Net income (loss)	$71,512	$(121,002)	$18,407
Adjustments to reconcile net income (loss) to net cash
(used in) provided by operating activities:
Net amortization of premiums on investments	(605)	2,663	1,782
Amortization of deferred policy acquisition costs, and value of business and customer renewals acquired	107,532	(82,218)	19,921
Depreciation and amortization	337	311	164
Net (gain) loss on embedded derivatives	(22,698)	32,059	3,967
Net realized investment losses and OTTI credit losses on available-for-sale securities	2,996	10,986	3,487
Changes in fair value of trading investments	(173,389)	154,926	-
Net realized losses on trading investments	9,867	30,622	-
Interest credited to contractholder deposits	47,855	45,129	51,390
Goodwill impairment	-	37,788	-
Deferred federal income taxes	6,256	(15,318)	290
Changes in assets and liabilities:
Additions to deferred policy acquisitions costs, and value of business and customer renewals acquired	(45,645)	(27,648)	(56,650)
Accrued investment income	(1,825)	19	(120)
Net change in reinsurance receivable/payable	19,060	66,699	59
Future contract and policy benefits	5,280	898	39,436
Other, net	(153,878)	120,090	7,330

Net cash (used in) provided by operating activities	(127,345)	256,004	89,463

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturity securities	21,303	6,440	337,825
Trading fixed maturity securities	333,236	194,980	-
Mortgage loans	12,456	15,202	40,526
Other invested assets	1,587	64,482	24
Purchases of:
Available-for-sale fixed maturity securities	(4,515)	(14,027)	(205,932)
Trading fixed maturity securities	(587,134)	(258,714)	-
Mortgage loans	(4,875)	(16,650)	(49,460)
Other invested assets	-	-	(3,231)
Net change in other investments	(4,922)	(64,154)	3,231
Net change in policy loans	(114)	(38)	21
Net change in short-term investments	56,978	(115,969)	-

Net cash (used in) provided by investing activities	$(176,000)	$(188,448)	$123,004

Continued on next page

The accompanying notes are an integral part of the consolidated financial statements.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF CASH FLOWS (continued)
(in thousands)
For the Years Ended December 31,

	2009	2008	2007

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$473,137	$330,909	$180,702
Withdrawals from contractholder deposit funds	(252,351)	(348,243)	(388,199)
Capital contribution from Sun Life U.S.	-	150,000	-
Other, net	(4,108)	(4,134)	6,700

Net cash provided by (used in) financing activities	216,678	128,532	(200,797)

Net change in cash and cash equivalents	(86,667)	196,088	11,670

Cash and cash equivalents, beginning of year	261,989	65,901	54,231

Cash and cash equivalents, end of year	$175,322	$261,989	$65,901

Supplemental Cash Flow Information
Income taxes paid	$14,360	$20,018	$67
Interest paid	$-	$-	$-

The accompanying notes are an integral part of the consolidated financial statements.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

general

Sun Life Insurance and Annuity Company of New York (the “Company”) engages in the sale of individual and group fixed and variable annuities, individual and group life insurance, group disability, group dental and group stop loss insurance in the State of New York.  These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax-qualified and non-tax-qualified markets.

The Company is a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life U.S.”).  Sun Life U.S. is a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. (“SLC - U.S. Ops Holdings”), which in turn is owned by Sun Life Financial Inc. (“SLF”), a reporting company under the Securities Exchange Act of 1934.  Accordingly, the Company is an indirect wholly-owned subsidiary of SLF.  SLF and its subsidiaries are collectively referred to herein as “Sun Life Financial.”

basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for stock life insurance companies.

The Company's fixed and variable annuity contracts contain a fixed investment option, where interest is paid at a guaranteed rate for a specified period of time, and withdrawals made before the end of the specified period may be subject to a market value adjustment that can increase or decrease the amount of the withdrawal proceeds (the “fixed investment option period”).  These contracts had obligated the Company to file annual, quarterly, and current reports with the U.S. Securities and Exchange Commission (“SEC”) on Form 10-K, Form 10-Q, and Form 8-K.  Effective September 27, 2007, Sun Life U.S. provided a full and unconditional guarantee (the “guarantee”) of the Company's obligation related to its contracts’ fixed investment option period for policies currently in-force or sold on or after that date.  The guarantee relieved the Company of its obligation to file annual, quarterly, and current reports with the SEC.

The consolidated financial statements include the accounts of the Company and its subsidiary.  In 2006, the Company organized a subsidiary, SLNY Private Placement Investment Company I, LLC, to serve as an unregistered variable investment trust in support of the Company's private placement variable universal life and variable annuity business activities.  This trust remains inactive as of December 31, 2009.

Since the Company’s subsidiary remains inactive, no transactions and balances between the Company and its subsidiary were required to be eliminated in the preparation of these consolidated financial statements.

use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  The most significant estimates are those used in determining the fair value of financial instruments, goodwill, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), value of customer renewals acquired (“VOCRA”), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, allowance for loan losses, and valuation allowance on deferred tax assets.  Actual results could differ from those estimates.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2009, 2008 and 2007
(in thousands)

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

financial instruments

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, fixed maturity securities, mortgage loans and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  The Company monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

cash, cash equivalents and short-term investments

Cash, cash equivalents and short-term investments are highly liquid investments.  Cash equivalents have an original term to maturity of less than three months, while short-term investments have an original term of maturity exceeding three months but less than one year on the date of acquisition.  Cash equivalents and short-term investments are carried at amortized cost, which approximates fair value.

Immaterial Restatement

Subsequent to the issuance of the Company’s 2008 financial statements, the Company’s management determined certain investments with maturities at the date of purchase of greater than three months but less than one year were improperly classified as cash and cash equivalents.  As a result, the consolidated balance sheet as of December 31, 2008 has been restated to reclassify $115,969 from cash and cash equivalents to short term investments.  In addition, the consolidated statement of cash flows for the year ended December 31, 2008 has been restated as follows:

	As Previously Reported	Adjustment	As Restated
Net change in short-term investments	$-	$(115,969)	$(115,969)
Net cash (used in ) provided by investing activities	$(72,479)	$(115,969)	$(188,448)

Net change in cash and cash equivalents	$312,057	$(115,969)	$196,088
Cash and cash equivalents, end of year	$377,958	$(115,969)	$261,989

The effects of these corrections have also been reflected in the accompanying Notes where applicable.  The Company determined that these errors were not material to its previously issued consolidated financial statements.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

investments

Fixed Maturity Securities

The Company accounts for its investments in accordance with FASB ASC Topic 320.  At the time of purchase, fixed maturity securities are classified as either trading or available-for-sale.  Securities, for which the Company has elected to measure at fair value under FASB ASC Topic 825, are classified as trading securities.  Although classified as trading securities, the Company’s intent is to not sell these securities in the near term.  Trading securities are carried at aggregate fair value with changes in market value reported as a component of net investment income.  Securities that do not meet the trading criterion are classified as available-for-sale.  Included with available-for-sale fixed maturity securities are forward purchase commitments on mortgage backed securities, better known as To Be Announced (“TBA”) securities.  The Company records TBA purchases on the trade date and the corresponding payable is recorded as an outstanding liability in payable for investments purchased until the settlement date of the transaction.  Available-for-sale securities that are not considered other-than-temporarily impaired are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

The Company determines the fair value of its publicly traded fixed maturity securities using three primary pricing methods: third-party pricing services, independent non-binding broker quotes, and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining two methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.  The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and asset-backed securities (“ABS”), are priced using a fair value model or independent broker quotations.  CMBS securities are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  CMOs and ABS are priced using models or independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, CMBS, RMBS, and CMOs.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately placed fixed maturity securities, fair values are estimated using models, which take into account credit spreads for publicly traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately placed fixed maturity securities are also priced using market prices or broker quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The Company’s ability to liquidate positions in privately placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

investments (continued)

Fixed Maturity Securities (continued)

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including estimates and assumptions, a market participant would utilize.  The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value.  The process is both quantitative and qualitative and includes back testing of recent trades, review of key assumptions such as spreads, duration, credit rating, and on-going review of third-party pricing services methodologies.  The Company performs further testing on those securities whose prices do not fall within a pre-established tolerance range.  This testing includes looking at specific market events that may affect pricing or obtaining additional information or new prices from the third-party pricing service.  Additionally, the Company makes a selection of securities from its portfolio and compares the price received from its third-party pricing services to an independent source, creates option adjusted spreads or obtains additional broker quotes to corroborate the current market price.  Historically, the Company has found no material variances between the prices received from third-party pricing sources and the results of its testing.

With the adoption of the provisions of FASB ASC Topic 320, the Company recognizes an OTTI loss and records a charge to earnings for the full amount of the impairment (the difference between the current carrying amount and fair value of the security), if the Company intends to sell, or if it is more likely than not that it will be required to sell, the impaired security prior to recovery of its cost basis.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories: credit loss and non-credit loss.  The credit loss portion is charged to net realized investment gains and losses in the consolidated statements of operations, while the non-credit loss is charged to other comprehensive income (loss).  When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in other comprehensive income (loss) and not in earnings.

Prior to the adoption of the provisions of FASB ASC Topic 320 on April 1, 2009, the Company's accounting policy for impairment on available-for-sale securities required recognition of an OTTI loss through earnings when the Company anticipated that it would be unable to recover all amounts due under the contractual obligations of the security.  Additionally, in the event that securities were expected to be sold before the fair value of the security recovered to amortized cost, an OTTI loss would also be recorded through earnings.

Structured securities, typically those rated single A or below, are subject to FASB ASC Topic 325, “Investments–Other.”  These provisions require the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that fair value is less than carrying amount and there has been an adverse change in the expected cash flows (as measured by comparing the original expected cash flows to the current expectation of cash flows, both discounted at the current effective rate), then an impairment charge is recorded to income.

Refer to Note 4 of the Company’s consolidated financial statements for further detail about the Company’s recognition and disclosure of OTTI loss.

The Company discontinues the accrual of income on its holdings for issuers that are in default.  Investment income would have increased by $0.6 million and $0.2 million for the year ended December 31, 2009 and 2008, respectively, if these holdings were performing.  For the year ended December 31, 2007, accrued income was not materially impacted by the termination of accrual accounting on holdings for issuers in default.  At December 31, 2009 and 2008, the fair market value of holdings for issuers in default was $5.9 million and $1.3 million, respectively.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

investments (continued)

Mortgage loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized cost, net of provisions for estimated losses.  Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% the property’s value at the time that the original loan is made.  The Company regularly assesses the value of the collateral.

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan and impairment is measured based on the fair value of the collateral less costs to sell.  A specific allowance for loan loss is established for an impaired loan if the fair value of the loan collateral less cost to sell is less than the recorded amount of the loan.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Policy loans

Policy loans are carried at the amount of the outstanding principal balance.  Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Realized gains and losses

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method.  Certain other-than-temporary losses on available-for-sale securities and changes in the provision for estimated losses on mortgage loans are included in net realized investment gains and losses.

Investment income

Interest income is recorded on the accrual basis.  Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful.  When an investment is placed in non-accrual status, all interest accrued is reversed against current period interest income.  Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

The Company manages assets related to certain funds withheld reinsurance agreements.  These assets are primarily comprised of fixed maturity securities and mortgages and are accounted for consistent with the policies described above.  Investment income on assets within funds withheld reinsurance portfolios is included as a component of net investment income (loss) in the Company’s consolidated statements of operations.  See Note 7.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

deferred policy acquisition costs

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business.  Acquisition costs related to investment-type contracts, primarily deferred annuity and universal life policies, are deferred and amortized with interest based on the proportion of actual gross profits to the present value of all estimated gross profits to be realized over the estimated lives of the contracts.  Estimated gross profits are composed of net investment income, net realized and unrealized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses.

Estimating future gross profit is a complex process requiring considerable judgment and the forecasting of events into the future based on historical information and actuarial assumptions.  These assumptions are subject to an annual review process.  Changes in any of the assumptions that serve to increase or decrease the estimated future gross profits will cause the amortization of DAC to decrease or increase, respectively, in the current period.  Assumptions affecting the computation of estimated future gross profits include, but are not limited to, recent investment and policyholder experience and expectations of future performance and policyholder behavior, changes in interest rates, capital market growth rates, and account maintenance expense.

DAC amortization is reviewed regularly and adjusted retrospectively when the Company calculates the actual profits or losses and revises its estimate of future gross profits to be realized from investment-type contracts, including realized and unrealized gains and losses from investments.  The Company also tests its DAC asset for loss recognition on a quarterly basis.  The test is performed by comparing the GAAP liability, net of DAC, to the present value of future expected gross profits; an adjustment is required if the current GAAP liability, net of DAC, is higher than the present value of future expected gross profits.  During the year ended December 31, 2009, the Company wrote down DAC by $14.4 million as a result of loss recognition related to certain annuity products.  See Note 14 for the DAC asset roll-forward.

The DAC asset under GAAP cannot exceed accumulated deferrals, plus interest.  At December 31, 2008, the Company reached the cap for its DAC asset related to certain fixed annuity products and reported the DAC asset for these products at historical accumulated deferrals with interest.

Although recovery of DAC is not assured, the Company believes it is more likely than not that all of these costs will be recovered from future profits.  The amount of DAC considered recoverable, however, could be reduced in the near term if the future estimates of gross profits are reduced.

Prior to the Company’s adoption of  FASB ASC Topic 825 on January 1, 2008, DAC was adjusted for amounts relating to the change in unrealized investment gains and losses on available-for-sale fixed maturity securities that supported policyholder liabilities.  This adjustment, net of tax, was included with the change in net unrealized investment gains or losses that were recorded in accumulated other comprehensive loss.  Due to the adoption of FASB ASC Topic 825, the net change in the market value of the securities supporting policyholder liabilities is recorded in the statement of operations, versus accumulated other comprehensive income in prior years.  Accordingly, the effect of such market value changes on DAC is recorded in the Company’s consolidated statements of operations effective January 1, 2008.

value of business and customer renewals acquired

VOBA represents the actuarially determined present value of projected future gross profits from the in-force policies that were transferred to the Company, based on a series of agreements between the Company and Sun Life and Health Insurance Company (U.S.) (“SLHIC”), an affiliate, effective May 31, 2007 (the “SLHIC asset transfer”).  VOBA is amortized in proportion to the projected premium income over the period to the first renewal of the transferred business.  As of December 31, 2009, the Company’s VOBA asset was fully amortized.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

value of business and customer renewals acquired (continued)

VOCRA represents a portion of the assets that were transferred to the Company under the SLHIC asset transfer.  VOCRA is the actuarially determined present value of projected future profits arising from the existing in-force business at May 31, 2007 to the next policy renewal date.  This amount is amortized in proportion to the projected premium income over the period from the first renewal date to the end of the projected life of the policies.  The Company tests its VOCRA asset for impairment on an annual basis.  During the year ended December 31, 2009, the Company determined that its VOCRA asset was impaired and recorded an impairment charge of $2.6 million, included in VOCRA amortization.  See Note 15 for the combined VOBA and VOCRA roll-forward.

goodwill and other intangible asset

In accordance with FASB ASC Topic 350, “Intangibles – Goodwill and Other,” the Company’s goodwill and other intangible asset are tested for impairment on an annual basis.  The Company’s goodwill represents the intangible asset related to the transfer of goodwill to the Company, as part of the SLHIC asset transfer, and is allocated to the Group Protection Segment.  The Company completed the required impairment tests of goodwill during the second quarter of 2009 and concluded that this asset was not impaired.

After it had completed the impairment testing of goodwill during 2008, the Company concluded that the goodwill related to the 2001 purchase of Keyport Benefit Life Insurance Company (“KBL”) was impaired.  As a result, the Company recorded an impairment charge of $37.8 million in the fourth quarter of 2008, which represented the entire balance of goodwill obtained in connection with the purchase of KBL.  The impairment charge is allocated to the Wealth Management Segment.

An intangible asset, included in the goodwill and other intangible asset, is the value of distribution acquired from the asset transfer agreement with SLHIC.  The value of distribution acquired was calculated as the present value of projected future profits arising from sales of new business by brokers with whom SLHIC had an existing distribution contract.  This intangible asset is being amortized on a straight-line basis over 25 years, representing the period for which the Company expects to earn premiums from new sales stemming from the added distribution capacity.

The value of distribution acquired has a gross carrying amount of $7.5 million and a net amortized balance of $6.7 million and $7.0 million, at December 31, 2009 and 2008, respectively.  This intangible asset is allocated to the Group Protection Segment.  The Company completed the required impairment tests of its intangible asset during 2009 and concluded that this asset was not impaired.

other assets

Property, equipment, and leasehold improvements that are included in other assets in the Company’s consolidated balance sheet are stated at cost, less accumulated depreciation and amortization.  Depreciation is calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years.

Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the lease or the estimated useful life of the improvements.

Depreciation and amortization expenses related to other assets were less than $0.1 million for years ended December 31, 2009, 2008 and 2007, respectively.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

policy liabilities and accruals

Future contract and policy benefit liabilities include amounts reserved for future policy benefits payable upon contingent events, as well as liabilities for unpaid claims due as of the statement date.  Such liabilities are established in amounts adequate to meet the estimated future obligations of in-force policies.

Policy reserves for annuity contracts include liabilities held for group pension and payout annuity payments and liabilities held for product guarantees on variable annuity products, such as guaranteed minimum death benefits (“GMDB”).  Reserves for pension and payout annuity contracts are calculated using the best-estimate interest and decrement assumptions.  The Company periodically reviews its policies for loss recognition based upon management’s best estimates.  The Company did not record any adjustment to reserves related to loss recognition for the years ended December 31, 2009 and 2008.

Reserves for guaranteed minimum death benefits and guaranteed minimum income benefits are calculated according to the methodology prescribed by the American Institute of Certified Public Accountants, which is included in FASB ASC Topic 944, “Financial Services – Insurance,” whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.

Policy reserves for universal life contracts are held for benefit coverages that are not fully provided for in the policy account value.  These include rider coverages, conversions from group policies, and benefits provided under market conduct settlements.

Policy reserves for group life and health contracts are calculated using standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity and mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate.  In particular, for the Company’s group reported claim reserves, and the mortality and morbidity tables for the early durations of claims are based exclusively on the Company’s experience, incorporating factors such as age at disability, sex and elimination period.  These reserves are computed at amounts that, with interest compounded annually at assumed rates, are expected to meet the Company’s future obligations.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amount reported is based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.  Revisions of these estimates are included in operations in the year such refinements are made.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities.  The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments, partial withdrawals and surrenders.  The liabilities are not reduced by surrender charges.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

revenue and expenses

Premiums for traditional individual life products are considered earned revenue when due.  Premiums related to group life, group stop loss, group dental and group disability insurance are recognized as earned revenue pro-rata over the contract period.  The unexpired portion of these premiums is recorded as unearned premiums.  Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges.  Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy.  For universal life-type and investment-type contracts, expenses include interest credited to policyholders’ accounts and death benefits in excess of account values, which are recognized as incurred.

Fees for investment advisory services are recognized as revenues when the services are provided.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with FASB ASC Topic 740, “Income Taxes.”

Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on the Company’s assessment of the realizability of such amounts.  Refer to Note 11.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing variable benefits.  Contracts for which funds are invested in separate accounts include individual and group qualified and non-qualified variable annuity contracts.  Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company.  Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder.  The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.  The activity of the separate accounts is not reflected in the consolidated financial statements except for the following:

➢	The fees the Company receives, which are assessed periodically and recognized as revenue when assessed; and,

➢
The activity related to the GMDB, guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) which is reflected in the Company’s consolidated financial statements.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

In August 2009, the FASB issued Accounting Standards Update (“ASU”) No. 2009-05, “Fair Value Measurements and Disclosures (Topic 820) – Measuring Liabilities at Fair Value.”  This update amends FASB ASC Topic 820 and provides clarification regarding the valuation techniques required to be used to measure the fair value of liabilities where quoted prices in active markets for identical liabilities are not available.  In addition, this update clarifies that when estimating the fair value of a liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of the liability.  The guidance provided in ASU No. 2009-05 is effective for the first reporting period, including interim periods, beginning after issuance.  The Company adopted this guidance on October 1, 2009, concurrent with Sun Life U.S.  The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In June 2009, the FASB issued FASB ASC Topic 105, “Generally Accepted Accounting Principles.”  This guidance establishes the FASB Accounting Standards Codification as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP.  FASB ASC Topic 105 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The Company adopted FASB ASC Topic 105 on December 31, 2009.

The Company adopted the provisions of FASB ASC Topic 855, “Subsequent Events,” which were issued in May 2009.  This topic requires evaluation of subsequent events through the date that the financial statements are issued or are available to be issued.  FASB ASC Topic 855 sets forth the period under which the reporting entity should evaluate the subsequent events to be recognized or disclosed, the circumstances under which the reporting entity should recognize the events or transactions that occur after the balance sheet date, and the disclosures that the reporting entity should make about the subsequent events.

In February 2010, the FASB issued ASU No. 2010-09 “Subsequent Events (Topic 855)-Amendments to Certain Recognition and Disclosure Requirements” which removes the requirement for the SEC filers to disclose the date through which subsequent events have been evaluated.  The ASU No. 2010-09 is effective upon issuance.  Events that have occurred subsequent to December 31, 2009 have been evaluated by the Company’s management in accordance with ASU No. 2010-09.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

New and Adopted Accounting Pronouncements (continued)

The Company has adopted the provisions of FASB ASC Topic 820, which provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased in relation to normal market activity for the asset or liability, as well as guidance on identifying circumstances that indicate a transaction is not orderly.  FASB ASC Topic 820 also requires annual and interim disclosure of the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any during the period, and definitions of each major category for equity and debt securities, as described in FASB ASC Topic 320.  The Company adopted the above-noted aspects of FASB ASC Topic 820 on April 1, 2009; such adoption did not have a material impact on the Company’s consolidated financial statements.

The Company has adopted the provisions of FASB ASC Topic 320.  This guidance amends the guidance for OTTI of debt securities and changes the presentation of OTTI in the financial statements.   If the Company intends to sell, or if it is more likely than not that it will be required to sell, an impaired security prior to recovery of its cost basis, the security is to be considered other-than-temporarily impaired and the full amount of impairment must be charged to earnings.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories, the portion of loss which is considered credit loss (“credit loss”) and the portion of loss which is due to other factors (“non-credit loss”).  The credit loss portion is charged to earnings, while the non-credit loss is charged to other comprehensive income (loss).  When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income (loss) and not in earnings.  This guidance also expands and increases the frequency of existing disclosures about OTTI of debt and equity securities.  The Company adopted the above-noted aspects of FASB ASC Topic 320 on April 1, 2009.  Upon adoption, a cumulative effect adjustment, net of taxes, of $2.6 million was recorded to decrease accumulated other comprehensive income (loss) with a corresponding increase to retained earnings for the non-credit component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.  The enhanced disclosures required by FASB ASC Topic 320 are included in Note 4.

The Company adopted the provisions of FASB ASC Topic 825.  The guidance requires disclosures about the fair value of financial instruments for interim reporting periods of publicly traded companies, as well as in annual financial statements, effective for interim reporting periods ending after June 15, 2009.  The adoption of the above-noted aspects of FASB ASC Topic 825 in the quarter ended June 30, 2009 did not have an impact on the Company’s consolidated financial position or results of operations.  The required disclosures are included in Note 8.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

New and Adopted Accounting Pronouncements (continued)

The Company adopted the provisions of FASB ASC Topic 944, which were issued in May 2008.  The scope of this interpretation is limited to financial guarantee insurance (and reinsurance) contracts issued by insurance enterprises.  This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2008, and all interim periods within those fiscal years, except for certain disclosures about the insurance enterprise’s risk management activities.  Except for certain disclosures, earlier application is not permitted.  The Company does not have any contracts with guarantees within the scope of this guidance.  The adoption of this portion of FASB ASC Topic 944 on January 1, 2009, did not have an impact on the Company’s consolidated financial statements.

The Company adopted the provisions of FASB ASC Topic 815, “Derivatives and Hedging,” which were issued in March 2008.  This guidance amends and expands disclosures about an entity’s derivative and hedging activities with the intent to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows.  These aspects of FASB ASC Topic 815 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early adoption encouraged.  The Company adopted this guidance on January 1, 2009.  The new disclosures are included in Note 4.

The Company adopted the provisions of FASB ASC Topic 810, which were issued in December 2007.  Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent.  This guidance establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to (a) present noncontrolling interests as a component of equity, separate from the parent’s equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the statement of operations, (c) consistently account for changes in a parent’s ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, and (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners.  This portion of FASB ASC Topic 810 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary.  This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008, with earlier adoption prohibited.  The Company does not have any noncontrolling interests within the scope of this guidance.  Accordingly, the adoption of these aspects of FASB ASC Topic 810 on January 1, 2009 did not have an impact on the Company’s consolidated financial statements.
-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

New and Adopted Accounting Pronouncements (continued)

The Company adopted the provisions of FASB ASC Topic 805, “Business Combinations,” which were issued in December 2007.  This guidance establishes the principles and requirements for how the acquirer in a business combination (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is useful to users of financial statements in evaluating the nature and financial effects of the business combination.  Some of the significant requirements in the accounting guidance on business combinations made by FASB ASC Topic 805 include the following:

•	Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquired entity shall be measured at their acquisition-date fair values;

•	Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred;

•
Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquired entity, over the fair values of the acquired identifiable net assets;

•
Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability; and

•	Contingent consideration shall be recognized at the acquisition date.

FASB ASC Topic 805 is effective for, and shall be applied prospectively to, business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited.  Assets and liabilities that arose from business combinations with acquisition dates prior to the effective date of this guidance shall not be adjusted upon adoption of these elements of FASB ASC Topic 805, with certain exceptions for acquired deferred tax assets and acquired income tax positions.  The Company adopted the above-noted aspects of FASB ASC Topic 805 on January 1, 2009 and will apply this guidance to future business combinations.

Accounting Standards Not Yet Adopted

In January 2010, the FASB issued ASU 2010-06 “Fair Value Measurement and Disclosure (Topic 820)-Improving Disclosure about Fair Value Measurements,” which provides amendments to FASB ASC Topic 820 that will provide more robust disclosures about the following:

• The different classes of assets and liabilities measured at fair value;

• The valuation techniques and inputs used;

• The transfers between Levels 1, 2, and 3; and,

• The activity in Level 3 fair value measurements.

Certain new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 31, 2009.  Disclosures about purchases, sales, issuances and settlements in the roll-forward of activities in Level 3 are effective for fiscal years beginning after December 15, 2010.  The Company will include the new disclosures prospectively, as required.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Accounting Standards Not Yet Adopted (continued)

In June 2009, the FASB issued SFAS No. 166, “Accounting for Transfers of Financial Assets.”  This statement amends FASB ASC Topic 860, “Transfers and Servicing,” portions of which were previously issued as SFAS No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.”  SFAS No. 166 amends and expands disclosures about the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement in transferred financial assets.  SFAS No. 166 amends the derecognition accounting and disclosure guidance relating to SFAS No. 140 and eliminates the exemption from consolidation for qualifying special purpose entities (“QSPEs”); it also requires a transferor to evaluate all existing QSPEs to determine whether it must be consolidated in accordance with SFAS No. 167, “Amendments to FASB Interpretation No. 46(R).”  SFAS No. 166 is effective for financial asset transfers occurring in fiscal years and interim periods beginning after November 15, 2009, and will become part of the FASB ASC at that time.  The Company adopted SFAS No. 166 on January 1, 2010; the Company does not expect that adoption will have a significant impact on the Company’s consolidated financial statements.

In June 2009, the FASB issued SFAS No. 167, which amends the consolidation guidance of FIN 46(R) and will become part of FASB ASC Topic 810.  The amendments to the consolidation guidance affect all entities currently within the scope of FIN 46(R), as well as QSPEs, as the concept of these entities was eliminated in SFAS No. 166.  SFAS No. 167 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009, and will become part of the FASB ASC at that time.  The Company adopted SFAS No. 167 on January 1, 2010; the Company does not expect that adoption will have a significant impact on the Company’s consolidated financial statements.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

As disclosed in Note 1, effective May 31, 2007, the Company entered into a series of agreements with SLHIC, an affiliated company, by which the New York-issued business of SLHIC was transferred to the Company.  These agreements include a 100% coinsurance agreement for all existing and future new business issued in New York, a renewal rights agreement under which the Company has exclusive rights to renew in-force business assumed under the reinsurance agreement and an administrative service agreement under which the Company has agreed to assume direct responsibility for all sales and administration of existing and new business issued in New York.  These agreements, in accordance FASB ASC Topic 810, were treated as a transfer of net assets between entities under common control.  The Company paid $40 million of total consideration to SLHIC.  SLHIC transferred assets at a carrying value of approximately $72 million, including $39 million of goodwill and other intangibles, as well as policyholder and other liabilities of approximately $32 million to the Company.  These agreements have allowed the Company to expand its product offerings to include group dental insurance.

As part of the SLHIC asset transfer, the Company received certain intangible assets, subject to amortization, totaling $31.3 million.  These included the value of distribution acquired, VOBA and VOCRA.  The value of distribution acquired of $7.5 million is being amortized on a straight-line basis over its projected economic life of 25 years.  The amortization expense for the value of distribution acquired was $0.3 million, $0.3 million and $0.1 million for the years ended December 31, 2009, 2008 and 2007, respectively.

VOBA of $7.6 million was subject to amortization based upon expected premium income over the period from acquisition to the first customer renewal, generally not more than two years.  VOBA was fully amortized as of December 31, 2009.  VOCRA of $16.2 million is subject to amortization based upon expected premium income over the projected life of the in-force business acquired, estimated as 20 years.  The Company recorded amortization for VOBA and VOCRA for the years ended December 31 as follows:

	2009	2008	2007

VOBA	$913	$782	$5,928
VOCRA	4,063	4,627	1,854

At December 31, 2009, the Company determined that the VOCRA asset was impaired and recorded an impairment charge of $2.6 million, included in VOCRA amortization expense.  The impairment charge was allocated to the Group Protection Segment.

-  -

 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

The Company has significant transactions with affiliates.  Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis and these transactions were with unrelated parties.  Below is a summary of transactions with affiliates not included in these consolidated financial statements.

Reinsurance Related Agreements

Effective December 31, 2007, the Company entered into a funds withheld reinsurance agreement with Sun Life Assurance Company of Canada (“SLOC”), an affiliate, under which SLOC will fund a portion of the statutory reserves required by New York Regulation 147, which is substantially similar to Actuarial Guideline 38 (“AXXX reserves”), as adopted by the National Association of Insurance Commissioners (the “NAIC”), attributable to certain individual universal life (“UL”) policies sold by the Company.  Under the agreement, the Company ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis, certain in-force policies at December 31, 2007.  Future new business also will be reinsured under this agreement.

As described in Note 2, the Company has a reinsurance agreement with SLHIC.

The impact of these reinsurance agreements on the Company’s consolidated financial statements and business segments is described in Note 9.  Reinsurance premiums with related parties are based on market rates.

Capital Transactions

On December 31, 2008, the Company received a capital contribution of $150.0 million from its parent, Sun Life U.S.  The $150.0 million cash contribution was recorded as additional paid-in capital and was made to ensure the Company continues to exceed certain capital requirements, as prescribed by the NAIC.  The NAIC has established regulations that provide minimum capitalization requirements based on risk-based capital formulas for life companies, which establishes capital requirements relating to insurance, business, asset and interest rate risks, including equity, interest rate and expense recovery risks associated with variable annuities that contain death benefits or certain living benefits.  The Company did not receive a capital contribution during the year ended December 31, 2009.

Administrative Service Agreements

The Company has agreements with Sun Life U.S. and certain affiliates, under which the Company receives, as requested, certain investment and administrative services on a cost-reimbursement basis.  Expenses under these agreements amounted to approximately $31.8 million, $35.5 million and $26.5 million for the years ended December 31, 2009, 2008 and 2007, respectively.

During the years ended December 31, 2009, 2008 and 2007, the Company paid $4.2 million, $2.1 million and $2.0 million, respectively, in distribution fees to Sun Life Financial Distributors, Inc.

Effective November 7, 2007, Independent Financial Marketing Group, Inc. (“IFMG”) was sold by Sun Life Financial and is no longer an affiliate of the Company.  For that period of time in 2007 during which it was still affiliated, the Company paid $1.0 million in commission fees to IFMG.

During the years ended December 31, 2009, 2008 and 2007, the Company paid $1.7 million, $1.6 million and 1.3 million, respectively, in investment advisory fees to Sun Capital Advisers LLC, a registered investment adviser.

As described in Note 10, the Company participates in a pension plan and other retirement plans sponsored by an affiliated company, Sun Life Financial (U.S.) Services Company, Inc.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

4. INVESTMENTS

fixed maturity securities

The amortized cost and fair value of fixed maturity securities at December 31, 2009, were as follows:

			Gross
		Gross	Unrealized
	Amortized	Unrealized	Temporary	OTTI	Fair
Available-for-sale fixed maturity securities	Cost	Gains	Losses	Losses(1)	Value
Non-corporate securities:
Residential mortgage-backed securities	$1,201	$50	$-	$-	$1,251
Commercial mortgage-backed securities	5,504	86	-	-	5,590
U.S. treasury and agency securities	3,115	84	-	-	3,199
Total non-corporate securities	9,820	220	-	-	10,040

Corporate securities	159,013	4,459	(5,344)	(4,010)	154,118

Total available-for-sale fixed maturity securities	$168,833	$4,679	$(5,344)	$(4,010)	$164,158

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Trading fixed maturity securities	Cost	Gains	Losses	Value
Non-corporate securities:
Asset-backed securities	$12,692	$128	$(175)	$12,645
Residential mortgage-backed securities	74,356	1,584	(2,218)	73,722
Commercial mortgage-backed securities	7,005	81	(676)	6,410
Foreign government and agency securities	4,018	355	-	4,373
U.S. treasury and agency securities	226,866	383	(2,350)	224,899
Total non-corporate securities	324,937	2,531	(5,419)	322,049

Corporate securities	1,085,838	34,385	(35,945)	1,084,278

Total trading fixed maturity securities	$1,410,775	$36,916	$(41,364)	$1,406,327

(1)	Represents the pre-tax non-credit OTTI loss recorded as a component of accumulated other comprehensive income (loss) (“AOCI”) for assets still held at the reporting date.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

4. INVESTMENTS (continued)

fixed maturity securities (continued)

The amortized cost and fair value of fixed maturity securities at December 31, 2008, were as follows:

			Gross
		Gross	Unrealized
	Amortized	Unrealized	Temporary	Fair
Available-for-sale fixed maturity securities	Cost	Gains	Losses	Value
Non-corporate securities:
Collateralized mortgage obligations	$6,575	$26	$(602)	$5,999
Mortgage-backed securities	217	4	-	221
U.S. treasury and agency securities	2,989	1,423	-	4,412
Total non-corporate securities	9,781	1,453	(602)	10,632

Corporate securities	169,019	1,402	(32,929)	137,492

Total available-for-sale fixed maturity securities	$178,800	$2,855	$(33,531)	$148,124

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Trading fixed maturity securities	Cost	Gains	Losses	Value
Non-corporate securities:
Asset-backed securities	$11,839	$200	$(1,757)	$10,282
Collateralized mortgage obligations	28,512	54	(3,936)	24,630
Mortgage-backed securities	24,233	350	(126)	24,457
Foreign government and agency securities	5,060	329	(88)	5,301
U.S. treasury and agency securities	9,000	584	-	9,584
Total non-corporate securities	78,644	1,517	(5,907)	74,254

Corporate securities	1,087,999	1,448	(174,892)	914,555

Total trading fixed maturity securities	$1,166,643	$2,965	$(180,799)	$988,809

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

4. INVESTMENTS (continued)

fixed maturity securities (continued)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on structured securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2009
	Amortized Cost	Fair Value
Maturities of available-for-sale fixed maturity securities:
Due in one year or less	$-	$-
Due after one year through five years	3,133	3,151
Due after five years through ten years	15,648	15,916
Due after ten years	143,347	138,250
Subtotal – Available-for-sale fixed maturity securities	162,128	157,317
ABS, CMO, RMBS and CMBS securities (1)	6,705	6,841
Total – Available-for-sale fixed maturity securities	$168,833	$164,158

Maturities of trading fixed maturity securities:
Due in one year or less	$76,530	$77,095
Due after one year through five years	824,514	838,103
Due after five years through ten years	281,079	282,066
Due after ten years	134,599	116,286
Subtotal – Trading fixed maturity securities	1,316,722	1,313,550
ABS, CMO, RMBS and CMBS securities (1)	94,053	92,777
Total – Trading fixed maturity securities	$1,410,775	$1,406,327

(1) ABS, CMO, RMBS and CMBS are shown separately in the table as these securities are not due at a single maturity.

Gross gains of $3.9 million, $0.9 million and $2.0 million, and gross losses of $7.1 million, $20.3 million and $1.0 million were realized on the sale of fixed maturity securities for the years ended December 31, 2009, 2008 and 2007, respectively.

Fixed maturity securities with an amortized cost of approximately $0.4 million at both December 31, 2009 and 2008 were on deposit with governmental authorities as required by law.

As of December 31, 2009 and 2008, 95.9% and 94.0%, respectively, of the Company’s fixed maturity securities were investment grade.  Investment grade securities are those that are rated “BBB” or better by nationally recognized statistical rating organizations.  During the years ended December 31, 2009, 2008 and 2007, the Company incurred realized losses totaling $0.2 million, $11.3 million and $4.8 million, respectively, for other-than-temporary impairments of value on its available-for-sale fixed maturity securities.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

4. INVESTMENTS (continued)

fixed maturity securities (continued)

Unrealized Losses

The following table shows the fair value and gross unrealized losses, which includes temporary unrealized losses and the portion of non-credit OTTI losses recognized in AOCI, of the Company’s available-for-sale fixed maturity investments, aggregated by investment category, number of securities (not in thousands), and length of time that the individual securities had been in an unrealized loss position at December 31, 2009.

	Less than Twelve Months			Twelve Months or More			Total
	No. (1)	Fair Value	Gross Unrealized Losses	No. (1)	Fair Value	Gross Unrealized Losses	No. (1)	Fair Value	Gross Unrealized Losses

Corporate securities	14	$ 21,466	$ (1,398)	31	$ 53,205	$ (7,956)	45	$ 74,671	$ (9,354)
Total	14	$ 21,466	$ (1,398)	31	$ 53,205	$ (7,956)	45	$ 74,671	$ (9,354)

The following table shows the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturity investments, which were deemed to be temporarily impaired, aggregated by investment category, number of securities (not in thousands), and length of time that the individual securities had been in an unrealized loss position at December 31, 2008:

	Less than Twelve Months			Twelve Months or More			Total
	No. (1)	Fair Value	Gross Unrealized Losses	No. (1)	Fair Value	Gross Unrealized Losses	No. (1)	Fair Value	Gross Unrealized Losses

Collateralized mortgage obligations	1	$ 451	$ (50)	2	$ 4,476	$ (552)	3	$ 4,927	$ (602)
Corporate securities	39	51,813	(8,720)	46	63,097	(24,209)	85	114,910	$ (32,929)
Total	40	$ 52,264	$ (8,770)	48	$ 67,573	$ (24,761)	88	$ 119,837	$ (33,531)

(1)	These columns present the number of securities in an unrealized loss position at December 31, 2009 and 2008, and are not in thousands.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

4. INVESTMENTS (continued)

other-than-temporary impairment

As described in Note 1, the Company presents and discloses OTTI on available-for-sale securities in accordance with FASB ASC Topic 320, beginning on April 1, 2009.  Available-for-sale securities whose fair value is less than their carrying amount are considered to be impaired and are evaluated for potential other-than-temporary impairment.  If the Company intends to sell, or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, the security is considered other-than-temporarily impaired and the Company records a charge to earnings for the full amount of impairment based on the difference between the current carrying amount and fair value of the security.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories, credit loss and non-credit loss.  The credit loss portion is charged to net realized investment gains and losses in the consolidated statements of operations, while the non-credit loss is charged to other comprehensive income (loss).  When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in other comprehensive income (loss) and not in earnings.

To compute the credit loss component of OTTI for corporate bonds on the date of transition (April 1, 2009), both historical default (by rating) data, used as a proxy for the probability of default, and loss given default (by issuer) projections were applied to the par amount of the bond.  For corporate bonds post-transition, the present value of future cash flows using the book yield is used to determine the credit component of OTTI.  If the present value of the cash flow is less than the security’s amortized cost, the difference is recorded as a credit loss.  The difference between the estimates of the credit related loss and the overall OTTI is the non-credit-related component.

As a result of the adoption of FASB ASC Topic 320, a cumulative effect adjustment, net of tax, of $2.6 million was recorded to decrease accumulated other comprehensive income (loss) with a corresponding increase to retained earnings for the non-credit component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.

For those securities where the Company does not have the intent to sell and it is not more likely than not that the Company will be required to sell, the Company employs a portfolio monitoring process to identify securities that are other-than-temporarily impaired.  The Company has a Credit Committee comprised of professionals from its investment and finance functions which meets at least quarterly to review individual issues or issuers that are of concern.  In determining whether a security is other-than-temporarily-impaired, the Credit Committee considers the factors described below.  The process involves a quarterly screening of all impaired securities.

Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be other-than-temporarily impaired.  The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.  In making these evaluations, the Credit Committee exercises considerable judgment.  Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

“Monitor List” – Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis.  No OTTI charge is recorded in the Company’s consolidated statements of operations for unrealized loss on securities related to these issuers.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

4. INVESTMENTS (continued)

other-than-temporary impairment (continued)

“Watch List” – Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require continued monitoring during the quarter.  A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months.  No OTTI charge is recorded in the Company’s consolidated statements of operations for unrealized loss on securities related to these issuers.

“Impaired List” – This list includes securities that the Company has the intent to sell or more likely than not will be required to sell.  In addition, it includes those securities that management has concluded that the Company’s amortized cost will not be recovered due to expected delays or shortfalls in contractually specified cash flows.  For these investments, an OTTI charge is recorded or the security is sold and a realized loss is recorded as a charge to income.  Credit OTTI losses are recorded in the Company’s consolidated statement of operations and non-credit OTTI losses are recorded in other comprehensive income (loss).

Structured securities, those rated single A or below in particular, are subject to certain provisions in FASB ASC Topic 325, “Investments–Other.”  These provisions require the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that fair value is less than carrying amount and there has been an adverse change in the expected cash flows (as measured by comparing the original expected cash flows to the current expectation of cash flows, both discounted at the current effective rate), then an impairment charge is recorded to income.  Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.  Losses incurred on the respective portfolios are based on expected loss models, not incurred loss models.  Expected cash flows include assumptions about key systematic risks and loan-specific information.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI.  These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs.  All of these factors could impact management’s evaluation of securities for OTTI.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

4. INVESTMENTS (continued)

other-than-temporary impairment (continued)

For securities that are determined to have incurred a credit loss, the amount of credit loss is calculated based upon the cash flows that the Company expects to collect given an assessment of the relevant facts and circumstances for the issuer and specific bond issue.  Such factors include the financial condition, credit quality, the near-term prospects of the issuer, and the issuer's relative liquidity, among other factors.

The Company recorded credit OTTI losses in its consolidated statement of operations totaling $0.2 million for the year ended December 31, 2009 on its available-for-sale fixed maturity securities.  The $0.2 million credit loss OTTI recorded during the year ended December 31, 2009 was concentrated in corporate debt of financial institutions.  These impairments were driven primarily by adverse financial conditions of the issuers.

The following table rolls forward the amount of credit losses recognized in earnings on available-for-sale debt securities held on the date of transition, April 1, 2009, for which a portion of the OTTI was also recognized in other comprehensive loss.

Nine-month Period Ended December 31, 2009

Beginning balance, at April 1, 2009, prior to the adoption of FASB ASC Topic 320	$-
Add: Credit losses remaining in retained earnings (accumulated deficit) related to the adoption of FASB ASC Topic 320	7,316
Add: Credit losses on OTTI not previously recognized	181
Less: Credit losses on securities sold	(5,068)
Less: Credit losses on securities impaired due to intent to sell	-
Add: Credit losses on previously impaired securities	-
Less: Increases in cash flows expected on previously impaired securities	(4)
Ending balance, at December 31, 2009	$2,425

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

4. INVESTMENTS (continued)

mortgage loans

The Company invests in commercial first mortgage loans throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.

The carrying value of mortgage loans, net of applicable allowances, was $161.5 million and $171.9 million at December 31, 2009 and 2008, respectively.

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan and impairment is measured based on the fair value of the collateral less costs to sell.  A specific allowance for loan loss is established for an impaired loan if the fair value of the loan collateral less cost to sell is less than the recorded amount of the loan.  The specific allowance for loan loss was $1.0 million at December 31, 2009.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  The general allowance for loan loss was $1.8 million at December 31, 2009.  The Company did not have specific or general allowance for loan loss at December 31, 2008.  While management believes that it uses the best information available to establish the allowance, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

The following tables set forth the distribution of the Company’s mortgage loans by credit quality and the allowance for loan loss at December 31:

	Gross Carrying Value
	2009	2008

Current loans	$158,250	$171,889
Past due loans:
Less than 90 days	500	-
Between 90 and 179 days	-	-
180 days or more	-	-
Impaired	5,558	-
Balance, at December 31	$164,308	$171,889

	Allowance for Loan Loss
	2009	2008

General allowance	$(1,800)	$-
Specific allowance	(1,010)	-
Total	$(2,810)	$-

Included in the $5.6 million impaired mortgage loans at December 31, 2009 is $2.3 million of impaired loan that did not have an allowance for loss because the fair value of the collateral or the expected future cash flows exceed the carrying value of the loans.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

4. INVESTMENTS (continued)

mortgage loans (continued)

The average investment in impaired mortgage loans before an allowance for loan loss, the related interest income and cash receipts for interest on impaired mortgage loans were as follows, for the years ended December 31:

	2009	2008	2007

Average investment	$2,779	$-	$-
Interest income	$14	$-	$-
Cash receipts on interest	$14	$-	$-

The activity in the allowance for mortgage loan loss was as follows:

	2009	2008	2007

Balance at January 1	$-	$236	$236
Provisions for allowance	2,810	-	-
Recoveries	-	(236)	-
Balance at December 31	$2,810	$-	$236

Mortgage loans comprised the following property types and geographic regions at December 31:

Property type:	2009	2008
Office building	$46,302	$46,484
Residential	-	1,505
Retail	66,995	82,097
Industrial/warehouse	30,088	30,649
Other	20,923	11,154
Allowance for loan loss	(2,810)	-

Total	$161,498	$171,889

Geographic region:	2009	2008
California	$10,269	$10,827
Colorado	9,422	9,814
Florida	14,775	14,191
Georgia	7,746	8,110
Indiana	6,482	7,129
Maryland	9,156	9,576
New York	15,826	17,043
Ohio	12,442	10,746
Pennsylvania	8,157	9,201
Texas	27,613	28,421
Other (1)	42,420	46,831
Allowance for loan loss	(2,810)	-
Total	$161,498	$171,889

(1)	Includes the combined subtotal of states in which the value of the Company’s mortgage loans were below $7 million at December 31, 2009 and 2008, respectively.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

4. INVESTMENTS (continued)

mortgage loans (continued)

At December 31, 2009, scheduled mortgage loan maturities were as follows:

2010	$153
2011	9,086
2012	3,937
2013	20,497
2014	16,317
Thereafter	113,308
General allowance	(1,800)
Total	$161,498

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties, and loans may be refinanced.

The Company had no funding commitments on mortgage loans at December 31, 2009 or December 31, 2008.

securities lending

The Company participated in a securities lending program to generate additional income, whereby certain fixed maturity securities were loaned for a specified period of time from the Company’s portfolio to qualifying third parties, via a lending agent.  Borrowers of these securities provided collateral of 102% of the market value of the loaned securities.  The Company generally accepted cash as the only form of collateral.  Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. As of December 31, 2009, the Company no longer participates in a securities lending program.

As of December 31, 2008, the fair value of the loaned securities was approximately $4.7 million, and was included in available-for-sale fixed maturity securities, and cash and cash equivalents in the Company’s consolidated balance sheet.  The Company recorded cash collateral relating to the securities lending program in the amount of $4.9 million as of December 31, 2008, all of which was re-invested in certain cash instruments and other available-for-sale securities.  The Company recorded the collateral investments at fair value in the consolidated balance sheet in other invested assets.  The fair value of the collateral investments at December 31, 2008 was $4.5 million.

The Company earned income from the reinvestment of the cash collateral.  The Company recorded pre-tax income from securities lending transactions, net of lending fees, of less than $0.1 million, $0.2 million and $0.2 million for the years ended December 31, 2009, 2008 and 2007, respectively, which was included in net investment income (loss) in the consolidated statements of operations.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

4. INVESTMENTS (continued)

derivative instruments

The Company performs a quarterly analysis of its new contracts, agreements and financial instruments for embedded derivatives. No embedded derivatives require bifurcation from financial assets.  However, the Company issues certain annuity contracts and enters into reinsurance agreements that contain derivative instruments that are embedded in these contracts.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or reinsurance agreement) and is carried at fair value.  See Note 9 for further information regarding derivatives embedded in reinsurance contracts; see Note 13 for further information regarding derivatives embedded in annuity contracts.

Embedded derivatives related to reinsurance agreements and annuity contracts are carried at fair value in contractholder deposit funds and other policy liabilities in the Company’s consolidated balance sheets.  At December 31, 2009, the Company’s embedded derivatives had fair values consisting of assets and (liabilities) of $0.7 million and $(13.6) million, respectively.  For the years ended December 2009, 2008 and 2007, net gains (losses) for these embedded derivatives were $22.7 million, $(32.1) million and $(4.0) million, respectively.

5. FAIR VALUE MEASUREMENT

On January 1, 2008, the Company adopted FASB ASC Topic 820, which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.  FASB ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs.

As a result of the adoption of FASB ASC Topic 820, the value of the Company’s embedded derivative liabilities decreased by $0.4 million during the year ended December 31, 2008.  This change was primarily the result of changes to the valuation assumptions regarding policyholder behavior, primarily lapses, as well as the incorporation of risk margins and the Company’s own credit standing in the valuation of embedded derivatives.

In compliance with FASB ASC Topic 820, the Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three-level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

On April 1, 2009, the FASB issued additional guidance on estimating fair value, when the volume and level of activity for the asset or liability have significantly decreased, as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The Company reviewed its pricing sources and methodologies and has concluded that its various pricing sources and methodologies are in compliance with this guidance, which is now a part of FASB ASC Topic 820.

Please refer to Note 8 regarding the valuation techniques utilized by the Company to measure the fair values included herein.  During the year ended December 31, 2009, there were no changes to these valuation techniques and the related inputs.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

5. FAIR VALUE MEASUREMENT (continued)

Financial assets and liabilities recorded at fair value in the Company’s consolidated balance sheets are categorized as follows:

Level 1

•	Unadjusted quoted prices for identical assets or liabilities in an active market.

The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, and investments in publicly-traded mutual funds with quoted market prices.

Level 2

•	Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.

Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets,

b)	Quoted prices for identical or similar assets or liabilities in non-active markets,

c)	Inputs other than quoted market prices that are observable, and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith and credit of the Government, municipal bonds, structured notes and certain mortgage-backed securities (“MBS”), ABS, CMO, RMBS, CMBS, certain corporate debt, certain private equity investments, and derivatives embedded in reinsurance contracts.

Level 3

•
Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Generally, the types of assets and liabilities utilizing Level 3 valuations are certain MBS, ABS, CMO, RMBS, CMBS, certain corporate debt, certain private equity investments, certain mutual fund holdings and derivatives embedded in annuity contracts.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

5. FAIR VALUE MEASUREMENT (continued)

Fair Value Hierarchy

The following table presents the Company's categories for its assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale fixed maturity securities
Asset-backed securities	$-	$-	$-	$-
Collateralized mortgage obligations	-	-	-	-
Residential mortgage-backed securities	-	1,251	-	1,251
Commercial mortgage-backed securities	-	5,590	-	5,590
Foreign government & agency securities	-	-	-	-
U.S. states and political subdivisions securities	-	-	-	-
U.S. treasury and agency securities	3,199	-	-	3,199
Corporate securities	-	151,320	2,798	154,118
Total available-for-sale fixed maturity securities	3,199	158,161	2,798	164,158

Trading fixed maturity securities
Asset-backed securities	-	2,820	9,825	12,645
Collateralized mortgage obligations	-	-	-	-
Residential mortgage-backed securities	-	73,722	-	73,722
Commercial mortgage-backed securities	-	6,410	-	6,410
Foreign government & agency securities	-	4,373	-	4,373
U.S. states and political subdivisions securities	-	-	-	-
U.S. treasury and agency securities	216,615	8,284	-	224,899
Corporate securities	-	1,066,243	18,035	1,084,278
Total trading fixed maturity securities	216,615	1,161,852	27,860	1,406,327

Short-term investments	58,991	-	-	58,991
Other invested assets	468	23	-	491
Cash and cash equivalents	175,322	-	-	175,322
Total investments and cash	454,595	1,320,036	30,658	1,805,289

Other assets
Separate account assets (1) (2) (3)	983,228	-	7,641	990,869

Total assets measured at fair value on a recurring basis	$1,437,823	$1,320,036	$38,299	$2,796,158

(1)	Pursuant to the conditions set forth in FASB ASC Topic 944, the value of separate account liabilities is set to equal the fair value of the separate account assets.
(2)	Excludes $0.9 million, primarily related to investment sales receivable, net of investment purchases payable, that are not subject to FASB ASC Topic 820.
(3)
During the first quarter of 2009, the Company transferred certain mutual funds held in the separate accounts from Level 2 to Level 1, since the funds are priced based on the net asset value (“NAV”) for identical products sold in the market.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

5. FAIR VALUE MEASUREMENT (continued)

Fair Value Hierarchy (continued)

The following table presents the Company's categories for its liabilities measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Liabilities
Other policy liabilities
Guaranteed minimum withdrawal benefit liability	$-	$-	$6,570	$6,570
Guaranteed minimum accumulation benefit liability	-	-	7,068	7,068
Derivatives embedded in reinsurance contracts	-	(686)	-	(686)
Total other policy liabilities	-	(686)	13,638	12,952

Other liabilities
Bank overdrafts	8,479	-	-	8,479

Total liabilities measured at fair value on a recurring basis	$8,479	$(686)	$13,638	$21,431

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

5. FAIR VALUE MEASUREMENT (continued)

Fair Value Hierarchy

The following table presents the Company's categories for its assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale fixed maturity securities
Asset-backed and mortgage-backed securities	$-	$6,220	$-	$6,220
Foreign government	-	-	-	-
States and political subdivisions	-	-	-	-
U.S. treasury and agency securities	4,412	-	-	4,412
Corporate securities	-	135,118	2,374	137,492
Total available-for-sale fixed maturity securities	4,412	141,338	2,374	148,124

Trading fixed maturity securities
Asset-backed and mortgage-backed securities	-	50,869	8,500	59,369
Foreign governments	-	5,301	-	5,301
States and political subdivisions	-	-	-	-
U.S. treasury and agency securities	9,584	-	-	9,584
Corporate securities	-	903,803	10,752	914,555
Total trading fixed maturity securities	9,584	959,973	19,252	988,809

Short-term investments (Note 1)	115,969	-	-	115,969
Other invested assets	1,600	2,887	-	4,487
Cash and cash equivalents	261,989	-	-	261,989
Total investments and cash	393,554	1,104,198	21,626	1,519,378

Other assets
Separate account assets (1) (2)	3	686,366	4,970	691,339

Total assets measured at fair value on a recurring basis	$393,557	$1,790,564	$26,596	$2,210,717

(1)	Pursuant to the conditions set forth in FASB ASC Topic 944, the value of separate account liabilities is set to equal the fair value of the separate account assets.
(2)	Excludes $0.8 million, primarily related to investment sales receivable, net of investment purchases payable, that are not subject to FASB ASC Topic 820.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

5. FAIR VALUE MEASUREMENT (continued)

Fair Value Hierarchy (continued)

The following table presents the Company's categories for its liabilities measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Liabilities
Other policy liabilities
Guaranteed minimum withdrawal benefit liability	$-	$-	$10,555	$10,555
Guaranteed minimum accumulation benefit liability	-	-	37,096	37,096
Derivatives embedded in reinsurance contracts	-	(12,001)	-	(12,001)
Total other policy liabilities	-	(12,001)	47,651	35,650

Other liabilities
Bank overdrafts	12,587	-	-	12,587

Total liabilities measured at fair value on a recurring basis	$12,587	$(12,001)	$47,651	$48,237

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

5. FAIR VALUE MEASUREMENT (continued)

The following table shows a reconciliation of the beginning and ending balances for assets which are categorized as Level 3 for the year ended December 31, 2009:
Assets	Beginning balance	Total realized and unrealized gains (losses)		Purchases, issuances, and settlements (net)	Transfers in and/or (out) of level 3 (2)	Ending balance	Change in unrealized gains (losses) included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income
Available-for-sale fixed maturity securities
Asset-backed securities	$-	$-	$-	$-	$-	$-	$-
Collaterized mortgage obligations	-	-	-	-	-	-	-
Residential mortgage-backed securities	-	-	-	-	-	-	-
Commercial mortgage-backed securities	-	-	-	-	-	-	-
Foreign government & agency securities	-	-	-	-	-	-	-
U.S. States and political subdivisions securities	-	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-	-
Corporate securities	2,374	(123)	720	(173)	-	2,798	-
Total available-for-sale fixed maturity securities	2,374	(123)	720	(173)	-	2,798	-

Trading fixed maturity securities
Asset-backed securities	8,500	1,325	-	-	-	9,825	1,325
Collaterized mortgage obligations	-	-	-	-	-	-	-
Residential mortgage-backed securities	-	-	-	-	-	-	-
Commercial mortgage-backed securities	-	-	-	-	-	-	-
Foreign government & agency securities	-	-	-	-	-	-	-
U.S. states and political subdivisions securities	-	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-	-
Corporate securities	10,752	4,408	-	(218)	3,093	18,035	5,855
Total trading fixed maturity securities	19,252	5,733	-	(218)	3,093	27,860	7,180

Other invested assets	-	-	-	-	-	-	-
Cash and cash equivalents	-	-	-	-	-	-	-
Total investments and cash	21,626	5,610	720	(391)	3,093	30,658	7,180

Other assets
Separate account assets (1)	4,970	22	-	2,649	-	7,641	312

Total assets measured at fair value on a recurring basis	$26,596	$5,632	$720	$2,258	$3,093	$38,299	$7,492

(1)
The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(2)	Transfers in and/or (out) of Level 3 during the year ended December 31, 2009 are primarily attributable to changes in the observability of inputs used to price the securities.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

5. FAIR VALUE MEASUREMENT (continued)

The following table shows a reconciliation of the beginning and ending balances for liabilities which are categorized as Level 3 for the year ended December 31, 2009:

	Beginning balance	Total realized and unrealized (gains) losses		Purchases, issuances, and settlements (net)	Transfers in and/or (out) of level 3	Ending balance	Change in unrealized (gains) losses included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income
Liabilities
Other policy liabilities
Guaranteed minimum withdrawal benefit liability	$10,555	$(7,429)	$-	$3,444	$-	$6,570	$(7,022)
Guaranteed minimum accumulation benefit liability	37,096	(32,649)	-	2,621	-	7,068	(31,933)
Derivatives embedded in reinsurance contracts	-	-	-	-	-	-	-
Total other policy liabilities	47,651	(40,078)	-	6,065	-	13,638	(38,955)

Other liabilities
Bank overdrafts	-	-	-	-	-	-	-

Total liabilities measured at fair value on a recurring basis	$47,651	$(40,078)	$-	$6,065	$-	$13,638	$(38,955)

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

5. FAIR VALUE MEASUREMENT (continued)

The following table shows a reconciliation of the beginning and ending balances for assets which are categorized as Level 3 for the year ended December 31, 2008:

Assets	Beginning balance	Total realized and unrealized gains (losses)	Purchases, issuances, and settlements (net)		Transfers in and/or (out) of level 3 (2)	Ending balance	Change in unrealized gains (losses) included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income
Available-for-sale fixed maturity securities
Asset-backed and mortgage-backed securities	$-	$-	$-	$-	$-	$-	$-
Foreign government	-	-	-	-	-	-	-
States and political subdivisions	-	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-	-
Corporate securities	2,637	111	(1,999)	(149)	1,774	2,374	-
Total available-for-sale fixed maturity securities	2,637	111	(1,999)	(149)	1,774	2,374	-

Trading fixed maturity securities
Asset-backed and mortgage-backed securities	-	(1,650)	-	-	10,150	8,500	(1,650)
Foreign governments	-	-	-	-	-	-	-
States and political subdivisions	-	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-	-
Corporate securities	13,237	(4,285)	-	(161)	1,961	10,752	(3,502)
Total trading fixed maturity securities	13,237	(5,935)	-	(161)	12,111	19,252	(5,152)

Other invested assets	-	-	-	-	-	-	-
Cash and cash equivalents	-	-	-	-	-	-	-
Total investments and cash	15,874	(5,824)	(1,999)	(310)	13,885	21,626	(5,152)

Other assets
Separate account assets (1)	-	(574)	-	5,544	-	4,970	(575)

Total assets measured at fair value on a recurring basis	$15,874	$(6,398)	$(1,999)	$5,234	$13,885	$26,596	$(5,727)

(1)
The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(2)	Transfers in and/or (out) of Level 3 during the year ended December 31, 2008 are primarily attributable to changes in the observability of inputs used to price the securities.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

5. FAIR VALUE MEASUREMENT (continued)

The following table shows a reconciliation of the beginning and ending balances for liabilities which are categorized as Level 3 for the year ended December 31, 2008:

	Beginning balance	Total realized and unrealized (gains) losses		Purchases, issuances, and settlements (net)	Transfers in and/or (out) of level 3	Ending balance	Change in unrealized (gains) losses included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income
Liabilities
Other policy liabilities
Guaranteed minimum withdrawal benefit liability	$349	$9,398	$-	$808	$-	$10,555	$9,429
Guaranteed minimum accumulation benefit liability	2,850	31,857	-	2,389	-	37,096	31,975
Derivatives embedded in reinsurance contracts	-	-	-	-	-		-
Total other policy liabilities	3,199	41,255	-	3,197	-	47,651	41,404

Other liabilities
Bank overdrafts	-	-	-	-	-	-	-

Total liabilities measured at fair value on a recurring basis	$3,199	$41,255	$-	$3,197	$-	$47,651	$41,404

Assets Measured at Fair Value on a Nonrecurring Basis

The following table presents the Company’s categories for its assets measured at fair value on a nonrecurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total Fair Value	Total Gains (Losses)
Asset
VOCRA	$-	$-	$5,766	$5,766	$(2,600)

At December 31, 2009, the Company determined that the VOCRA asset was impaired and recorded an impairment charge of $2.6 million.  The impairment charge was allocated to the Group Protection Segment.  The fair value of VOCRA was calculated as the sum of the undiscounted cash flows the Company expects to realize based on the segment’s anticipated long-term profit margins.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

5. FAIR VALUE MEASUREMENT (continued)

The FV Option

FASB ASC Topic 825 provides entities the option to measure certain financial assets and financial liabilities at fair value (the “FV Option”) with changes in fair value recognized in earnings each period.  FASB ASC Topic 825 also permits the FV Option election on an instrument-by-instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument.  As of January 1, 2008, the Company elected to apply the provisions of FASB ASC Topic 825 for fixed maturity securities attributable to certain life, health and annuity products, which had previously been designated as available-for-sale.  At December 31, 2007, such available-for-sale securities had a market value of $1,112.7 million and an amortized cost of $1,135.6 million, and were reclassified as trading securities on January 1, 2008.

The Company adopted the FV option to align its accounting policies with those of its parent, Sun Life U.S.  Sun Life U.S. has adopted the FV option to mitigate earnings volatility caused by changes in the fair values of its derivative instruments and changes in the fair value of its fixed maturity investments.  Additionally, this election provides greater accounting consistency with SLF, and will make it possible for the Company to employ different investment strategies in the future, whereby portfolio trading will not influence the Company’s accounting.

Effective January 1, 2008, in accordance with FASB ASC Topic 825 and FASB ASC Topic 230 “Statement of Cash Flows,” the Company changed the presentation of purchases and sales of its fixed maturity securities designated as trading in the statement of cash flows to be in line with the nature and purpose for which those securities were acquired, which was to not sell them in the near term.  Purchases and sales of these securities are reported gross in the investing activities section of the consolidated statements of cash flows.

Investment income for both trading and available-for-sale fixed maturity securities is recognized when earned, including amortization of any premium or accretion of any discount, and the effect of estimated principal repayments, if applicable.  Investment income is reported as a component of net investment income (loss) in the consolidated statements of operations.

As a result of the adoption of FASB ASC Topic 825, the Company recorded an increase to opening accumulated other comprehensive income and a decrease to opening retained earnings of $7.4 million, related to the unrealized loss on investments, net of DAC, VOBA, policyholder liabilities, and tax effects at January 1, 2008.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

6. NET REALIZED INVESTMENT (LOSSES) GAINS

Net realized investment (losses) gains on available-for-sale fixed maturity securities and other investments, excluding OTTI losses on fixed maturity securities, consisted of the following for the years ended December 31:

	2009	2008	2007

Fixed maturity securities	$(26)	$86	$1,028
Mortgage loans	(2,810)	236	(21)
Other invested assets	17	18	18
Sales of previously impaired assets	4	-	311
Net realized investment (losses) gains	$(2,815)	$340	$1,336

7. NET INVESTMENT INCOME (LOSS)

Net investment income (loss) by asset class consisted of the following for the years ended December 31:

	2009	2008	2007

Fixed maturity securities – Interest and other income	$64,161	$68,096	$84,065
Fixed maturity securities – Change in fair value and net realized gains (losses) on trading securities	163,522	(185,548)	-
Mortgage loans	10,536	10,712	11,249
Income ceded under funds withheld reinsurance agreements	(3,682)	(4,451)	-
Other	408	285	266
Gross investment income (loss)	234,945	(110,906)	95,580
Less: Investment expenses	1,729	1,602	1,271
Net investment income (loss)	$233,216	$(112,508)	$94,309

Ceded investment income on funds withheld reinsurance portfolios is included as a component of net investment income and is accounted for consistent with the policies outlined in Note 1.  The ceded investment income relates to the funds withheld reinsurance agreement between the Company and SLOC and is further described in Note 9, in the section pertaining to the Individual Protection Segment.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

FASB ASC Topic 825 excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments at December 31:

	2009		2008
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 175,322	$ 175,322	$ 261,989	$ 261,989
Short-term investments (Note 1)	58,991	58,991	115,969	115,969
Fixed maturity securities	1,570,485	1,570,485	1,136,933	1,136,933
Mortgage loans	161,498	165,732	171,889	173,557
Policy loans	270	309	156	164
Other invested assets	542	542	4,529	4,529
Separate account assets	989,939	989,939	690,524	690,524

Financial liabilities:
Contractholder deposit funds and other policy liabilities	1,490,219	1,458,243	1,275,160	1,231,100
Other liabilities	8,479	8,479	12,587	12,587
Separate account liabilities	989,939	989,939	690,524	690,524

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Interest receivable on the above financial instruments is stated at carrying value which approximates fair value.

Cash and cash equivalents and short-term investments: The carrying value for cash, cash equivalents and short-term investments approximates fair value due to the short-term nature and liquidity of the balance.

Fixed maturity securities: The Company determines the fair value of its publicly traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining two methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.  The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

8. FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

Fixed maturity securities (continued): Structured securities, such as CMOs, CMBS, RMBS, and ABS, are priced using a fair value model or independent broker quotations.  CMBS securities, which are a subset of the Company's CMO holdings, are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Other CMOs and ABS are priced using models and independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS, CMBS, and CMOs.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using models, which take into account credit spreads for publicly-traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturity securities are also priced using market prices or broker quotes.

Mortgage loans: The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans:  The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other invested assets:  This financial instrument category consists primarily of equity securities at December 31, 2009.  The fair value of equity securities is based on quoted market prices.  At December 31, 2008, other invested assets consisted primarily of certain cash instruments and fixed maturity securities, which were purchased using cash collateral related to a securities lending program in which the Company participated prior to December 31, 2009.  The fair value of the cash instrument is consistent with the method used in calculating the fair value of the cash and cash equivalents, as described above.  The pricing methods used for the fixed maturity securities component of the securities lending program is as explained in the fair value of fixed maturity securities above.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Contractholder deposit funds and other policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.  The fair values of S&P 500 Index and other equity-linked embedded derivatives are produced using standard derivative valuation techniques.  GMAB or GMWBs are considered to be derivatives under FASB ASC Topic 815 and are included in contractholder deposit funds.  Consistent with the provisions of FASB ASC Topic 820, the Company incorporates risk margins and the Company’s own credit standing, as well as changes in assumptions regarding policyholder behavior, in the calculation of the fair value of embedded derivatives.

Other liabilities:  This financial instrument consists of issued checks and transmitted wires that have not been cashed and processed in the Company’s bank accounts as of the end of the reporting period.  The fair value of other liabilities is consistent with the method used in calculating the fair value of cash and cash equivalents, as described above.

-  -

 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

9. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  Management believes that any liability from this contingency is unlikely.

The effects of the Company’s reinsurance agreements in the consolidated statements of operations were as follows:

	For the Years Ended December 31,
	2009	2008	2007

Premiums and annuity considerations:
Direct	$71,971	$51,585	$47,194
Assumed	52,856	63,365	46,582
Ceded	(4,955)	(3,879)	(2,894)
Net premiums and annuity considerations	$119,872	$111,071	$90,882

Fee and other income:
Direct	$29,486	$27,074	$28,733
Assumed	-	-	-
Ceded	(24,383)	(17,393)	(2,085)
Net fee and other income	$5,103	$9,681	$26,648

Interest credited:
Direct	$51,344	$48,063	$51,390
Assumed	24	-	-
Ceded	(3,513)	(2,934)	-
Net interest credited	$47,855	$45,129	$51,390

Policyowner benefits:
Direct	$58,962	$42,598	$43,967
Assumed	38,313	42,663	30,018
Ceded	(19,044)	(4,472)	(4,676)
Net policyowner benefits	$78,231	$80,789	$69,309

Other operating expenses:
Direct	$46,365	$47,728	$33,200
Assumed	5,983	6,104	3,865
Ceded	(9,235)	(8,991)	(648)
Net commission and other operating expenses	$43,113	$44,841	$36,417
-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

9. REINSURANCE (continued)

A brief discussion on the Company’s significant reinsurance agreements by business segment follows.  Refer to Note 16 for additional information on the Company’s business segments.

Individual Protection Segment

Effective December 31, 2007, the Company entered into a funds withheld reinsurance agreement with SLOC under which SLOC will fund AXXX reserves, attributable to certain UL policies sold by the Company.  Under this agreement, the Company ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis, certain in-force policies at December 31, 2007.  Future new business will also be reinsured under this agreement.  Pursuant to this agreement, the Company held the following assets and liabilities at December 31:

	2009	2008
Assets Reinsurance receivable	$103,802	$77,628
Other assets	-	2,676

Liabilities Contractholder deposit funds and other policy liabilities	84,606	63,210
Future contract and policy benefits	10,518	3,162
Reinsurance payable	182,000	140,832
Other liabilities	-	1,057

Reinsurance payable includes a funds withheld liability of $128.4 million and $89.4 million at December 31, 2009 and 2008, respectively; and a deferred gain of $50.3 million and $51.4 million at December 31, 2009 and 2008, respectively.  The funds withheld assets comprised of trading fixed maturity securities and mortgage loans are being managed by the Company.  The coinsurance treaty with funds withheld gives rise to an embedded derivative requiring that it be separated from the host reinsurance contract.  The fair value of the embedded derivative reduced contractholder deposit funds and other policy liabilities by $0.7 million and $12.0 million at December 31, 2009 and 2008, respectively, and (decreased) increased net income on embedded derivatives by $(11.3) million and $12.0 million for the years ended December 31, 2009 and 2008, respectively.

In addition, the activities related to the reinsurance agreement have decreased revenues by $29.0 million and $9.7 million, and decreased expenses by $20.9 million and $11.5 million for the years ended December 31, 2009 and 2008, respectively.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

9. REINSURANCE (continued)

Group Protection Segment

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company’s group life contracts.  Under this agreement, certain group life mortality benefits are reinsured on a yearly- renewable term basis.  The agreement provides that the unrelated company will reinsure amounts in excess of $0.7 million per claim for group life contracts and $0.3 million per claim for group accidental death and dismemberment contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure specific claims for amounts in excess of $2.0 million per claim for stop loss contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure amounts in excess of $10 thousand per claim per month for long-term disability contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures 100% of the risks on a quota share basis for certain specific group life and disability policies.

As previously described, the Company has an agreement, effective May 31, 2007, to assume the net risks of an affiliate, SLHIC, for its New York-issued policies.  Pursuant to this agreement, the Group Protection Segment held policyholder liabilities of $30.3 million and $32.8 million at December 31, 2009 and 2008, respectively.  In addition, the activities related to the reinsurance agreement have increased revenues in the Group Protection Segment by $52.9 million, $63.4 million and $46.6 million for the years ended December 31, 2009, 2008 and 2007, respectively, and have increased expenses by $44.3 million, $49.3 million and $33.9 million for the years ended December 31, 2009, 2008 and 2007, respectively.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

10. RETIREMENT PLANS

Effective as of the close of business on December 31, 2009, the sponsorship of the Company’s retirement plans was changed from Sun Life U.S. to Sun Life Financial (U.S.) Services Company, Inc. (“Sun Life Services”), an affiliated company.  The change in sponsorship did not change the provisions of the related retirement plans.

Pension Plan

The Company participates in a non-contributory defined benefit pension plan (the “Pension Plan”) that is sponsored by Sun Life Services, which is directly liable for the related obligations.  Benefits under the Pension Plan are based on years of service and employees’ average compensation.  Since January 1, 2006, the plan no longer allows new participants from joining the Pension Plan.  The Company is allocated a portion of the Pension Plan’s expenses, or allocated a credit if expected return on plan assets exceeds the Pension Plan’s expenses.  The Company had allocated expenses (credits) of $0.4 million, $(0.3) million and $(0.2) million for the years ended December 31, 2009, 2008 and 2007, respectively.

Savings and Investment Plans

The Company participates in a savings plan that qualifies under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”) sponsored by Sun Life Services, for which substantially all employees of at least age 21 are eligible to participate at date of hire.  Employer contributions are matched up to a specified amount of the employee’s contributions to the 401(k) Plan.  The Company’s direct expenses for employer contributions were less than $0.1 million for the year ended December 31, 2007.  Due to plan amendments, the Company did not have direct expenses for the 401(k) Plan for the years ended December 31, 2009 or 2008.  However, the Company has been allocated a portion of 401(k) Plan expenses incurred by Sun Life U.S.  The allocated expenses were $0.3 million, $0.3 million and $0.3 million for the years ended December 31, 2009, 2008 and 2007, respectively.

Effective January 1, 2006, the savings and investment plans also include a retirement investment account (“RIA”) that qualifies under Section 401(a) of the Internal Revenue Code.  Additional information on the RIA can be found in Note 10 in the 2009 Form 10-K of Sun Life U.S.  The Company is allocated a portion of the RIA expenses incurred by Sun Life U.S.  The allocated expenses were $0.5 million, $0.9 million and $0.8 million for the years ended December 31, 2009, 2008 and 2007, respectively.

Other Post-Retirement Benefit Plans

The Company participates in a plan sponsored by Sun Life Services that provides certain health, dental and life insurance benefits (“post-retirement benefits”) for retired employees and dependents.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age, or retire early upon satisfying an alternate age-plus-service condition.  Life insurance benefits are generally set at a fixed amount.  The Company’s direct expenses were less than $0.1 million for the year ended December 31, 2007.  Due to plan amendments, the Company did not have direct expenses for post-retirement benefits for the years ended December 31, 2009 or 2008.  The Company is allocated a portion of the post-retirement benefit plan expenses incurred Sun Life U.S.  The allocated expenses were $0.2 million, $0.3 million and $0.2 million for the years ended December 31, 2009, 2008 and 2007, respectively.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

11. FEDERAL INCOME TAXES

The Company accounts for current and deferred income taxes in the manner prescribed by FASB ASC Topic 740.  A summary of the components of income tax expense (benefit) in the consolidated statements of operations for the years ended December 31 is as follows:
	2009	2008	2007
Income tax expense (benefit):
Current	$23,394	$(24,810)	$8,651
Deferred	6,256	(15,318)	290

Total federal income tax expense (benefit)	$29,650	$(40,128)	$8,941

Federal income taxes attributable to the Company’s consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%.  The following is a summary of the differences between the expected income tax expense (benefit) at the prescribed U.S. federal statutory income tax rate and the total amount of income tax expense (benefit) the Company has recorded:

	2009	2008	2007

Expected federal income tax expense (benefit)	$35,407	$(56,396)	$9,571
Prior year adjustments	(141)	(155)	(208)
Separate account dividend received deduction	(563)	(563)	(438)
Valuation allowance – capital losses	(5,080)	5,080	-
Goodwill impairment	-	11,878	-
Adjustment to tax contingency reserves	-	22	-
Other items	27	6	16

Total income tax expense (benefit)	$29,650	$(40,128)	$8,941

The net deferred tax asset represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes.  The components of the Company’s net deferred tax asset as of December 31 were as follows:

	2009	2008

Deferred tax assets:
Actuarial liabilities	$41,597	$32,631
Tax loss carryforwards	8,453	5,267
Investments, net	-	39,488
Other	17,317	20,567
Gross deferred tax assets	67,367	97,953
Valuation allowance	-	(5,080)
Total deferred tax assets	67,367	92,873

Deferred tax liabilities:
Deferred policy acquisition costs	(51,982)	(70,246)
Other	(9,555)	-
Total deferred tax liabilities	(61,537)	(70,246)

Net deferred tax asset	$5,830	$22,627

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

11. FEDERAL INCOME TAXES (continued)

Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company performs the required recoverability (realizability) test of its ability to realize its recorded net deferred tax assets.  In making this determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations.  In projecting future taxable income and sources of capital gains, the Company utilizes historical and current operating results and incorporates assumptions including the amount of future federal and state pre-tax operating income, the reversal of temporary differences, and the implementation of prudent and feasible tax planning strategies.

The Company’s net deferred tax asset of $5.8 million at December 31, 2009 is comprised of gross deferred tax assets and gross deferred tax liabilities.  The gross deferred tax assets are primarily related to actuarial liabilities and capital loss carryforward generated in 2009.  At December 31, 2009, the Company had $24.2 million of capital loss carryforward.  If unutilized, the capital loss carryforward will expire in 2014.

The Company recorded a valuation allowance of $5.1 million in the statement of operations relating to the tax benefits associated with realized investment impairment losses recorded during the third and fourth quarters of 2008. The Company reversed the previously recorded valuation allowance of $5.1 million during the year ended December 31, 2009, because the Company believes that it is more likely than not that the deferred tax assets related to the impairment losses will be realized due to a tax planning strategy executed during the year related to certain mortgage-backed securities, the Company’s intent and ability to hold the related investment securities to maturity, and other tax planning strategies. For the remaining unrealized investment losses, the Company believes that it is more likely than not that the related deferred tax assets will be realized due to the Company’s intent and ability to hold the related investment securities to recovery of amortized cost.

FASB ASC Topic 740 establishes a comprehensive reporting model which addresses how a business entity should recognize, measure, present and disclose uncertain tax positions that the entity has taken or plans to take on a tax return.  Upon adoption of FASB ASC Topic 740, the Company recognized a decrease of $38 thousand in the liability for unrecognized tax benefits (“UTBs”) and related net interest, which was accounted for as an increase to its January 1, 2007 balance of retained earnings.

The asset (liability) for UTBs related to permanent and temporary tax adjustments, exclusive of interest, was $2.2 million, $2.2 million, and $(2.5) million at December 31, 2009, 2008 and 2007, respectively.  Of the $2.2 million, $0.3 million represents the amount of UTBs that, if recognized, would favorably affect the Company’s effective income tax rate in future periods, exclusive of any related interest.  In addition, the Company recorded a net reclassification of $2.5 million of income taxes from deferred tax liabilities to accrued expenses and taxes at December 31, 2009.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

11. FEDERAL INCOME TAXES (continued)

The net decrease (increase) in the tax asset (liability) for UTBs of $24 thousand, $4.7 million, and $(2.0) million in the years ended December 31, 2009, 2008 and 2007, respectively, resulted from the following:

	2009	2008	2007
Asset (liability) balance at January 1,	$2,249	$(2,520)	$(554)
Gross increases related to tax positions in prior years	-	(22)	(2,464)
Gross decreases related to tax positions in prior years	(24)	4,791	498
Gross increases related to tax positions in current year	-	-	-
Settlements	-	-	-
Close of tax examinations/statutes of limitations	-	-	-

Asset (liability) balance at December 31,	$2,225	$2,249	$(2,520)

The Company has elected to recognize interest and penalties accrued related to UTBs in interest income or expense, included in other operating expenses.  During the years ended December 31, 2008 and 2007, the Company recognized $0.6 million and $(0.1) million in gross interest income (expense) related to UTBs, respectively.  During the year ended December 31, 2009, the Company did not recognize interest income or expense related to UTBs.  The Company had approximately $0.6 million of interest benefit accrued at both December 31, 2009 and 2008.  The Company has not accrued any penalties.

While the Company expects the amount of unrecognized tax liabilities to change in the next twelve months, it does not expect the change to have a significant impact on its results of operations or financial position.

The Company files federal income tax returns and income tax returns in various state and local jurisdictions.  With few exceptions, the Company is no longer subject to examinations by the tax authorities in these jurisdictions for tax years before 2001.  In August 2006, the IRS issued a Revenue Agent’s Report for 2001 and 2002 tax years for which the Company participated in a consolidated federal income tax return with SLC - U.S. Ops Holdings and other affiliates.  The Company disagreed with some of the proposed adjustments for the consolidated returns, and the case was assigned to the Appeals Division of the IRS.  A settlement was reached and formally approved by the Company on January 11, 2010.  The effects of the settlement are in line with the Company’s previous expectations and have no material impact on the financial statements.

While the final outcome of the appeal and ongoing tax examination is not determinable, the Company has adequate liabilities accrued and does not believe that any adjustments would be material to its financial position.  The Company filed a separate federal income tax return for five calendar tax years from 2003 to 2007.  The statute of limitations has expired for tax years ended December 31, 2003, 2004 and 2005 and the Company is not currently under audit for tax years ended December 31, 2006 and 2007.

The Company will participate in a consolidated federal income tax return with SLC - U.S. Ops Holdings and other affiliates for the year ended December 31, 2009.  The Company participated in a consolidated federal income tax return with SLC - U.S. Ops Holdings and other affiliates for the year ended December 31, 2008.

The Company makes or receives payments under certain tax sharing agreements with SLC - U.S. Ops Holdings when the Company participates in a consolidated federal income tax return with SLC - U.S. Ops Holdings and other affiliates.  Under these agreements, such payments are determined based on the Company’s stand-alone taxable income (as if it were filing as a separate company) and based upon the SLC - U.S. Ops Holdings’ consolidated group’s overall taxable position.  The Company made net federal tax payments of $14.4 million, $20.0 million and $0.1 million for the years ended December 31, 2009, 2008 and 2007, respectively.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

12. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses, which is related to the Company’s group life, group disability insurance, group dental and group stop loss products is summarized below:

	2009	2008	2007

Balance at January 1	$71,316	$74,878	$36,689
Less: reinsurance recoverable	(5,347)	(5,921)	(5,906)
Net balance at January 1	65,969	68,957	30,783
Incurred related to:
Current year	86,905	79,725	96,377
Prior years	(5,817)	(6,557)	(1,805)
Total incurred	81,088	73,168	94,572
Paid losses related to:
Current year	(58,598)	(53,615)	(47,531)
Prior years	(21,216)	(22,541)	(8,867)
Total paid	(79,814)	(76,156)	(56,398)

Balance at December 31	72,953	71,316	74,878
Less: reinsurance recoverable	(5,710)	(5,347)	(5,921)
Net balance at December 31	$67,243	$65,969	$68,957

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and events occur which may impact the resolution of unsettled claims.  Changes in prior estimates are recorded in results of operations in the year such changes are made.

As a result of changes in estimates of insured events in prior years, the liability for unpaid claims and claims adjustment expense decreased by $5.8 million, $6.6 million and $1.8 million in 2009, 2008 and 2007, respectively.  The decreases in liabilities during 2009 and 2008 were driven by better than expected loss experience in both group life and group disability.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

13.  LIABILITIES FOR CONTRACT GUARANTEES

The Company offers various guarantees to certain policyholders, including a return of no less than (a) total deposits made on the contract, adjusted for any customer withdrawals, (b) total deposits made on the contract, adjusted for any customer withdrawals, plus a minimum return, or (c) the highest contract value on a specified anniversary date, minus any customer withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2009:

Benefit Type	Account Balance	Net Amount at Risk (1)	Average Attained Age
Minimum Death	$1,057,522	$85,168	63.9
Minimum Accumulation or Withdrawal	$636,830	$24,110	62.0

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2008:

Benefit Type	Account Balance	Net Amount at Risk (1)	Average Attained Age
Minimum Death	$753,606	$204,393	64.2
Minimum Accumulation or Withdrawal	$344,691	$78,574	62.0

(1) Net amount at risk represents the difference between the guaranteed benefit and account balance.

The following roll-forward summarizes the change in reserve for the GMDBs for the years ended December 31:

	2009	2008
Balance at January 1	$5,620	$710
Benefit Ratio Change / Assumption Changes	(3,253)	5,319
Incurred guaranteed benefits	1,260	631
Paid guaranteed benefits	(2,399)	(1,257)
Interest	421	217

Balance at December 31	$1,649	$5,620

Because the Company has not issued products that contain a guaranteed minimum income benefit (“GMIB”), there was no requirement for a GMIB reserve as of December 31, 2009 or 2008.

The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments.  The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges.  The benefit ratio may be in excess of 100%.  For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance.  For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

13.  LIABILITIES FOR CONTRACT GUARANTEES (continued)

Projected benefits and assessments used in determining the liability for contract guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected future gross profits.  Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant’s attained age.

The liability for guarantees is re-evaluated regularly, and adjustments are made to the liability balance through a charge or credit to policyholder benefits.

GMABs and GMWBs are considered to be derivatives under FASB ASC Topic 815 and are recorded at fair value through earnings.  The Company records GMAB and GMWB liabilities in its consolidated balance sheets as part of contractholder deposit funds and other policy liabilities.  The Company includes the following unobservable inputs in its calculation of the embedded derivatives:

Actively-Managed Volatility Adjustments – This component incorporates the basis differential between the observable implied volatilities for each index and the actively-managed funds underlying the variable annuity product.  The adjustment is based on historical actively-managed fund volatilities and historical weighted-average index volatilities.

Credit Standing Adjustment – This component makes an adjustment that market participants would make to reflect the non-performance risk associated with the embedded derivatives.  The adjustment is based on the published credit spread for insurance companies with a rating equal to the rating of the Company.

Behavior Risk Margin – This component adds a margin that market participants would require for the risk that the Company's best estimate policyholder behavior assumptions could differ from actual experience.  This risk margin is determined by taking the difference between the fair value based on adverse policyholder behavior assumptions and the fair value based on best estimate policyholder behavior assumptions, using assumptions the Company believes market participants would use in developing risk margins.

The net balance of GMABs and GMWBs constituted a liability in the amount of $13.6 million and $47.7 million at December 31, 2009 and 2008, respectively.

14. DEFERRED POLICY ACQUISITION COSTS

The following roll-forward summarizes the changes in DAC for the years ended December 31:

	2009	2008

Balance at January 1	$233,401	$118,126
Acquisition costs deferred	53,121	27,648
Amortized to expense during the year	(102,556)	87,627
Balance at December 31	$183,966	$233,401

Refer to Note 1 for information regarding the deferral and amortization methodologies related to DAC.

The DAC asset under GAAP cannot exceed accumulated deferrals, plus interest.  At December 31, 2008, the Company reached the cap for its DAC asset related to certain fixed annuity products and reported the DAC asset for these products at historical accumulated deferrals with interest.  In addition, the Company tests its DAC asset for future recoverability on a quarterly basis, and has determined that the asset is not impaired at December 31, 2009.  In the third quarter of 2009, the Company wrote down DAC by $14.4 million as a result of loss recognition related to certain annuity products.  The charge for loss recognition is included in DAC amortization expense and allocated to the Wealth Management Segment.

-  -

 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

15. VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

The following roll-forward summarizes the changes in combined VOBA and VOCRA for the years ended December 31:

	2009	2008

Balance at January 1	$10,742	$16,071
Amortized to expense during the year	(4,976)	(5,329)
Balance at December 31	$5,766	$10,742

As of December 31, 2009, the VOBA asset was fully amortized.  The Company tested the VOCRA asset for impairment in the fourth quarter of 2009 and determined that the fair value of VOCRA was lower than its carrying value.  Accordingly, the Company has decreased the carrying value of VOCRA and recorded an impairment charge of $2.6 million, which is included in VOBA and VOCRA amortization expense in the Group Protection Segment for the year ended December 31, 2009.

16. SEGMENT INFORMATION

As described below, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.  Each segment is defined consistently with the way results are evaluated by the chief operating decision-maker.

Net investment income is allocated based on segmented assets by line of business.  Allocations of operating expenses among segments are made using both standard rates and actual expenses incurred.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not materially depend on one or a few customers, brokers or agents for a significant portion of its operations.

Wealth Management

The Wealth Management Segment markets, sells and administers fixed and variable annuity products.

Group Protection

The Group Protection Segment markets, sells and administers group life, group stop loss, group long-term disability, group short-term disability, and group dental insurance products.  These products are sold to small and mid-size employers that provide group benefits for their employees.

Individual Protection

The Individual Protection Segment markets, sells and administers universal life insurance, variable universal life insurance and conversions from the Company’s group life product.

Corporate

The Corporate Segment includes the unallocated capital of the Company and items not otherwise attributable to the other segments.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

16. SEGMENT INFORMATION (continued)

The following amounts pertained to the various business segments:

Year ended December 31, 2009

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals

Total revenues	$255,803	$135,242	$(12,341)	$(811)	$377,893
Total expenditures	170,992	119,134	(9,992)	(3,403)	276,731
Pretax income (loss)	84,811	16,108	(2,349)	2,592	101,162

Net income (loss)	$55,112	$10,470	$(1,527)	$7,457	$71,512

General account assets	$1,768,973	$173,077	$390,926	$41,418	$2,374,394
Separate account assets	964,190	-	25,749	-	989,939
Total assets	$2,733,163	$173,077	$416,675	$41,418	$3,364,333

Year ended December 31, 2008

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals

Total revenues	$(127,969)	$107,231	$(8,172)	$(5,891)	$(34,801)
Total expenditures	23,357	111,815	(5,392)	(3,451)	126,329
Pretax loss	(151,326)	(4,584)	(2,780)	(2,440)	(161,130)

Net loss	$(109,678)	$(2,939)	$(1,806)	$(6,579)	$(121,002)

General account assets	$1,479,664	$164,024	$263,920	$204,575	$2,112,183
Separate account assets	670,570	-	19,954	-	690,524
Total assets	$2,150,234	$164,024	$283,874	$204,575	$2,802,707

Year ended December 31, 2007

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals

Total revenues	$93,074	$93,253	$15,646	$2,412	$204,385
Total expenditures	80,877	93,232	7,019	(4,091)	177,037
Pretax income	12,197	21	8,627	6,503	27,348

Net income	$8,274	$13	$5,608	$4,512	$18,407

General account assets	$1,381,673	$120,942	$369,971	$68,973	$1,941,559
Separate account assets	927,134	-	1,874	-	929,008
Total assets	$2,308,807	$120,942	$371,845	$68,973	$2,870,567

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

17. REGULATORY FINANCIAL INFORMATION

The Company is required to file quarterly and annual statements with the New York State Insurance Department prepared on a statutory accounting basis prescribed or permitted by the State of New York.  For the years ended December 31, 2009, 2008 and 2007, there were no permitted practices followed.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, and deferred income taxes are calculated differently.  The Company’s statutory financials are not prepared on a consolidated basis.

The Company’s statutory capital and surplus, and net income (loss) were as follows:

	Unaudited for the Years ended December 31,
	2009	2008	2007

Statutory capital and surplus	$ 232,392	$ 207,348	$ 206,952
Statutory net income (loss)	17,570	(149,475)	(25,380)

18. DIVIDEND RESTRICTIONS

The Company’s ability to pay dividends is subject to certain statutory restrictions.  The State of New York has enacted laws governing the payment of dividends to stockholders by domestic insurers.  New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  The Company is permitted to pay dividends up to a maximum of $23.2 million in 2010 without prior approval from the New York Superintendent of Insurance.  No dividends were paid by the Company during 2009, 2008 or 2007.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

19. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

The components of accumulated other comprehensive loss as of December 31, were as follows :

	2009	2008	2007
Unrealized losses on available-for-sale securities	$(665)	$(30,782)	$(29,880)
Changes in reserves due to unrealized losses on available-for-sale securities	-	-	(592)
Changes in DAC due to unrealized gains on available-for-sale securities	-	-	11,780
Changes due to non-credit OTTI losses on available-for-sale securities	(4,010)	-	-
Tax effect and other	1,636	10,774	6,768

Accumulated other comprehensive loss	$(3,039)	$(20,008)	$(11,924)

20. COMMITMENTS AND CONTINGENCIES

Regulation and Regulatory Developments

Under the insurance guaranty fund laws of New York, insurers licensed to do business in the State of New York can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants.  The insurance guaranty laws of New York provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Litigation, Income Taxes and Other Matters

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends-received-deduction (the “DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD.  New DRD regulations that the IRS proposes for issuance on this matter will be subject to public comment, at which time the insurance industry and other interested parties will have the opportunity to raise comments and questions about the content, scope, and application of new regulations.  The timing, substance, and effective date of the new regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company ultimately receives.  For the years ended December 31, 2009 and 2008, the financial statements reflect benefits of $0.7 million and $0.7 million, respectively, related to the separate account DRD.

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial position, results of operations or cash flows of the Company.

-  -

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2009, 2008 and 2007

20. COMMITMENTS AND CONTINGENCIES (continued)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company also has agreed to indemnify its directors and certain of its officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimatable.  Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to five years.  As of December 31, 2009, minimum future lease payments under such leases were as follows:

2010	$326
2011	54
Thereafter	-
Total	380

Total rental expense for the years ended December 31, 2009, 2008 and 2007 was $1.5 million, $1.7 million and $1.5 million, respectively.

-  -

PART C

ITEM 26.  EXHIBITS

A.
Resolution of the Board of Directors of Sun Life Insurance and Annuity Company of New York, dated April 24, 2003, authorizing the establishment of Sun Life (N.Y.) Variable Account D (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

B.	None.

C.
(1) Principal Underwriting Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc., dated February 1, 2003 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(2) Amendment One to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on April 27, 2010.)

(3) Amendment Two to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on April 27, 2010.)

D.
(1)  Flexible Premium Combination Fixed and Variable Life Insurance Policy. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on July 29, 2009.)

(2)  Flexible Premium Combination Fixed and Variable Life Insurance Certificate. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on July 29, 2009.)

(3)  Accelerated Death Benefit Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(4) Payment of Stipulated Premium Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(5) Waiver of Monthly Deductions Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(6)  Charitable Giving Benefit Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(7)  Enhanced Cash Surrender Value Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(8)  Loan Lapse Protection Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(9)  Long Term Accumulation Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(10)  Travel Assistance Endorsement. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

E.
(1) Application for Flexible Premium Combination Fixed and Variable Life Insurance Certificate. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(2) Application for Scheduled Increases.

F.
Charter and By-Laws of Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Depositor's Quarterly Report on Form 10-Q, File No. 333-01079, filed with the Securities and Exchange Commission on May 14, 2004.)

G.
Specimen Reinsurance Contract. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on October 30, 2002.)

H.           (1)      Participation Agreement, dated April 11, 2000, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8d, File No. 333-67864, filed with the Securities and Exchange Commission on November 6, 2002.)

(2)      Amended and Restated Participation Agreement, dated December 13, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8e, File No. 333-83516, filed with the Securities and Exchange Commission on April 28, 2005.)

(3)      Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Insurance and Annuity Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8e, File No. 333-119151, filed with the Securities and Exchange Commission on May 2, 2005.)

(4)      Participation Agreement, dated September 1, 2001, by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8l, File No. 333-82957, filed with the Securities and Exchange Commission on July 27, 2001.)

(5)      Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, Exhibit 8g, File No. 333-102278, filed with the Securities and Exchange Commission on December 31, 2002.)

(6a)    Participation Agreement, dated February 17, 1998, by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8b, File No. 033-41628, filed with the Securities and Exchange Commission on April 26, 1999.)

(6b)
Amendment 3, dated April 17, 2000, to the Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.)Variable Account J on Form N-6, Exhibit 16b, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

(7)      Amended and Restated Participation Agreement, dated November 6, 2002, by and among MFS/Sun Life Series Trust, Sun Life Insurance and Annuity Company of New York, Sun Life Assurance Company of Canada (U.S.) and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8a, File No. 333-107983, filed with the Securities and Exchange Commission on May 28, 2004.)

(8)      Participation Agreement, dated August 1, 2003, by and among Sun Life Insurance and Annuity Company of New York, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit H10, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

(9)    Participation Agreement, dated September 30, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, First Eagle Sogen Variable Funds, Inc. and Arnhold and S. Bleichroeder, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, Exhibit H9, File No. 333-143353, filed with the Securities and Exchange Commission on May 30, 2007.)

(10)
Participation Agreement, dated September 16, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, Exhibit H10, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(11)    Participation Agreement, dated December 1, 2004, by and among Wanger Advisors Trust, Columbia Funds Distributor, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.  (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit H20, File No. 333-136435, filed with the Securities and Exchange Commission on August 9, 2006.)

(12)   Participation Agreement, dated October 1,2006, by and among  Sun Life Insurance and Annuity Company of New York, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, File No. 333-136435, filed with the Securities and Exchange Commission on January 18, 2007.)

(13)
Participation Agreement, dated August 6, 2004, by and among Sun Life Insurance and Annuity Company of New York, Van Kampen Life Investments Trust, Van Kampen Funds Inc., Van Kampen Asset Management. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, Exhibit H16, File No. 333-105438, filed with the Securities and Exchange Commission on May 2, 2005).

(14)
Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Insurance and Annuity Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, Exhibit H17, File No. 333-105438, filed with the Securities and Exchange Commission on May 2, 2005).

(15)
Participation Agreement, dated April 1, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Independence Life and Annuity Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, Exhibit H22, File No. 333-111688, filed with the Securities and Exchange Commission on April 27, 2007.)

(16)
Participation Agreement, dated April 1, 2007, by and among Sun Life Assurance Company of Canada (U.S.), M Fund, Inc., M Financial Investment Advisers, Inc. and Sun Life Insurance and Annuity Company of New York. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account I on Form N-6, Exhibit H16, File No. 333-143354, filed with the Securities and Exchange Commission on May 30, 2007.)

(17a)   Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on December 30, 2005.)

(17b)  Amendment 1, dated October 1, 2006, to the Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment 1 to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit 15b, File No. 333-136435, filed with the Securities and Exchange Commission on April 27, 2007.)

I.	(1)
Administrative Services Agreement  by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(2)           Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000.  (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

(3)           Third Party Administration Agreement between Sun Life Insurance and Annuity Company of New York and McCamish Systems, LLC. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on April 28, 2008.)

J. (1)	Powers of Attorney.

(2)
Resolution of the Board of Directors of the Depositor dated March 26, 2008, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, File No. 333-107983, filed with the Securities and Exchange Commission on February 27, 2009.)

K.           Legal Opinion.

L.           None.

M.           None.

N.           Consent of Independent Registered Public Accounting Firm.

O.           None.

P.           None.

Q.           None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor
Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and Chief Financial Officer and Treasurer
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Counsel
Leila Heckman Mesirow Financial 404 Lexington Avenue, 40th Floor New York, NY 10174	Director
Westley V. Thompson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Chairman, Director and President, SLF U.S.
Donald B. Henderson, Jr. Dewey & LeBoeuf, L.L.P. 125 West 55th Street New York, NY 10019	Director
Priscilla S. Brown Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Head of U.S. Marketing
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and Chief Actuary
Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
Sean N. Woodroffe Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations
Peter R. O’Flinn 344 Cream Hill Road West Cornwall, CT 06796	Director
Barbara Z. Shattuck Shattuck Hammond Partners LLC 630 Fifth Avenue, Suite 2950 New York, NY 10019	Director
David K. Stevenson 47 Village Avenue, Suite 301 Dedham, MA 02026	Director
Michael E. Shunney Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Manager, Employee Benefits Group
Janet Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Manager, Individual Life Insurance
John T. Donnelly Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director
Michael K. Moran Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director
Terrence J. Mullen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	President, Sun Life Financial Distributors
Stephen L. Deschenes Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Annuities
Stephen C. Peacher Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario, Canada M5H 1J9	Executive Vice President and Chief Investment Officer

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.),which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed April 27, 2010.

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

ITEM 29.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

(a)
Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, I and K, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, J and N and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

(b)
Name and Principal	Position and Offices
Business Address*	with Underwriter

Terrence J. Mullen	President and Director
Scott M. Davis	Director
Ronald H. Friesen	Director
Ann B. Teixeira	Assistant Vice President, Compliance
Michael S. Bloom	Secretary
Kathleen T. Baron	Chief Compliance Officer
William T. Evers	Assistant Vice President and Senior Counsel
Jane F. Jette	Financial/Operations Principal and Treasurer
Michelle D’Albero	Counsel
Matthew S. MacMillen	Tax Officer

*The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c)  Not applicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Insurance and Annuity Company of New York at its Home Offices at 60 East 42nd Street, Suite 1115, New York, NY 10165,  at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Sun Life Assurance Company of Canada (U.S.), at One Sun Life Executive Park, Wellesley Hills, MA 02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Insurance and Annuity Company of New York hereby represents that the aggregate fees and charges under the Certificate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life Insurance and Annuity Company of New York.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 27th day of April, 2010.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Depositor)

By: ___/s/ Westley V. Thompson*______________
Westley V. Thompson
President, SLF U.S.

Attest:	__/s/ Susan J. Lazzo_________________
Susan J. Lazzo
Assistant Vice President and Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	Director and President, SLF U.S.	April 27, 2010
Westley V. Thompson	(Principal Executive Officer)

/s/ Ronald H. Friesen*	Director and Senior Vice President and Chief Financial	April 27, 2010
Ronald H. Friesen	Officer and Treasurer
(Principal Financial Officer)

/s/ Douglas C. Miller*	Vice President and Controller	April 27, 2010
Douglas C. Miller	(Principal Accounting Officer)

By: /s/ Susan J. Lazzo	Attorney-in-Fact for:	April 27, 2010
Susan J. Lazzo
Keith Gubbay, Director
Janet Whitehouse, Director
Peter R. O’Flinn, Director
David K. Stevenson, Director
Michael E. Shunney, Director
Scott M. Davis, Director
John T. Donnelly, Director
Michael K. Moran, Director

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*Susan J. Lazzo has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, File No. 333-107983, filed on February 27, 2009.  Powers of attorney are included herein as Exhibit J(1).

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EXHIBIT INDEX

E(2)	Application

J(1)	Powers of Attorney

K	Legal Opinion

N	Consent of Independent Registered Public Accounting Firm

Representation of Counsel Pursuant to Rule 485(b)

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